UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021 through April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Semi-Annual Report
J.P. Morgan International Equity Funds
April 30, 2022 (Unaudited)
JPMorgan Emerging Markets Equity Fund
JPMorgan Emerging Markets Research Enhanced Equity Fund
JPMorgan Europe Dynamic Fund
JPMorgan International Equity Fund
JPMorgan International Focus Fund
JPMorgan International Hedged Equity Fund
JPMorgan International Research Enhanced Equity Fund
JPMorgan International Value Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
June 21, 2022, 2022(Unaudited)
Dear Shareholders,

“The market environment remains challenging; investors should recognize the risks in trying to time market movements, as well as the potential long-term benefits of portfolio diversification.”
— Andrea L. Lisher

Global economic growth has been hindered by accelerating inflation, the conflict in Ukraine and regional surges in pandemic infections. While equity markets largely rallied in the final months of 2021 and continued to outperform bond markets, a more hawkish U.S. Federal Reserve (the “Fed”) and Russia’s invasion of Ukraine in late February 2022 set off a cascade of weakening investor sentiment.
In the U.S., continued job growth, strong consumer spending and resilient corporate earnings in the first quarter of 2022 helped to offset a contraction in real economic growth. Meanwhile, in response to the highest levels of inflation in nearly 40 years, the Fed raised its benchmark interest rate in March 2022 for the first time since 2018 and then raised it again in both May and June.
Elsewhere, the Bank of England has raised interest rates multiple times since the start of 2022 and the European Central Bank has signaled it is poised to raise interest rates in July 2022, which would mark the first rate increase in the European Union in 11 years.
Meanwhile, emerging markets generally struggled during the six months ended April 30, 2022 as rising prices for energy and food weighed on economic growth. Additionally, a pandemic resurgence in China in early 2022 led to strict lockdowns in several large cities, which hurt manufacturing and other economic activity and had a spillover effect on other emerging market economies.
The market environment remains challenging; investors should recognize the risks in trying to time market movements, as well as the potential long-term benefits of portfolio diversification. J.P. Morgan Asset Management will seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.
On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.
Sincerely yours,
Andrea L. Lisher
Head of Americas, Client
J.P. Morgan Asset Management

April 30, 2022	J.P. Morgan International Equity Funds	1

J.P. Morgan International Equity Funds
MARKET OVERVIEW
SIX MONTHS ENDED April 30, 2022 (Unaudited)
While developed market equities rallied in the final months of 2021, a resurgence in the pandemic, surging inflation and Russia’s invasion of Ukraine in late February 2022 dented the global economic outlook and erased equity market gains for the six month period. Overall, both global equity and fixed income markets largely generated negative returns for the period, with emerging markets largely underperforming developed markets.
U.S. equity prices largely maintained upward momentum in the final months of 2021 amid low interest rates, a boom in household wealth and record corporate earnings and revenues. However, investor concerns about the emergence of the Omicron variant of COVID-19 and surging inflationary pressure fueled market volatility in 2022 and Russia’s military build-up and invasion of Ukraine in February 2022 put further pressure on U.S. equity prices.
In mid-March 2022, the U.S. Federal Reserve followed through on its stated plan and raised interest rates for the first time since December 2018, and pledged to raise rates six more times in 2022. While U.S. equity prices rebounded somewhat for the month, both equity and bond markets slumped in April as negotiations to end the Ukraine conflict failed and global supply-chain disruptions increased. Notably, the U.S. dollar strengthened against other major currencies in early 2022, which provided a significant drag on both the domestic economy and corporate earnings. However, job growth in the U.S. continued throughout the six month period.
European and U.K. equities largely ended 2021 with gains but the reimposition of social restrictions in response to the spread of Omicron and the outbreak of fighting in Ukraine weighed on financial markets in early 2022. While initial multilateral trade and financial sanctions against Russia excluded its energy sector, prices for natural gas and petroleum rose sharply across Europe and the potential disruption of energy supplies hurt investor sentiment.
Unemployment in both the Euro area and the U.K. had fallen to near multi-decade lows by the end of April 2022 but consumer sentiment across both regions tumbled lower in 2022. During the six month period, the European Central Bank maintained its ultra-low interest rate policy, while the Bank of England raised rates three times during the period amid the highest annual inflation rate in 30 years.
Within emerging markets, both equities and bonds underperformed throughout the six month period. China proved be the largest drag on emerging markets during the period as investor concerns about tighter regulatory scrutiny of large technology companies in 2021 gave way to strict lockdowns in several large cities amid a resurgence in COVID-19 infections throughout the country. The expected slowdown in China’s economy, and in its manufacturing sector in particular, weighed down financial markets in its emerging market trading partners. Rising prices for energy and a range of other commodities also raised investor concerns about economic growth across emerging market nations, particularly net importers of  petroleum and natural gas. Additionally, the prospect of rising U.S. interest rates weighed on emerging market bond prices.
The S&P 500 Index returned -9.65%, the MSCI EAFE Index returned -11.58% and the MSCI Emerging Markets Index returned -14.04% for the six months ended April 30, 2022.
2	J.P. Morgan International Equity Funds	April 30, 2022

JPMorgan Emerging Markets Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2022 (Unaudited)
REPORTING PERIOD RETURN:
Fund (Class L Shares) *	(26.17)%
MSCI Emerging Markets Index (net total return)	(14.15)%
Net Assets as of 4/30/2022 (In Thousands)	$9,678,228
INVESTMENT OBJECTIVE**
The JPMorgan Emerging Markets Equity Fund (the “Fund”) seeks to provide high total return.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class L Shares underperformed the MSCI Emerging Markets Index (net total return) (the “Benchmark”) for the six months ended April 30, 2022.
The Fund’s security selection in the financials and information technology sectors was a leading detractor from performance relative to the Benchmark. The Fund’s security selection in the energy sector was the sole sector contributor to relative performance.
By country, the Fund’s security selections in China and Taiwan were leading detractors from relative performance, while the Fund’s underweight position in Russia and overweight position in Indonesia were leading contributors to relative performance. By the end of the period, the Fund had no holdings in Russia.
Leading individual detractors from relative performance included the Fund’s out-of-Benchmark positions in Sea Ltd., EPAM Systems Inc. and Delivery Hero SE. Shares of Sea, a Singapore internet and mobile platform provider, fell after Tencent Holdings Ltd. reduced its stake in the company to about 19% from 21%. Shares of EPAM Systems, a global provider of software development and digital platform services that largely operates from Belarus, fell after the company withdrew its earnings forecasts due to uncertainty and business disruptions stemming from the military conflict in Ukraine.
Shares of Delivery Hero, a German food ordering and delivery service, fell after the company forecast breakeven results for its food delivery business in the first half of 2022.
Leading individual contributors to relative performance included the Fund’s underweight positions in Gazprom PJSC and PJSC Lukoil and its overweight position Bank Rakyat Indonesia PT. Shares of both Gazprom and Lukoil, Russian natural gas and petroleum producers, fell after the imposition of multilateral economic sanctions in response to Russia’s invasion of Ukraine. Shares of Bank Rakyat, an Indonesian financial services provider, rose amid strong commodity exports and consumer demand in Indonesia.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers employed an active strategy in which portfolio construction was focused on the highest-conviction ideas found at the security level. The Fund’s portfolio managers used bottom-up fundamental research to determine the Fund’s security weightings, researching companies in an attempt to determine their underlying value and potential for future earnings growth.
As a result of this process, the Fund’s largest sector overweight allocations relative to the Benchmark during the period were in the information technology and consumer staples sectors and its largest relative underweight allocations were in the materials and energy sectors. The Fund’s largest country overweight allocations relative to the Benchmark during the period were in Hong Kong and India and its largest relative underweight allocations were in South Korea and Taiwan.

April 30, 2022	J.P. Morgan International Equity Funds	3

JPMorgan Emerging Markets Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2022 (Unaudited) (continued)
TOP TEN POSITIONS OF THE PORTFOLIO AS OF April 30, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	8.0%
2.	Samsung Electronics Co. Ltd. (South Korea)	6.4
3.	Tencent Holdings Ltd. (China)	4.8
4.	Tata Consultancy Services Ltd. (India)	3.3
5.	MercadoLibre, Inc. (Brazil)	3.0
6.	Housing Development Finance Corp. Ltd. (India)	3.0
7.	Reliance Industries Ltd. (India)	2.8
8.	JD.com, Inc., Class A (China)	2.6
9.	AIA Group Ltd. (Hong Kong)	2.6
10.	NetEase, Inc. (China)	2.5

PORTFOLIO COMPOSTION BY COUNTRY AS OF April 30, 2022	PERCENT OF TOTAL INVESTMENTS
China	30.5%
India	21.9
Taiwan	11.5
South Korea	8.1
Brazil	5.7
Hong Kong	4.9
Indonesia	4.4
Mexico	3.1
United States	2.0
South Africa	1.5
United Kingdom	1.1
Others (each less than 1.0%)	2.5
Short-Term Investments	2.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
4	J.P. Morgan International Equity Funds	April 30, 2022

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 28, 2001
With Sales Charge **		(30.18)%	(33.58)%	3.75%	2.85%
Without Sales Charge		(26.30)	(29.90)	4.87	3.40
CLASS C SHARES	February 28, 2006
With CDSC ***		(27.47)	(31.25)	4.36	2.99
Without CDSC		(26.47)	(30.25)	4.36	2.99
Class I SHARES	September 10, 2001	(26.18)	(29.71)	5.15	3.66
Class L SHARES	November 15, 1993	(26.17)	(29.65)	5.26	3.79
Class R2 SHARES	July 31, 2017	(26.41)	(30.12)	4.57	3.22
Class R3 SHARES	July 31, 2017	(26.29)	(29.91)	4.84	3.38
Class R4 SHARES	July 31, 2017	(26.22)	(29.76)	5.09	3.63
Class R5 SHARES	September 9, 2016	(26.15)	(29.63)	5.26	3.80
Class R6 SHARES	December 23, 2013	(26.14)	(29.58)	5.36	3.88

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (4/30/12 TO 4/30/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R5 Shares and Class R6 Shares prior to their inception dates are based on the performance of Class L Shares. The actual returns of Class R5 Shares and Class R6 Shares would have been different than those shown because Class R5 Shares and Class R6 Shares have different expenses than Class L Shares.
Returns shown for Class R2 Shares and Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns of Class R2 Shares and Class R3 Shares would have been lower than those shown because Class R2 Shares and Class R3 Shares have higher expenses than Class A Shares.
Returns for Class R4 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from April 30, 2012 to April 30, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Class L Shares have a $3,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

April 30, 2022	J.P. Morgan International Equity Funds	5

JPMorgan Emerging Markets Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2022 (Unaudited) (continued)
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
6	J.P. Morgan International Equity Funds	April 30, 2022

JPMorgan Emerging Markets Research Enhanced Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2022 (Unaudited)
REPORTING PERIOD RETURN:
Fund (Class R6 Shares) *	(15.89)%
MSCI Emerging Markets Index (net total return)	(14.15)%
Net Assets as of 4/30/2022 (In Thousands)	$2,946,092
INVESTMENT OBJECTIVE**
The JPMorgan Emerging Markets Research Enhanced Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class R6 Shares underperformed the MSCI Emerging Markets Index (net total return) (the “Benchmark”) for the six months ended April 30, 2022.
By sector, the Fund’s security selection in the financials and materials sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the information technology and communication services sectors was a leading contributor to relative performance.
By country, the Fund’s security selections in India and Taiwan were leading detractors from relative performance, while the Fund’s overweight position in Russia early in the period and its overweight position in Mexico were leading contributors to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in PJSC Sberbank, PJSC Lukoil and X5 Retail Group. Shares of Sberbank, a Russian bank and financial services provider, Lukoil, a Russian natural gas and petroleum producer and X5 Retail Group, a Russian food retailer, all fell after the imposition of multilateral economic sanctions in response to Russia’s invasion of Ukraine.
Leading individual contributors to relative performance included the Fund’s underweight positions in Yandex NV and PAO Novatek and its overweight position in Alinma Bank.
Shares of Yandex, a Dutch e-commerce and taxi service provider not held in the Fund, fell amid investor concerns about its larger exposure to Russia and the potential impact of multilateral sanctions on its business. Shares of Novatek, a Russian natural gas and petroleum producer, fell after the imposition of multilateral economic sanctions in response to Russia’s invasion of Ukraine. Shares of Alinma, a Saudi Arabian bank, rose amid investor expectations that rising global energy prices would benefit the broader Saudi Arabian economy.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers employed a combination of a disciplined portfolio construction process with in-depth fundamental research into individual securities conducted by a global network of research analysts to identify what they believed to be their relative value.
As a result of this process, by sector, the Fund’s largest overweight allocations relative to the Benchmark during the period were in the energy and consumer staples sectors and its largest underweight allocations were in the communication services and utilities sectors. By country, the Fund’s largest overweight allocations relative to the Benchmark during the period were in Mexico and Hong Kong and its largest relative underweight allocations were in China and India.

April 30, 2022	J.P. Morgan International Equity Funds	7

JPMorgan Emerging Markets Research Enhanced Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2022 (Unaudited) (continued)
TOP TEN POSITIONS OF THE PORTFOLIO AS OF April 30, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5.8%
2.	Samsung Electronics Co. Ltd. (South Korea)	4.5
3.	Tencent Holdings Ltd. (China)	4.2
4.	Alibaba Group Holding Ltd. (China)	2.9
5.	Reliance Industries Ltd. (India)	1.8
6.	Meituan (China)(a)	1.4
7.	China Construction Bank Corp., Class H (China)	1.2
8.	Infosys Ltd., ADR (India)	1.2
9.	JD.com, Inc., Class A (China)	1.2
10.	Vale SA, ADR (Brazil)	1.2

PORTFOLIO COMPOSTION BY COUNTRY AS OF April 30, 2022	PERCENT OF TOTAL INVESTMENTS
China	30.2%
Taiwan	14.6
South Korea	13.2
India	12.7
Brazil	6.1
Saudi Arabia	4.2
South Africa	4.2
Mexico	2.9
Thailand	2.1
Indonesia	1.8
Malaysia	1.2
Others (each less than 1.0%)	4.8
Short-Term Investments	2.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
8	J.P. Morgan International Equity Funds	April 30, 2022

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
Class I SHARES	January 30, 2019	(15.95)%	(20.37)%	5.42%
Class R6 SHARES	December 11, 2018	(15.89)	(20.26)	5.54

*	Not annualized.
LIFE OF FUND PERFORMANCE (12/11/18 TO 4/30/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
The Fund commenced operations on December 11, 2018.
Returns for Class I Shares prior to its inception date are based on the performance of Class R6 Shares. The actual returns of Class I Shares would have been lower than those shown because Class I Shares have higher expenses than Class R6 Shares.
The graph illustrates comparative performance for $15,000,000 invested in Class R6 Shares of the JPMorgan Emerging Markets Research Enhanced Equity Fund and the MSCI Emerging Markets Index (net total return) from December 11, 2018 to April 30, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable, The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties.
Class R6 Shares have a $15,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date.
Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

April 30, 2022	J.P. Morgan International Equity Funds	9

JPMorgan Europe Dynamic Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2022 (Unaudited)
REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge) *	(14.34)%
MSCI Europe Index (net total return)	(11.73)%
Net Assets as of 4/30/2022 (In Thousands)	$606,542
INVESTMENT OBJECTIVE**
The JPMorgan Europe Dynamic Fund (the “Fund”) seeks total return from long-term capital growth. Total return consists of capital growth and current income.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class A Shares, without a sales charge, underperformed the MSCI Europe Index (net total return) (the “Benchmark”) for the six months ended April 30, 2022.
Relative to the Benchmark, the Fund’s security selection in the industrials sector and its underweight position in the health care sector were leading detractors from performance, while the Fund’s security selection in the information technology and utilities sectors was a leading contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s underweight positions in Shell PLC and AstraZeneca PLC and its out-of-Benchmark position in Eckert & Ziegler Strahlen -und Medizintechnik AG. Shares of Shell, a U.K. integrated petroleum and natural gas company not held in the Fund, rose amid rising global energy prices. Shares of AstraZeneca, a U.K. pharmaceuticals company, rose amid investor expectations for regulator approval of the company’s treatment for Covid-19 and its variants. Shares of Eckert & Ziegler, a German, medical radiation therapies developer, fell as investors sold the stock following runup in the share price in 2021.
Leading individual contributors to relative performance included the Fund’s overweight positions in BP PLC and Equinor ASA, and its underweight position in ASML Holding NV. Shares of BP, a U.K. integrated petroleum and natural gas company, rose amid rising global energy prices. Shares of Equinor, a Norwegian petroleum and natural gas producer, rose amid rising global energy prices. Shares of ASML Holding, a Dutch semiconductor manufacturer, fell after the company reported lower-than-expected revenue for the fourth quarter of 2021.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers believe that attractively valued, high quality securities with positive momentum have the potential to outperform the market. During the reporting period, the Fund’s portfolio managers invested in securities that they believed had these style characteristics. Portfolio positions were based on bottom-up security selection rather than top-down asset allocation decisions.
TOP TEN POSITIONS OF THE PORTFOLIO AS OF April 30, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Nestle SA (Registered) (Switzerland)	4.7%
2.	Novo Nordisk A/S, Class B (Denmark)	3.7
3.	Roche Holding AG (Switzerland)	3.7
4.	TotalEnergies SE (France)	2.9
5.	BP plc (United Kingdom)	2.8
6.	Novartis AG (Registered) (Switzerland)	2.8
7.	LVMH Moet Hennessy Louis Vuitton SE (France)	2.4
8.	Koninklijke Ahold Delhaize NV (Netherlands)	2.2
9.	Allianz SE (Registered) (Germany)	2.1
10.	Diageo plc (United Kingdom)	2.0

PORTFOLIO COMPOSTION BY COUNTRY AS OF April 30, 2022	PERCENT OF TOTAL INVESTMENTS
United Kingdom	18.2%
Switzerland	16.1
France	15.0
Germany	14.2
Denmark	7.2
Netherlands	5.8
Finland	3.2
United States	2.2
Australia	2.0
Ireland	1.4
Norway	1.3
Spain	1.2
Italy	1.1
Austria	1.0
Luxembourg	0.9
Short-Term Investments	9.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. Morgan International Equity Funds	April 30, 2022

**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
April 30, 2022	J.P. Morgan International Equity Funds	11

JPMorgan Europe Dynamic Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 2, 1995
With Sales Charge **		(18.83)%	(15.94)%	1.75%	5.31%
Without Sales Charge		(14.34)	(11.29)	2.85	5.88
CLASS C SHARES	November 1, 1998
With CDSC ***		(15.58)	(12.73)	2.34	5.45
Without CDSC		(14.58)	(11.73)	2.34	5.45
Class I SHARES	September 10, 2001	(14.22)	(11.03)	3.12	6.16
Class L SHARES	September 10, 2001	(14.19)	(10.93)	3.24	6.34
Class R6 SHARES	October 1, 2018	(14.13)	(10.83)	3.32	6.38

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (4/30/12 TO 4/30/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class L Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class L Shares.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Europe Dynamic Fund and the MSCI Europe Index (net total return) from April 30, 2012 to April 30, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI Europe Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Europe Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in the developed markets countries in Europe. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. Morgan International Equity Funds	April 30, 2022

JPMorgan International Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2022 (Unaudited)
REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(16.85)%
MSCI EAFE Index (net total return)	(11.80)%
Net Assets as of 4/30/2022 (In Thousands)	$4,483,386
INVESTMENT OBJECTIVE**
The JPMorgan International Equity Fund (the “Fund”) seeks total return from long-term capital growth and income. Total return consists of capital growth and current income.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class I Shares underperformed the MSCI EAFE Index (net of total return) (the “Benchmark”) for the six months ended April 30, 2022.
The Fund’s security selections in the health care and communication services sectors were leading detractors from relative performance, while the Fund’s security selections in the materials and utilities sectors were leading contributors to relative performance.
By region, the Fund’s security selection in Japan and the Pacific, excluding Japan, were leading detractors from relative performance, while the Fund’s underweight position in the U.K. and its out-of-Benchmark position in emerging markets were the smallest detractors from relative performance and no sectors made a positive contribution to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in Sea Ltd., Delivery Hero SE and Keyence Corp. Shares of Sea, a Singapore internet and mobile platform provider, fell after Tencent Holdings Ltd. reduced its stake in the company to about 19% from 21%. Shares of Delivery Hero, a German food ordering service, fell after the company forecast breakeven results for its food delivery business in the first half of 2022. Shares of Keyence, a Japanese automation technology provider, fell amid investor concerns about the impact of a slowing global economy and China’s pandemic lockdowns during the period.
Leading individual contributors to relative performance included the Fund’s overweight positions in BHP Group Ltd., Anglo American PLC and DBS Group Holdings Ltd. Shares of both BHP Group, an Australian mining and metals company, and Anglo American PLC, a U.K. mining and metals company, rose amid surging global prices for commodities. Shares of DBS Group Holdings, a Singapore financial services provider, rose amid consecutive quarters of better-than-expected earnings during the period.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers continued to focus on security selection to build a portfolio of international equities. They used bottom-up fundamental research to identify what they believed were attractively priced securities of companies with solid financial positions that possessed the potential to increase their earnings faster than their industry peers.

April 30, 2022	J.P. Morgan International Equity Funds	13

JPMorgan International Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2022 (Unaudited) (continued)
TOP TEN POSITIONS OF THE PORTFOLIO AS OF April 30, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Nestle SA (Registered) (Switzerland)	4.0%
2.	Roche Holding AG (Switzerland)	3.3
3.	TotalEnergies SE (France)	3.3
4.	Novo Nordisk A/S, Class B (Denmark)	2.7
5.	BHP Group Ltd. (Australia)	2.5
6.	Diageo plc (United Kingdom)	2.4
7.	ASML Holding NV (Netherlands)	2.3
8.	LVMH Moet Hennessy Louis Vuitton SE (France)	2.2
9.	DBS Group Holdings Ltd. (Singapore)	2.0
10.	Shell plc (Netherlands)	1.9

PORTFOLIO COMPOSTION BY COUNTRY AS OF April 30, 2022	PERCENT OF TOTAL INVESTMENTS
France	14.9%
Japan	11.8
Switzerland	10.1
United Kingdom	9.9
Germany	8.3
Denmark	5.7
Netherlands	5.6
United States	4.1
Sweden	3.6
Hong Kong	3.4
Australia	2.5
Spain	2.0
Singapore	2.0
South Korea	1.7
PORTFOLIO COMPOSTION BY COUNTRY AS OF April 30, 2022	PERCENT OF TOTAL INVESTMENTS
South Africa	1.5%
Taiwan	1.3
Belgium	1.3
Others (each less than 1.0%)	3.1
Short-Term Investments	7.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
14	J.P. Morgan International Equity Funds	April 30, 2022

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2002
With Sales Charge **		(21.34)%	(17.40)%	3.32%	4.21%
Without Sales Charge		(16.98)	(12.83)	4.43	4.78
CLASS C SHARES	January 31, 2003
With CDSC ***		(18.16)	(14.25)	3.92	4.35
Without CDSC		(17.16)	(13.25)	3.92	4.35
Class I SHARES	January 1, 1997	(16.85)	(12.60)	4.72	5.04
Class R2 SHARES	November 3, 2008	(17.06)	(13.06)	4.14	4.49
Class R5 SHARES	May 15, 2006	(16.83)	(12.52)	4.82	5.20
Class R6 SHARES	November 30, 2010	(16.77)	(12.41)	4.93	5.28

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (4/30/12 TO 4/30/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Equity Fund and the MSCI EAFE Index (net total return) from April 30, 2012 to April 30, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

April 30, 2022	J.P. Morgan International Equity Funds	15

JPMorgan International Focus Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2022 (Unaudited)
REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(16.59)%
MSCI ACWI ex USA Index (net total return)	(11.87)%
Net Assets as of 4/30/2022 (In Thousands)	$1,406,947
INVESTMENT OBJECTIVE**
The JPMorgan International Focus Fund (the “Fund”) seeks to provide long-term capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class I Shares underperformed the MSCI ACWI ex USA Index (net total return) (the “Benchmark”) for the six months ended April 30, 2022.
The Fund’s security selection in the communication services and financials sectors was a leading detractors from performance relative to the Benchmark, while the Fund’s security selection in the materials and consumer staples sectors was a leading contributor to relative performance.
By region, the Fund’s security selections in the Pacific, excluding Japan, and in emerging markets were leading detractors from relative performance, while the Fund’s overweight position in the U.K. was the sole regional contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in Sea Ltd., PJSC Sberbank and Delivery Hero SE. Shares of Sea, a Singapore-based internet and mobile platform provider, fell after Tencent Holdings Ltd. reduced its stake in the company to about 19% from 21%. Shares of Sberbank, a Russian bank and financial services provider, fell after multilateral financial sanctions were imposed on Russia in response to its February 2022 invasion of Ukraine. Shares of Delivery Hero, a German food ordering service, fell after the company forecast breakeven results for its food delivery business in the first half of 2022.
Leading individual contributors to relative performance included the Fund’s overweight positions in BHP Group Ltd., Anglo American PLC and Shell PLC. Shares of both BHP Group, an Australian mining and metals company, and Anglo American PLC, a U.K. mining and metals company, rose amid surging global prices for commodities. Shares of Shell, a U.K. integrated petroleum and natural gas company, rose amid rising global energy prices.

16	J.P. Morgan International Equity Funds	April 30, 2022

HOW WAS THE FUND POSITIONED?
By harnessing their team’s global sector specialists, the Fund’s portfolio managers sought to build a high-conviction, benchmark-agnostic portfolio of growth, value and unique companies, whose future prospects, the portfolio managers believed, were under-appreciated by the market and thus possessed the potential to deliver higher-than-expected earnings that could have a positive effect on their share prices.
TOP TEN POSITIONS OF THE PORTFOLIO AS OF April 30, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Nestle SA (Registered) (Switzerland)	4.8%
2.	Shell plc (Netherlands)	4.0
3.	Novo Nordisk A/S, Class B (Denmark)	3.9
4.	Samsung Electronics Co. Ltd. (South Korea)	3.8
5.	Diageo plc (United Kingdom)	3.6
6.	BHP Group Ltd. (Australia)	3.5
7.	Roche Holding AG (Switzerland)	3.2
8.	Anglo American plc (South Africa)	3.2
9.	Toronto-Dominion Bank (The) (Canada)	3.1
10.	AIA Group Ltd. (Hong Kong)	2.9

PORTFOLIO COMPOSTION BY COUNTRY AS OF April 30, 2022	PERCENT OF TOTAL INVESTMENTS
Switzerland	11.2%
United Kingdom	9.9
France	9.8
Netherlands	7.4
Canada	5.7
Germany	5.4
Denmark	5.3
Hong Kong	4.9
Japan	4.7
South Korea	4.5
Australia	3.5
United States	3.3
Taiwan	3.3
South Africa	3.2
PORTFOLIO COMPOSTION BY COUNTRY AS OF April 30, 2022	PERCENT OF TOTAL INVESTMENTS
Singapore	2.7%
China	2.4
India	2.4
Spain	2.2
Belgium	2.1
Indonesia	1.9
Sweden	1.4
Short-Term Investments	2.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
April 30, 2022	J.P. Morgan International Equity Funds	17

JPMorgan International Focus Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 30, 2011
With Sales Charge **		(21.10)%	(19.86)%	3.62%	5.06%
Without Sales Charge		(16.72)	(15.43)	4.74	5.63
CLASS C SHARES	November 30, 2011
With CDSC ***		(17.91)	(16.82)	4.22	5.20
Without CDSC		(16.91)	(15.82)	4.22	5.20
Class I SHARES	November 30, 2011	(16.59)	(15.20)	5.02	5.92
Class R2 SHARES	November 30, 2011	(16.83)	(15.68)	4.43	5.34
Class R5 SHARES	November 30, 2011	(16.57)	(15.11)	5.12	6.06
Class R6 SHARES	November 30, 2011	(16.50)	(15.01)	5.22	6.14

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (4/30/12 TO 4/30/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
The Fund commenced operations on November 30, 2011.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Focus Fund and the MSCI ACWI ex USA Index (net total return) from April 30, 2012 to April 30, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI ex USA Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI ACWI ex USA Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed and emerging markets, excluding the U.S.. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Subsequent to the inception date of the Fund and through May 30, 2013, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. Morgan International Equity Funds	April 30, 2022

JPMorgan International Hedged Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2022 (Unaudited)
REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(10.08)%
MSCI EAFE Index (net total return)	(11.80)%
ICE BofAML 3-Month US Treasury Bill Index	0.07%
Net Assets as of 4/30/2022 (In Thousands)	$171,223
INVESTMENT OBJECTIVE**
The JPMorgan International Hedged Equity Fund (the “Fund”) seeks to provide capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class I Shares outperformed the MSCI EAFE Index (net total return) (the “Benchmark”) and underperformed the ICE BofAML 3-Month U.S. Treasury Bill Index for the six months ended April 30, 2022. The Fund’s options hedge allowed the Fund to generally perform as designed during the reporting period with about 58% of the Benchmark’s volatility.
The Fund’s security selection in the communication services and health care sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s underweight positions in the materials and energy sectors were leading detractors from relative performance.
By country, the Fund’s security selection in Switzerland and Singapore was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection and underweight position in the U.K. and its security selection in Italy were leading detractors from relative performance.
Leading individual contributors to relative performance included the Fund’s underweight position in Sea Ltd. and its overweight positions in Rio Tinto PLC and RWE AG. Shares of
Sea, a Singapore-based internet and mobile platform provider, fell after Tencent Holdings Ltd. reduced its stake in the company to about 19% from 21%. Shares of Rio Tinto, a U.K. mining and metals company, rose after the company forecast growth in iron ore shipments in the second half of 2022. Shares of RWE, a German electric utility, rose amid rising energy prices across Europe.
Leading individual detractors from relative performance included the Fund’s overweight positions in Ryochin Keikaku Co. and Infineon Technologies AG and its underweight position in Glencore PLC. Shares of Ryochin Keikaku, an apparel and household goods retailer operating under the Muji brand, fell after the company reported lower-than-expected earnings amid increased pandemic-related expenses and lower sales in Japan and China. Shares of Infineon Technologies, a semiconductor manufacturer, fell amid slowing demand from the automotive subsector. Shares of Glencore, a U.K. mining and minerals company not held in the Fund, rose amid surging global commodities prices.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers continued to focus on security selection to build a portfolio of international equities. They used bottom-up fundamental research to identify what they believed were attractively priced securities of companies with solid financial positions that possessed the potential to increase

April 30, 2022	J.P. Morgan International Equity Funds	19

JPMorgan International Hedged Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2022 (Unaudited) (continued)
their earnings faster than their industry peers.
TOP TEN POSITIONS OF THE PORTFOLIO AS OF April 30, 2022		PERCENT OF TOTAL INVESTMENTS
1.	MSCI EAFE E-Mini Index 6/17/2022 at USD 2,015.00, European Style	3.6%
2.	Nestle SA (Registered) (Switzerland)	2.8
3.	Roche Holding AG (Switzerland)	2.4
4.	ASML Holding NV (Netherlands)	2.0
5.	Novo Nordisk A/S, Class B (Denmark)	1.9
6.	LVMH Moet Hennessy Louis Vuitton SE (France)	1.7
7.	Novartis AG (Registered) (Switzerland)	1.7
8.	AstraZeneca plc (United Kingdom)	1.6
9.	Diageo plc (United Kingdom)	1.4
10.	Allianz SE (Registered) (Germany)	1.3

PORTFOLIO COMPOSTION BY COUNTRY AS OF April 30, 2022	PERCENT OF TOTAL INVESTMENTS
Japan	20.9%
United Kingdom	12.8
Switzerland	10.9
France	10.7
Germany	8.7
Australia	6.1
Netherlands	5.9
United States	5.4
Denmark	3.2
Spain	2.7
Hong Kong	2.4
Sweden	1.9
Others (each less than 1.0%)	3.9
Short-Term Investments	4.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
20	J.P. Morgan International Equity Funds	April 30, 2022

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	March 15, 2019
With Sales Charge **		(14.88)%	(10.37)%	(0.61)%
Without Sales Charge		(10.15)	(5.40)	1.11
CLASS C SHARES	March 15, 2019
With CDSC ***		(11.38)	(6.87)	0.60
Without CDSC		(10.38)	(5.87)	0.60
Class I SHARES	March 15, 2019	(10.08)	(5.18)	1.36
Class R5 SHARES	March 15, 2019	(9.97)	(5.01)	1.52
Class R6 SHARES	March 15, 2019	(9.99)	(4.98)	1.61

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
LIFE OF FUND PERFORMANCE (2/22/19 TO 4/30/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
The Fund commenced operations on March 15, 2019.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Hedged Equity Fund, the MSCI EAFE Index (net total return) and the ICE BofAML 3-Month US Treasury Bill Index from March 15, 2019 to April 30, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The ICE
BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a

April 30, 2022	J.P. Morgan International Equity Funds	21

JPMorgan International Hedged Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2022 (Unaudited) (continued)
recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
22	J.P. Morgan International Equity Funds	April 30, 2022

JPMorgan International Research Enhanced Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2022 (Unaudited)
REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(12.16)%
MSCI EAFE Index (net total return)	(11.80)%
Net Assets as of 4/30/2022 (In Thousands)	$5,523,040
INVESTMENT OBJECTIVE**
The JPMorgan International Research Enhanced Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class I Shares underperformed the MSCI EAFE Index (net total return) (the “Benchmark”) for the six months ended April 30, 2022.
The Fund’s underweight positions in the materials and energy sectors were leading detractors from performance relative to the Benchmark, while the Fund’s security selection in the communication services and health care sectors were leading contributors to relative performance.
By region, the Fund’s security selection in the U.K. was the sole regional detractor from performance relative to the Benchmark, while the Fund’s security selection in Europe, excluding the U.K., and in the Pacific, excluding Japan, was a leading contributor to relative performance.
Due to the Fund holding a relatively large number of securities during the reporting period, the impact of individual holdings on the Fund’s relative performance tended to be small.
HOW WAS THE FUND POSITIONED?
Using the fundamental equity insights generated by analysts, the Fund’s portfolio managers took overweight positions in securities included within the universe of the Benchmark that they considered undervalued, while underweighting or not holding securities in the Benchmark that they considered overvalued.
TOP TEN POSITIONS OF THE PORTFOLIO AS OF April 30, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Nestle SA (Registered) (Switzerland)	2.9%
2.	Roche Holding AG (Switzerland)	2.5
3.	ASML Holding NV (Netherlands)	2.0
4.	Novo Nordisk A/S, Class B (Denmark)	2.0
5.	LVMH Moet Hennessy Louis Vuitton SE (France)	1.8
6.	Novartis AG (Registered) (Switzerland)	1.7
7.	AstraZeneca plc (United Kingdom)	1.6
8.	Diageo plc (United Kingdom)	1.4
9.	BP plc (United Kingdom)	1.3
10.	Allianz SE (Registered) (Germany)	1.3

PORTFOLIO COMPOSTION BY COUNTRY AS OF April 30, 2022	PERCENT OF TOTAL INVESTMENTS
Japan	19.0%
United Kingdom	13.6
Switzerland	11.4
France	11.4
Germany	9.1
Netherlands	6.3
Australia	5.8
Denmark	3.4
Spain	2.7
Hong Kong	2.2
Sweden	1.9
United States	1.9
Others (each less than 1.0%)	4.0
Short-Term Investments	7.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

April 30, 2022	J.P. Morgan International Equity Funds	23

JPMorgan International Research Enhanced Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 23, 1993
With Sales Charge **		(16.83)%	(12.46)%	2.48%	4.74%
Without Sales Charge		(12.21)	(7.61)	3.60	5.31
Class I SHARES	October 28, 1992	(12.16)	(7.45)	3.83	5.57
Class R6 SHARES	November 1, 2017	(12.14)	(7.36)	3.93	5.62

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
TEN YEAR FUND PERFORMANCE  (4/30/12 TO 4/30/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Research Enhanced Equity Fund and the MSCI EAFE Index (net total return) from April 30, 2012 to April 30, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower.
Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

24	J.P. Morgan International Equity Funds	April 30, 2022

JPMorgan International Value Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2022 (Unaudited)
REPORTING PERIOD RETURN:
Fund (Class L Shares) *	(7.92)%
MSCI EAFE Value Index (net total return)	(5.14)%
Net Assets as of 4/30/2022 (In Thousands)	$387,700
INVESTMENT OBJECTIVE**
The JPMorgan International Value Fund (the “Fund”) seeks to provide long-term capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class L Shares underperformed the MSCI EAFE Value Index (net total return) (the “Benchmark”) for the six months ended April 30, 2022.
The Fund’s security selection in the consumer discretionary and industrials sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s underweight positions in the information technology and real estate sectors were leading detractors from relative performance.
By region, the Fund’s security selection in the U.K. and Europe was a leading detractor from relative performance, while the Fund’s security selection in Japan was the sole regional contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s underweight positions in Shell PLC, British American Tobacco PLC and AstraZeneca PLC. Shares of Shell, a U.K. integrated petroleum and natural gas company, rose amid rising global energy prices. Shares of British American Tobacco, a U.K. tobacco products maker not held in the Fund, rose amid the company’s efforts to enter the retail market for cannabis products. Shares of AstraZeneca, a U.K. pharmaceuticals company not held in the Fund, rose amid investor expectations of regulatory approvals of the company’s treatment for Covid-19 and its variants.
Leading individual contributors to relative performance included the Fund’s underweight  positions in SAP SE, BASF AG and SoftBank Group Corp. Shares of SAP, a German software and services company not held in the Fund, fell amid a sell-off in the broader European information technology sector. Shares of BASF, a German chemicals and materials manufacturer not held in the Fund, fell after the company forecast lower-than-expected sales and revenue in 2022. Shares of SoftBank Group, a Japanese technology sector holding company not held in the Fund, fell amid investor concerns about the company’s exposure to technology businesses in China.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers employed behavioral-based and quantitative screens in addition to conducting fundamental analysis to seek out companies that they believed had attractive valuations. As a result of this process, the Fund’s largest overweight positions relative to the Benchmark during the period were in the financials and consumer discretionary sectors, while the largest underweight positions were in the

April 30, 2022	J.P. Morgan International Equity Funds	25

JPMorgan International Value Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2022 (Unaudited) (continued)
consumer staples and utilities sectors.
TOP TEN POSITIONS OF THE PORTFOLIO AS OF April 30, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Shell plc (Netherlands)	2.8%
2.	Novartis AG (Registered) (Switzerland)	2.4
3.	Toyota Motor Corp. (Japan)	2.3
4.	BHP Group Ltd. (Australia)	2.2
5.	TotalEnergies SE (France)	1.7
6.	HSBC Holdings plc (United Kingdom)	1.6
7.	GlaxoSmithKline plc	1.5
8.	BP plc (United Kingdom)	1.4
9.	Siemens AG (Registered) (Germany)	1.2
10.	Allianz SE (Registered) (Germany)	1.2

PORTFOLIO COMPOSTION BY COUNTRY AS OF April 30, 2022	PERCENT OF TOTAL INVESTMENTS
Japan	20.1%
United Kingdom	13.6
Germany	9.4
Australia	8.1
France	7.7
Switzerland	5.9
Netherlands	5.8
Italy	3.2
Spain	3.1
Sweden	2.6
Norway	2.4
United States	2.3
Denmark	1.6
Finland	1.5
PORTFOLIO COMPOSTION BY COUNTRY AS OF April 30, 2022	PERCENT OF TOTAL INVESTMENTS
Singapore	1.4%
Austria	1.3
Hong Kong	1.0
Others (each less than 1.0%)	2.7
Short-Term Investments	6.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
26	J.P. Morgan International Equity Funds	April 30, 2022

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 28, 2001
With Sales Charge **		(12.90)%	(9.86)%	0.46%	2.46%
Without Sales Charge		(8.05)	(4.87)	1.55	3.02
CLASS C SHARES	July 11, 2006
With CDSC ***		(9.34)	(6.36)	1.03	2.61
Without CDSC		(8.34)	(5.36)	1.03	2.61
Class I SHARES	September 10, 2001	(7.97)	(4.66)	1.81	3.29
Class L SHARES	November 4, 1993	(7.92)	(4.53)	1.92	3.42
Class R2 SHARES	November 3, 2008	(8.22)	(5.13)	1.25	2.74
Class R5 SHARES	September 9, 2016	(7.85)	(4.50)	1.92	3.42
Class R6 SHARES	November 30, 2010	(7.93)	(4.44)	2.02	3.53

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (4/30/12 TO 4/30/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective May 2018, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed under the current strategies.
Returns for Class R5 Shares prior to their inception dates are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class L Shares.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan International Value Fund and the MSCI EAFE Value Index (net total return) from April 30, 2012 to April 30, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Value Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Value Index (net total return) is a free float-adjusted market capitalization weighted index  that is designed to measure the performance of value-oriented large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Class L Shares have a $3,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

April 30, 2022	J.P. Morgan International Equity Funds	27

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2022 (Unaudited)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.3%
Brazil — 5.7%
B3 SA - Brasil Bolsa Balcao	36,160	97,275
Magazine Luiza SA *	35,416	35,388
MercadoLibre, Inc. *	290	282,412
Raia Drogasil SA	12,592	53,284
XP, Inc., Class A *	3,372	82,972
		551,331
China — 30.5%
Alibaba Group Holding Ltd. *	2,185	26,658
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	14,621	99,270
Budweiser Brewing Co. APAC Ltd. (a)	36,765	91,478
Dada Nexus Ltd., ADR *	3,482	26,570
Foshan Haitian Flavouring & Food Co. Ltd., Class A	10,770	131,311
JD.com, Inc., ADR *	1,020	62,922
JD.com, Inc., Class A *	7,921	246,959
Jiangsu Hengli Hydraulic Co. Ltd., Class A	14,368	98,604
KE Holdings, Inc., ADR *	3,440	48,775
Kingdee International Software Group Co. Ltd. *	33,349	68,052
Meituan * (a)	7,797	167,056
Midea Group Co. Ltd., Class A	3,256	27,705
NetEase, Inc.	12,341	236,401
Pharmaron Beijing Co. Ltd., Class A	5,886	110,397
Ping An Bank Co. Ltd., Class A	24,427	55,982
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,917	89,874
Shenzhou International Group Holdings Ltd.	8,462	114,817
Sichuan Swellfun Co. Ltd., Class A	1,990	20,973
Silergy Corp.	1,455	129,542
Sunny Optical Technology Group Co. Ltd.	6,003	87,494
Tencent Holdings Ltd.	9,578	451,358
Wanhua Chemical Group Co. Ltd., Class A	8,751	101,801
Wuliangye Yibin Co. Ltd., Class A	2,814	68,187
Wuxi Biologics Cayman, Inc. * (a)	19,748	145,760
Xinyi Solar Holdings Ltd.	90,630	134,715
Yum China Holdings, Inc.	2,605	108,882
		2,951,543
Hong Kong — 4.9%
AIA Group Ltd.	24,585	241,514
Hong Kong Exchanges & Clearing Ltd.	1,598	67,802
Techtronic Industries Co. Ltd.	1,220	16,254
Techtronic Industries Co. Ltd.	11,206	149,579
		475,149
INVESTMENTS	SHARES (000)	VALUE ($000)

India — 21.9%
Apollo Hospitals Enterprise Ltd.	1,562	90,468
Asian Paints Ltd.	2,104	88,691
Britannia Industries Ltd.	1,516	64,701
HDFC Bank Ltd.	13,065	234,234
HDFC Bank Ltd., ADR	2,799	154,522
HDFC Life Insurance Co. Ltd. (a)	16,679	126,468
Hindustan Unilever Ltd.	5,256	152,715
Housing Development Finance Corp. Ltd.	9,711	280,190
Infosys Ltd.	3,073	62,281
Infosys Ltd., ADR	6,857	136,239
Kotak Mahindra Bank Ltd.	6,895	159,883
Reliance Industries Ltd.	7,350	266,303
Tata Consultancy Services Ltd.	6,652	306,584
		2,123,279
Indonesia — 4.4%
Bank Central Asia Tbk. PT	366,933	205,802
Bank Rakyat Indonesia Persero Tbk. PT	655,689	218,467
		424,269
Macau — 0.5%
Sands China Ltd. *	22,195	48,921
Mexico — 3.1%
Grupo Financiero Banorte SAB de CV, Class O	17,815	117,418
Wal-Mart de Mexico SAB de CV	52,447	185,898
		303,316
Panama — 0.7%
Copa Holdings SA, Class A *	879	66,264
Poland — 0.4%
Allegro.eu SA * (a)	6,701	34,466
Portugal — 0.9%
Jeronimo Martins SGPS SA	4,290	89,295
South Africa — 1.5%
Bid Corp. Ltd.	3,452	72,233
Capitec Bank Holdings Ltd.	525	73,285
		145,518
South Korea — 8.2%
Delivery Hero SE * (a) (b)	1,063	37,355
LG Chem Ltd.	225	92,259
NCSoft Corp.	162	53,683
Samsung Electronics Co. Ltd.	11,386	606,785
		790,082

SEE NOTES TO FINANCIAL STATEMENTS.
28	J.P. Morgan International Equity Funds	April 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — 11.5%
Chailease Holding Co. Ltd.	16,230	128,975
Delta Electronics, Inc.	9,230	77,048
Realtek Semiconductor Corp.	3,104	42,120
Taiwan Semiconductor Manufacturing Co. Ltd.	6,120	110,666
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,142	756,695
		1,115,504
United Kingdom — 1.1%
Prudential plc	8,808	109,652
United States — 2.0%
EPAM Systems, Inc. *	544	144,031
JS Global Lifestyle Co. Ltd. (a)	41,166	48,836
		192,867
Total Common Stocks (Cost $8,504,575)		9,421,456
Short-Term Investments — 2.8%
Investment Companies — 2.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.36% (c) (d)(Cost $267,802)	267,753	267,806
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.37% (c) (d)	8	8
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.37% (c) (d)	99	99
Total Investment of Cash Collateral from Securities Loaned (Cost $107)		107
Total Short-Term Investments (Cost $267,909)		267,913
Total Investments — 100.1% (Cost $8,772,484)		9,689,369
Liabilities in Excess of Other Assets — (0.1)%		(11,141)
NET ASSETS — 100.0%		9,678,228
Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
PT	Limited liability company
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 is $106.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2022.
Summary of Investments by Industry, April 30, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.7%
Semiconductors & Semiconductor Equipment	12.1
Internet & Direct Marketing Retail	9.3
IT Services	6.7
Technology Hardware, Storage & Peripherals	6.3
Insurance	4.9
Interactive Media & Services	4.7
Food & Staples Retailing	4.0
Entertainment	2.9
Chemicals	2.9
Thrifts & Mortgage Finance	2.9
Oil, Gas & Consumable Fuels	2.7
Machinery	2.7
Life Sciences Tools & Services	2.6
Capital Markets	2.6
Food Products	2.1
Beverages	1.8
Electronic Equipment, Instruments & Components	1.7
Hotels, Restaurants & Leisure	1.6
Personal Products	1.6
Diversified Financial Services	1.3
Textiles, Apparel & Luxury Goods	1.2
Construction Materials	1.0
Others (each less than 1.0%)	4.9
Short-Term Investments	2.8
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	29

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2022 (Unaudited)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%
Brazil — 6.2%
Atacadao SA	1,245	5,192
B3 SA - Brasil Bolsa Balcao	1,593	4,285
Cia Energetica de Minas Gerais (Preference)	959	2,918
EDP - Energias do Brasil SA	936	4,026
Gerdau SA (Preference)	2,097	11,972
Itau Unibanco Holding SA (Preference) *	3,198	15,485
Itausa SA (Preference)	6,219	11,610
Localiza Rent a Car SA	436	4,701
Lojas Renner SA *	1,656	7,992
Magazine Luiza SA *	3,785	3,782
MercadoLibre, Inc. *	4	4,281
Petroleo Brasileiro SA (Preference)	4,981	30,721
Porto Seguro SA	470	1,950
Raia Drogasil SA	2,012	8,511
Suzano SA	975	9,858
TIM SA, ADR *	466	6,360
Vale SA, ADR	2,078	35,104
WEG SA	1,854	11,365
XP, Inc., Receipts *	85	2,096
		182,209
Chile — 0.4%
Banco Santander Chile, ADR	383	7,452
Cencosud SA	1,448	2,317
Cia Cervecerias Unidas SA, ADR	118	1,578
		11,347
China — 30.4%
Alibaba Group Holding Ltd. *	7,028	85,726
Amoy Diagnostics Co. Ltd., Class A	204	1,393
Anhui Conch Cement Co. Ltd., Class H	903	4,910
Anjoy Foods Group Co. Ltd., Class A	136	2,635
ANTA Sports Products Ltd.	718	8,247
Baidu, Inc., ADR *	92	11,375
Baoshan Iron & Steel Co. Ltd., Class A	6,679	6,444
BeiGene Ltd., ADR * (a)	17	2,677
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	589	3,999
BOE Technology Group Co. Ltd., Class A	10,123	5,750
BYD Co. Ltd., Class H	159	4,642
Chacha Food Co. Ltd., Class A	651	5,179
China Conch Environment Protection Holdings Ltd. *	1,321	1,131
China Conch Venture Holdings Ltd.	1,321	3,430
China Construction Bank Corp., Class H	51,389	36,609
China International Capital Corp. Ltd., Class H (b)	3,397	6,809
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
China Lesso Group Holdings Ltd.	3,062	3,829
China Life Insurance Co. Ltd., Class H	6,444	9,364
China Merchants Bank Co. Ltd., Class H	3,374	20,336
China Molybdenum Co. Ltd., Class H	12,579	6,256
China Oilfield Services Ltd., Class H	8,198	8,393
China Pacific Insurance Group Co. Ltd., Class H	3,075	6,818
China Petroleum & Chemical Corp., Class H	12,884	6,306
China Resources Land Ltd.	2,594	11,585
China Resources Mixc Lifestyle Services Ltd. (b)	644	3,096
China Vanke Co. Ltd., Class H	4,356	10,272
China Yangtze Power Co. Ltd., Class A	2,446	8,336
Chongqing Brewery Co. Ltd., Class A *	192	3,590
Chongqing Fuling Zhacai Group Co. Ltd., Class A	602	3,142
Contemporary Amperex Technology Co. Ltd., Class A	117	7,085
COSCO SHIPPING Holdings Co. Ltd., Class H *	1,890	2,941
Country Garden Services Holdings Co. Ltd.	1,560	6,575
CSPC Pharmaceutical Group Ltd.	5,804	5,934
ENN Energy Holdings Ltd.	681	9,118
Foshan Haitian Flavouring & Food Co. Ltd., Class A	712	8,681
Fuyao Glass Industry Group Co. Ltd., Class H (b)	965	3,942
Ganfeng Lithium Co. Ltd., Class H (b)	221	2,648
Guangzhou Automobile Group Co. Ltd., Class H	11,024	9,347
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	282	3,452
Haier Smart Home Co. Ltd., Class H	3,563	12,586
Hangzhou Tigermed Consulting Co. Ltd., Class H (b)	271	2,625
Han's Laser Technology Industry Group Co. Ltd., Class A	605	2,497
Hefei Meiya Optoelectronic Technology, Inc., Class A	535	1,814
Huatai Securities Co. Ltd., Class H (b)	2,480	3,408
Huayu Automotive Systems Co. Ltd., Class A	978	2,861
Huazhu Group Ltd.	1,647	5,183
Hundsun Technologies, Inc., Class A	327	1,862
Hutchmed China Ltd., ADR * (a)	64	972
Industrial & Commercial Bank of China Ltd., Class H	27,366	16,496
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,589	9,157
JD.com, Inc., Class A *	1,127	35,144
Jiangsu Hengli Hydraulic Co. Ltd., Class A	273	1,873
Jiangsu Hengrui Medicine Co. Ltd., Class A	949	4,191
Kuaishou Technology * (b)	315	2,576
Kunlun Energy Co. Ltd.	7,742	6,425
Kweichow Moutai Co. Ltd., Class A	31	8,375
Laobaixing Pharmacy Chain JSC, Class A	670	3,232
Lenovo Group Ltd.	3,448	3,348

SEE NOTES TO FINANCIAL STATEMENTS.
30	J.P. Morgan International Equity Funds	April 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Longfor Group Holdings Ltd. (b)	2,086	10,331
Maxscend Microelectronics Co. Ltd., Class A *	66	1,805
Meituan * (b)	1,866	39,984
Minth Group Ltd.	1,506	3,548
NetEase, Inc.	1,352	25,906
NIO, Inc., ADR * (a)	437	7,302
Nongfu Spring Co. Ltd., Class H (b)	740	3,917
Oppein Home Group, Inc., Class A	348	6,074
Pharmaron Beijing Co. Ltd., Class H (b)	572	7,190
PICC Property & Casualty Co. Ltd., Class H	10,226	10,459
Pinduoduo, Inc., ADR *	222	9,573
Ping An Bank Co. Ltd., Class A	3,403	7,798
Ping An Insurance Group Co. of China Ltd., Class H	3,821	24,155
Poly Developments and Holdings Group Co. Ltd., Class A	1,188	3,243
Postal Savings Bank of China Co. Ltd., Class H (b)	8,595	6,517
Qingdao Haier Biomedical Co. Ltd., Class A	387	3,744
Shanghai Baosight Software Co. Ltd., Class A	513	3,641
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	128	6,009
Silergy Corp.	77	6,856
Skshu Paint Co. Ltd., Class A	323	3,589
Sunny Optical Technology Group Co. Ltd.	533	7,771
Tencent Holdings Ltd.	2,663	125,503
Tongwei Co. Ltd., Class A	792	4,842
Trip.com Group Ltd., ADR *	152	3,606
Wanhua Chemical Group Co. Ltd., Class A	562	6,534
Wuliangye Yibin Co. Ltd., Class A	101	2,437
WuXi AppTec Co. Ltd., Class H (b)	534	7,259
Wuxi Biologics Cayman, Inc. * (b)	1,988	14,677
Xiaomi Corp., Class B * (b)	3,225	4,910
Xinyi Solar Holdings Ltd.	6,168	9,168
XPeng, Inc., Class A * (a)	485	6,024
Yum China Holdings, Inc.	71	2,925
Yum China Holdings, Inc.	167	6,962
Yunnan Energy New Material Co. Ltd. *	94	2,837
Zai Lab Ltd., ADR *	24	966
Zhejiang Dingli Machinery Co. Ltd., Class A	355	1,975
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,651	4,693
Zhongji Innolight Co. Ltd., Class A	507	2,323
Zijin Mining Group Co. Ltd., Class H	8,426	12,269
		895,949
INVESTMENTS	SHARES (000)	VALUE ($000)

Colombia — 0.2%
Ecopetrol SA, ADR (a)	330	5,352
Greece — 0.5%
Hellenic Telecommunications Organization SA	384	7,388
OPAP SA	465	6,886
		14,274
Hong Kong — 0.2%
Techtronic Industries Co. Ltd.	418	5,579
Hungary — 0.4%
OTP Bank Nyrt. *	252	7,514
Richter Gedeon Nyrt.	185	3,684
		11,198
India — 12.8%
ACC Ltd.	153	4,626
Apollo Hospitals Enterprise Ltd.	187	10,818
Axis Bank Ltd. *	994	9,375
Bharat Petroleum Corp. Ltd.	1,760	8,285
Biocon Ltd. *	913	4,381
Britannia Industries Ltd.	233	9,936
Dabur India Ltd.	643	4,652
Dr. Reddy's Laboratories Ltd.	53	2,880
Eicher Motors Ltd.	124	4,220
GAIL India Ltd.	1,461	3,020
HDFC Bank Ltd., ADR	128	7,076
HDFC Life Insurance Co. Ltd. (b)	1,385	10,501
Hindalco Industries Ltd.	1,589	9,891
Hindustan Unilever Ltd.	657	19,080
Housing Development Finance Corp. Ltd.	987	28,464
ICICI Bank Ltd.	3,010	28,932
Infosys Ltd., ADR	1,773	35,227
Kotak Mahindra Bank Ltd.	577	13,383
Larsen & Toubro Ltd.	552	12,122
Maruti Suzuki India Ltd.	135	13,556
NTPC Ltd.	4,763	9,668
Oil & Natural Gas Corp. Ltd.	3,278	6,793
Petronet LNG Ltd.	2,227	5,903
Power Grid Corp. of India Ltd.	2,429	7,198
Reliance Industries Ltd.	1,486	53,838
Shriram Transport Finance Co. Ltd.	446	6,927
Tata Consultancy Services Ltd.	573	26,392
Tata Consumer Products Ltd.	325	3,487
Tata Steel Ltd.	375	6,162
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	31

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
UltraTech Cement Ltd.	89	7,709
Wipro Ltd.	474	3,113
		377,615
Indonesia — 1.8%
Bank Central Asia Tbk. PT	36,002	20,192
Bank Rakyat Indonesia Persero Tbk. PT	53,968	17,982
Telkom Indonesia Persero Tbk. PT	50,760	16,177
		54,351
Malaysia — 1.2%
CIMB Group Holdings Bhd.	3,823	4,557
Malayan Banking Bhd.	1,818	3,781
Petronas Chemicals Group Bhd.	3,999	9,388
Public Bank Bhd.	11,430	12,286
Tenaga Nasional Bhd.	2,208	4,584
		34,596
Mexico — 2.9%
America Movil SAB de CV	18,099	17,650
Fomento Economico Mexicano SAB de CV, ADR	91	6,823
Grupo Aeroportuario del Pacifico SAB de CV, Class B *	628	9,670
Grupo Aeroportuario del Sureste SAB de CV, Class B	426	9,284
Grupo Financiero Banorte SAB de CV, Class O	1,963	12,942
Grupo Mexico SAB de CV	2,202	10,313
Kimberly-Clark de Mexico SAB de CV, Class A	2,133	2,969
Wal-Mart de Mexico SAB de CV	4,209	14,919
		84,570
Peru — 0.4%
Credicorp Ltd.	80	11,094
Philippines — 0.5%
Ayala Corp.	253	3,554
Ayala Land, Inc.	5,924	3,616
International Container Terminal Services, Inc.	1,500	6,160
		13,330
Poland — 0.4%
Dino Polska SA * (b)	119	7,666
Powszechny Zaklad Ubezpieczen SA	809	5,596
		13,262
INVESTMENTS	SHARES (000)	VALUE ($000)

Qatar — 0.6%
Industries Qatar QSC	1,191	6,142
Qatar National Bank QPSC	1,977	12,624
		18,766
Russia — 0.0% ^
Gazprom PJSC, ADR ‡	2,290	256
Magnitogorsk Iron & Steel Works PJSC ‡	3,146	36
MMC Norilsk Nickel PJSC, ADR ‡	410	197
Novatek PJSC ‡	165	50
Rosneft Oil Co. PJSC, GDR ‡ (b)	833	78
Sberbank of Russia PJSC, ADR ‡	793	70
Severstal PAO, GDR ‡ (b)	329	105
TCS Group Holding plc, GDR ‡ * (b)	69	50
X5 Retail Group NV, GDR ‡ (b)	207	50
		892
Saudi Arabia — 4.2%
Al Rajhi Bank	703	32,930
Alinma Bank	1,338	14,673
Almarai Co. JSC	380	5,234
BinDawood Holding Co.	132	3,596
Etihad Etisalat Co.	368	4,249
SABIC Agri-Nutrients Co.	148	6,359
Saudi Arabian Oil Co. (b)	478	5,716
Saudi Basic Industries Corp.	431	14,944
Saudi National Bank (The)	1,380	28,935
Saudi Telecom Co.	271	8,327
		124,963
Singapore — 0.1%
BOC Aviation Ltd. (b)	347	2,718
South Africa — 4.2%
Bid Corp. Ltd.	537	11,244
Bidvest Group Ltd. (The)	233	3,196
Capitec Bank Holdings Ltd.	76	10,660
Clicks Group Ltd.	385	7,572
FirstRand Ltd.	4,291	18,479
Foschini Group Ltd. (The)	366	3,218
Gold Fields Ltd.	206	2,783
Impala Platinum Holdings Ltd.	375	4,856
MTN Group Ltd.	359	3,809
Naspers Ltd., Class N	112	11,315
Nedbank Group Ltd.	599	8,360
Sanlam Ltd.	2,676	11,085
Sasol Ltd. *	226	5,522

SEE NOTES TO FINANCIAL STATEMENTS.
32	J.P. Morgan International Equity Funds	April 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Africa — continued
SPAR Group Ltd. (The)	620	6,500
Standard Bank Group Ltd.	791	8,380
Vodacom Group Ltd.	644	6,201
		123,180
South Korea — 13.3%
BGF retail Co. Ltd.	18	2,506
Hana Financial Group, Inc.	218	8,087
Hankook Tire & Technology Co. Ltd.	127	3,476
Hyundai Glovis Co. Ltd.	56	9,235
Hyundai Mobis Co. Ltd.	30	4,870
Hyundai Motor Co.	40	5,736
JYP Entertainment Corp.	101	4,695
Kakao Corp.	168	11,763
KB Financial Group, Inc.	370	17,204
Kia Corp.	244	16,007
KIWOOM Securities Co. Ltd.	41	3,057
LG Chem Ltd.	37	15,001
LG Household & Health Care Ltd.	10	7,057
Mando Corp.	73	3,119
NAVER Corp.	81	18,023
NCSoft Corp.	22	7,358
POSCO Holdings, Inc.	63	14,461
Samsung Biologics Co. Ltd. * (b)	11	7,480
Samsung Electro-Mechanics Co. Ltd.	51	6,605
Samsung Electronics Co. Ltd.	2,482	132,276
Samsung Fire & Marine Insurance Co. Ltd.	46	7,548
Samsung SDI Co. Ltd.	12	5,813
Shinhan Financial Group Co. Ltd.	461	15,312
SK Hynix, Inc.	326	28,580
SK Innovation Co. Ltd. *	58	9,290
SK Telecom Co. Ltd.	137	6,169
SK, Inc.	22	4,716
SKC Co. Ltd.	60	6,956
S-Oil Corp.	125	10,200
		392,600
Taiwan — 14.7%
Accton Technology Corp.	686	5,351
Advantech Co. Ltd.	860	10,698
ASE Technology Holding Co. Ltd.	3,092	9,865
AU Optronics Corp.	9,025	5,155
Cathay Financial Holding Co. Ltd.	2,757	5,797
Chailease Holding Co. Ltd.	1,731	13,754
CTBC Financial Holding Co. Ltd.	9,129	8,979
INVESTMENTS	SHARES (000)	VALUE ($000)

Taiwan — continued
Delta Electronics, Inc.	1,908	15,927
Eclat Textile Co. Ltd.	404	6,629
Evergreen Marine Corp. Taiwan Ltd.	786	3,778
Fubon Financial Holding Co. Ltd.	5,983	15,022
Giant Manufacturing Co. Ltd.	457	3,821
Hon Hai Precision Industry Co. Ltd.	3,760	12,882
MediaTek, Inc.	352	9,704
Nan Ya Plastics Corp.	3,282	9,589
Nanya Technology Corp.	3,229	7,066
Nien Made Enterprise Co. Ltd.	368	3,876
Novatek Microelectronics Corp.	744	9,842
Powertech Technology, Inc.	914	2,872
Quanta Computer, Inc.	2,491	7,016
Realtek Semiconductor Corp.	642	8,712
Sea Ltd., ADR *	19	1,558
Taiwan Semiconductor Manufacturing Co. Ltd.	9,455	170,970
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	290	26,934
Taiwan Union Technology Corp.	1,420	3,667
Uni-President Enterprises Corp.	4,552	10,531
United Microelectronics Corp.	2,699	4,287
Vanguard International Semiconductor Corp.	1,277	4,493
Wiwynn Corp.	229	7,831
Yageo Corp.	616	8,314
Yang Ming Marine Transport Corp. *	1,354	5,649
Yuanta Financial Holding Co. Ltd.	13,913	12,246
		432,815
Thailand — 2.1%
Airports of Thailand PCL *	3,921	7,578
Airports of Thailand PCL, NVDR *	104	201
Indorama Ventures PCL	2,247	2,942
Minor International PCL *	5,464	5,522
Minor International PCL, NVDR *	145	147
PTT Exploration & Production PCL, NVDR	85	371
PTT Exploration & Production PCL	2,319	10,145
PTT Global Chemical PCL	4,788	6,942
PTT Global Chemical PCL, NVDR	127	185
PTT PCL	5,171	5,621
PTT PCL, NVDR	138	149
SCB X PCL	2,933	9,849
Siam Cement PCL (The), NVDR	18	192
Siam Cement PCL (The) (Registered)	674	7,243
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	33

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Thailand — continued
Thai Oil PCL, NVDR	76	124
Thai Oil PCL	2,864	4,686
		61,897
Turkey — 0.2%
Ford Otomotiv Sanayi A/S	330	6,651
United Arab Emirates — 1.0%
Dubai Islamic Bank PJSC	3,613	6,320
Emaar Properties PJSC	4,464	7,699
Emirates Telecommunications Group Co. PJSC	767	7,335
First Abu Dhabi Bank PJSC	1,100	6,720
		28,074
United States — 0.0% ^
JS Global Lifestyle Co. Ltd. (b)	1,179	1,399
Total Common Stocks (Cost $2,859,310)		2,908,681
Short-Term Investments — 2.0%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.36% (c) (d)(Cost $43,823)	43,814	43,823
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.37% (c) (d)	6,491	6,486
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.37% (c) (d)	7,576	7,576
Total Investment of Cash Collateral from Securities Loaned (Cost $14,061)		14,062
Total Short-Term Investments (Cost $57,884)		57,885
Total Investments — 100.7% (Cost $2,917,194)		2,966,566
Liabilities in Excess of Other Assets — (0.7)%		(20,474)
NET ASSETS — 100.0%		2,946,092
Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 is $13,480.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.
34	J.P. Morgan International Equity Funds	April 30, 2022

Summary of Investments by Industry, April 30, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	15.5%
Semiconductors & Semiconductor Equipment	10.1
Internet & Direct Marketing Retail	6.3
Interactive Media & Services	5.7
Technology Hardware, Storage & Peripherals	5.6
Oil, Gas & Consumable Fuels	5.5
Metals & Mining	4.2
Insurance	3.6
Chemicals	3.1
Electronic Equipment, Instruments & Components	2.5
Automobiles	2.5
Food & Staples Retailing	2.5
IT Services	2.2
Food Products	2.1
Real Estate Management & Development	1.9
Diversified Financial Services	1.5
Wireless Telecommunication Services	1.5
Entertainment	1.3
Life Sciences Tools & Services	1.3
Diversified Telecommunication Services	1.3
Transportation Infrastructure	1.1
Hotels, Restaurants & Leisure	1.1
Personal Products	1.0
Construction Materials	1.0
Thrifts & Mortgage Finance	1.0
Others (each less than 1.0%)	12.6
Short-Term Investments	2.0
Futures contracts outstanding as of April 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	78	06/17/2022	USD	4,119	77

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	35

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2022 (Unaudited)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.8%
Australia — 2.1%
Glencore plc *	2,081	12,823
Austria — 1.1%
Erste Group Bank AG	125	3,879
Wienerberger AG	97	2,738
		6,617
Denmark — 7.8%
Carlsberg A/S, Class B	39	4,924
Genmab A/S *	20	7,172
Jyske Bank A/S (Registered) *	93	5,161
Novo Nordisk A/S, Class B	213	24,325
Pandora A/S (a)	36	3,164
Royal Unibrew A/S	28	2,381
		47,127
Finland — 3.5%
Neste OYJ	105	4,527
Nokia OYJ *	1,783	9,038
Nordea Bank Abp	742	7,394
		20,959
France — 16.1%
Airbus SE	81	8,872
Arkema SA	56	6,404
BNP Paribas SA	136	7,066
Capgemini SE	50	10,114
LVMH Moet Hennessy Louis Vuitton SE	24	15,446
Pernod Ricard SA	43	8,818
Teleperformance	15	5,339
Thales SA	31	3,967
TotalEnergies SE (a)	386	18,952
Veolia Environnement SA	180	5,266
Vinci SA (a)	78	7,559
		97,803
Germany — 15.2%
Allianz SE (Registered)	62	13,987
Bayer AG (Registered) *	106	6,974
Brenntag SE	84	6,461
Deutsche Boerse AG	56	9,739
Deutsche Telekom AG (Registered)	567	10,446
DWS Group GmbH & Co. KGaA (b)	68	2,257
Mercedes-Benz Group AG *	133	9,309
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	31	7,392
INVESTMENTS	SHARES (000)	VALUE ($000)

Germany — continued
RWE AG	267	11,073
Siemens AG (Registered)	81	9,938
Volkswagen AG (Preference)	31	4,809
		92,385
Ireland — 1.5%
AIB Group plc	1,699	3,705
AIB Group plc	10	21
Bank of Ireland Group plc *	883	5,463
Bank of Ireland Group plc *	14	87
		9,276
Italy — 1.2%
UniCredit SpA	762	7,051
Luxembourg — 1.0%
ArcelorMittal SA	210	6,134
Netherlands — 6.3%
Adyen NV * (b)	3	4,653
ASM International NV	20	6,075
ASML Holding NV (a)	8	4,670
Koninklijke Ahold Delhaize NV	496	14,618
NN Group NV	163	8,014
		38,030
Norway — 1.4%
Equinor ASA	257	8,688
Spain — 1.3%
Corp. ACCIONA Energias Renovables SA	133	4,917
Fluidra SA	105	2,836
		7,753
Switzerland — 17.3%
Cie Financiere Richemont SA (Registered)	73	8,448
Nestle SA (Registered)	236	30,416
Novartis AG (Registered)	206	18,206
Roche Holding AG	65	24,249
Schindler Holding AG	20	3,890
Sika AG (Registered)	23	7,124
Zurich Insurance Group AG	28	12,730
		105,063
United Kingdom — 19.6%
3i Group plc	304	4,973
Ashtead Group plc	111	5,737
Auto Trader Group plc (b)	643	5,075

SEE NOTES TO FINANCIAL STATEMENTS.
36	J.P. Morgan International Equity Funds	April 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Barclays plc	4,715	8,666
BP plc	3,787	18,283
Centrica plc *	6,057	6,002
Computacenter plc	92	3,110
Diageo plc	260	12,950
Future plc	108	2,969
Intermediate Capital Group plc	145	2,770
JD Sports Fashion plc	2,102	3,463
Linde plc (a)	40	12,406
Lloyds Banking Group plc	14,092	8,004
Marks & Spencer Group plc *	2,091	3,570
Petershill Partners plc * (b)	582	1,867
RELX plc	298	8,865
Segro plc, REIT	384	6,425
Taylor Wimpey plc	2,410	3,791
		118,926
United States — 2.4%
Schneider Electric SE (a)	61	8,829
Stellantis NV	413	5,552
		14,381
Total Common Stocks (Cost $575,629)		593,016
Short-Term Investments — 9.9%
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.36% (c) (d)(Cost $12,092)	12,089	12,091
Investment of Cash Collateral from Securities Loaned — 7.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.37% (c) (d)	34,025	34,001
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.37% (c) (d)	14,177	14,177
Total Investment of Cash Collateral from Securities Loaned (Cost $48,178)		48,178
Total Short-Term Investments (Cost $60,270)		60,269
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 107.7% (Cost $635,899)		653,285
Liabilities in Excess of Other Assets — (7.7)%		(46,743)
NET ASSETS — 100.0%		606,542
Percentages indicated are based on net assets.

Abbreviations
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 is $44,177.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	37

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2022 (Unaudited) (continued)
Summary of Investments by Industry, April 30, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	11.3%
Banks	8.6
Oil, Gas & Consumable Fuels	7.7
Insurance	6.4
Food Products	4.7
Beverages	4.4
Textiles, Apparel & Luxury Goods	4.2
Chemicals	4.0
Multi-Utilities	3.4
Capital Markets	3.4
Automobiles	2.9
Metals & Mining	2.9
Food & Staples Retailing	2.8
IT Services	2.7
Professional Services	2.2
Aerospace & Defense	2.0
Trading Companies & Distributors	1.9
Semiconductors & Semiconductor Equipment	1.6
Diversified Telecommunication Services	1.6
Industrial Conglomerates	1.5
Communications Equipment	1.4
Electrical Equipment	1.4
Construction & Engineering	1.2
Biotechnology	1.1
Machinery	1.0
Equity Real Estate Investment Trusts (REITs)	1.0
Others (each less than 1.0%)	3.5
Short-Term Investments	9.2
SEE NOTES TO FINANCIAL STATEMENTS.
38	J.P. Morgan International Equity Funds	April 30, 2022

Futures contracts outstanding as of April 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	128	06/17/2022	EUR	4,971	(200)
FTSE 100 Index	29	06/17/2022	GBP	2,704	(64)
					(264)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	39

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2022 (Unaudited)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 94.4%
Australia — 2.5%
BHP Group Ltd.	1,060	35,532
BHP Group Ltd.	2,303	76,945
		112,477
Austria — 0.8%
Erste Group Bank AG	1,184	36,856
Belgium — 1.3%
KBC Group NV	877	59,685
China — 0.8%
Tencent Holdings Ltd.	736	34,693
Denmark — 5.8%
Carlsberg A/S, Class B	347	44,053
Coloplast A/S, Class B	247	33,286
Genmab A/S *	92	32,495
Novo Nordisk A/S, Class B	1,070	122,268
Orsted A/S (a)	256	28,261
		260,363
Finland — 0.7%
Kone OYJ, Class B	609	29,279
France — 15.1%
AXA SA (b)	2,268	60,007
BNP Paribas SA (b)	836	43,352
Capgemini SE	288	58,640
Kering SA	87	46,403
L'Oreal SA	202	73,510
LVMH Moet Hennessy Louis Vuitton SE	158	101,950
Pernod Ricard SA	245	50,532
Safran SA	398	42,710
TotalEnergies SE	3,029	148,725
Vinci SA (b)	550	53,374
		679,203
Germany — 8.4%
adidas AG	173	34,829
Allianz SE (Registered)	363	81,953
Deutsche Boerse AG	363	63,267
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	198	47,179
RWE AG	1,171	48,636
Symrise AG	454	53,977
Volkswagen AG (Preference)	314	48,622
		378,463
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 3.5%
AIA Group Ltd.	8,860	87,043
Hong Kong Exchanges & Clearing Ltd.	1,054	44,705
Techtronic Industries Co. Ltd.	1,922	25,655
		157,403
India — 0.9%
HDFC Bank Ltd., ADR	745	41,122
Japan — 12.0%
Daikin Industries Ltd.	270	41,200
Hoya Corp.	490	48,589
Keyence Corp.	174	70,109
Kubota Corp.	2,272	38,597
Kyowa Kirin Co. Ltd.	1,486	31,331
Makita Corp.	962	28,425
Nidec Corp.	514	33,262
Recruit Holdings Co. Ltd.	949	34,438
Shin-Etsu Chemical Co. Ltd.	428	58,849
SMC Corp.	79	38,253
Sony Group Corp.	826	71,250
Tokyo Electron Ltd.	102	42,828
		537,131
Netherlands — 5.7%
Adyen NV * (a)	18	30,916
ASML Holding NV	185	104,758
ING Groep NV (b)	3,197	30,290
Shell plc	3,256	87,406
		253,370
Singapore — 2.1%
DBS Group Holdings Ltd.	3,797	92,118
South Africa — 1.5%
Anglo American plc	1,554	68,826
South Korea — 1.7%
Delivery Hero SE * (a) (b)	396	13,936
Samsung Electronics Co. Ltd., GDR (a)	25	32,765
Samsung Electronics Co. Ltd., GDR (a)	23	29,669
		76,370
Spain — 2.1%
Iberdrola SA	6,265	71,993
Industria de Diseno Textil SA (b)	992	20,788
		92,781

SEE NOTES TO FINANCIAL STATEMENTS.
40	J.P. Morgan International Equity Funds	April 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — 3.6%
Assa Abloy AB, Class B	1,591	40,208
Atlas Copco AB, Class A	930	42,144
Svenska Handelsbanken AB, Class A	5,071	51,153
Volvo AB, Class B	1,854	29,581
		163,086
Switzerland — 10.3%
Lonza Group AG (Registered)	95	56,105
Nestle SA (Registered)	1,420	183,305
Roche Holding AG	412	152,801
SGS SA (Registered)	18	45,352
Straumann Holding AG (Registered)	196	23,128
		460,691
Taiwan — 1.3%
Sea Ltd., ADR *	246	20,331
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	430	39,958
		60,289
United Kingdom — 10.1%
Diageo plc	2,236	111,562
Legal & General Group plc	10,911	34,011
Linde plc (b)	231	72,341
London Stock Exchange Group plc	545	53,750
Persimmon plc	1,277	33,264
Prudential plc	3,233	40,249
RELX plc	2,401	71,562
Smith & Nephew plc	2,147	34,799
		451,538
United States — 4.2%
Ferguson plc	362	45,438
GlaxoSmithKline plc	3,571	80,497
Schneider Electric SE (b)	440	63,049
		188,984
Total Common Stocks (Cost $3,767,366)		4,234,728
Short-Term Investments — 7.4%
Investment Companies — 2.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.36% (c) (d)(Cost $127,784)	127,777	127,803
Investment of Cash Collateral from Securities Loaned — 4.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.37% (c) (d)	136,104	136,009
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.37% (c) (d)	66,362	66,362
Total Investment of Cash Collateral from Securities Loaned (Cost $202,371)		202,371
Total Short-Term Investments (Cost $330,155)		330,174
Total Investments — 101.8% (Cost $4,097,521)		4,564,902
Liabilities in Excess of Other Assets — (1.8)%		(81,516)
NET ASSETS — 100.0%		4,483,386
Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 is $169,016.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	41

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2022 (Unaudited) (continued)
Summary of Investments by Industry, April 30, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	8.5%
Banks	7.8
Insurance	7.6
Oil, Gas & Consumable Fuels	5.2
Machinery	5.0
Beverages	4.5
Semiconductors & Semiconductor Equipment	4.1
Chemicals	4.1
Food Products	4.0
Textiles, Apparel & Luxury Goods	4.0
Metals & Mining	3.9
Capital Markets	3.6
Professional Services	3.4
Health Care Equipment & Supplies	3.1
Household Durables	2.3
Electric Utilities	2.2
Electrical Equipment	2.1
IT Services	2.0
Building Products	1.8
Personal Products	1.6
Electronic Equipment, Instruments & Components	1.5
Technology Hardware, Storage & Peripherals	1.4
Life Sciences Tools & Services	1.2
Construction & Engineering	1.2
Multi-Utilities	1.1
Automobiles	1.1
Trading Companies & Distributors	1.0
Others (each less than 1.0%)	3.5
Short-Term Investments	7.2
SEE NOTES TO FINANCIAL STATEMENTS.
42	J.P. Morgan International Equity Funds	April 30, 2022

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2022 (Unaudited)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.9%
Australia — 3.5%
BHP Group Ltd.	1,474	49,409
Belgium — 2.1%
KBC Group NV	426	28,987
Canada — 5.7%
Canadian National Railway Co.	312	36,711
Toronto-Dominion Bank (The)	608	43,874
		80,585
China — 2.4%
Tencent Holdings Ltd.	714	33,657
Denmark — 5.3%
Coloplast A/S, Class B	147	19,794
Novo Nordisk A/S, Class B	475	54,270
		74,064
France — 9.8%
Capgemini SE	114	23,256
L'Oreal SA	80	29,111
LVMH Moet Hennessy Louis Vuitton SE	55	35,515
TotalEnergies SE	412	20,205
Vinci SA	310	30,091
		138,178
Germany — 5.4%
adidas AG	83	16,655
Allianz SE (Registered)	171	38,640
Volkswagen AG (Preference)	131	20,265
		75,560
Hong Kong — 4.8%
AIA Group Ltd.	4,197	41,227
Hong Kong Exchanges & Clearing Ltd.	638	27,063
		68,290
India — 2.4%
HDFC Bank Ltd., ADR	605	33,384
Indonesia — 1.9%
Bank Central Asia Tbk. PT	47,320	26,541
Japan — 4.7%
Hoya Corp.	154	15,293
Keyence Corp.	54	21,548
Sony Group Corp.	337	29,066
		65,907
INVESTMENTS	SHARES (000)	VALUE ($000)

Netherlands — 7.4%
Adyen NV * (a)	8	14,007
ASML Holding NV	60	34,215
Shell plc	2,100	56,372
		104,594
Singapore — 2.6%
DBS Group Holdings Ltd.	1,538	37,318
South Africa — 3.2%
Anglo American plc	1,004	44,450
South Korea — 4.5%
Delivery Hero SE * (a)	269	9,472
Samsung Electronics Co. Ltd.	1,003	53,456
		62,928
Spain — 2.1%
Iberdrola SA	2,638	30,314
Sweden — 1.4%
Atlas Copco AB, Class A	439	19,881
Switzerland — 11.2%
Lonza Group AG (Registered)	39	23,191
Nestle SA (Registered)	519	67,010
Roche Holding AG	123	45,449
SGS SA (Registered)	8	21,499
		157,149
Taiwan — 3.3%
Sea Ltd., ADR *	119	9,817
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	388	36,074
		45,891
United Kingdom — 9.9%
Diageo plc	1,000	49,915
Linde plc	117	36,728
Persimmon plc	641	16,686
RELX plc	1,187	35,377
		138,706
United States — 3.3%
Ferguson plc	189	23,702
Schneider Electric SE	159	22,866
		46,568
Total Common Stocks (Cost $1,191,605)		1,362,361

SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	43

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.8%
Investment Companies — 2.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.36% (b) (c)(Cost $39,692)	39,681	39,689
Total Investments — 99.7% (Cost $1,231,297)		1,402,050
Other Assets Less Liabilities — 0.3%		4,897
NET ASSETS — 100.0%		1,406,947
Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2022.
Summary of Investments by Industry, April 30, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.2%
Pharmaceuticals	7.1
Metals & Mining	6.7
Insurance	5.8
Oil, Gas & Consumable Fuels	5.4
Semiconductors & Semiconductor Equipment	5.0
Food Products	4.8
Professional Services	4.0
Technology Hardware, Storage & Peripherals	3.8
Textiles, Apparel & Luxury Goods	3.7
Beverages	3.6
Household Durables	3.3
IT Services	2.7
Chemicals	2.6
Road & Rail	2.6
Health Care Equipment & Supplies	2.5
Interactive Media & Services	2.4
Electric Utilities	2.2
Construction & Engineering	2.1
Personal Products	2.1
Capital Markets	1.9
Trading Companies & Distributors	1.7
Life Sciences Tools & Services	1.7
Electrical Equipment	1.6
Electronic Equipment, Instruments & Components	1.5
Automobiles	1.4
Machinery	1.4
Others (each less than 1.0%)	1.4
Short-Term Investments	2.8

SEE NOTES TO FINANCIAL STATEMENTS.
44	J.P. Morgan International Equity Funds	April 30, 2022

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2022 (Unaudited)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 91.2%
Australia — 6.0%
Aurizon Holdings Ltd.	61	172
Australia & New Zealand Banking Group Ltd.	13	253
BHP Group Ltd.	43	1,444
Commonwealth Bank of Australia	12	885
CSL Ltd.	5	958
Dexus, REIT	63	490
Goodman Group, REIT	48	800
GPT Group (The), REIT	41	147
Insurance Australia Group Ltd.	47	150
Macquarie Group Ltd.	3	411
Mirvac Group, REIT	145	244
National Australia Bank Ltd.	19	434
Newcrest Mining Ltd.	8	155
Rio Tinto Ltd.	19	1,528
Rio Tinto plc	9	632
Wesfarmers Ltd.	10	360
Westpac Banking Corp.	55	914
Woolworths Group Ltd.	12	327
		10,304
Belgium — 0.4%
KBC Group NV	10	689
China — 0.5%
BOC Hong Kong Holdings Ltd.	117	423
Prosus NV *	9	406
		829
Denmark — 3.2%
Carlsberg A/S, Class B	7	858
Genmab A/S *	—	189
Novo Nordisk A/S, Class B	28	3,161
Orsted A/S (a)	10	1,085
Vestas Wind Systems A/S	7	174
		5,467
Finland — 0.8%
Kone OYJ, Class B	4	216
Nokia OYJ *	60	302
Nordea Bank Abp	77	763
		1,281
France — 10.7%
Air Liquide SA	11	1,890
Airbus SE	4	433
Alstom SA	14	316
INVESTMENTS	SHARES (000)	VALUE ($000)

France — continued
AXA SA	8	220
BNP Paribas SA	28	1,474
Capgemini SE	7	1,474
Kering SA	1	633
L'Oreal SA	6	2,116
LVMH Moet Hennessy Louis Vuitton SE	5	2,922
Pernod Ricard SA	2	409
Safran SA	7	708
Sanofi	5	580
Societe Generale SA	18	421
TotalEnergies SE	42	2,055
Veolia Environnement SA	38	1,096
Vinci SA	15	1,488
		18,235
Germany — 8.6%
adidas AG	4	870
Allianz SE (Registered)	10	2,143
BASF SE *	2	86
Bayer AG (Registered) *	7	479
Brenntag SE	2	152
Deutsche Boerse AG	1	153
Deutsche Post AG (Registered)	23	964
Deutsche Telekom AG (Registered)	92	1,686
Infineon Technologies AG	36	1,028
Mercedes-Benz Group AG *	2	163
Merck KGaA	3	518
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4	1,014
RWE AG	34	1,417
SAP SE	11	1,124
Siemens AG (Registered)	8	985
Volkswagen AG (Preference)	5	827
Vonovia SE *	20	812
Zalando SE * (a)	7	282
		14,703
Hong Kong — 2.4%
AIA Group Ltd.	171	1,682
CK Asset Holdings Ltd.	51	349
CLP Holdings Ltd.	20	195
Hong Kong Exchanges & Clearing Ltd.	18	742
Link, REIT	20	173
Sun Hung Kai Properties Ltd.	22	253

SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	45

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Techtronic Industries Co. Ltd.	29	387
Xinyi Glass Holdings Ltd.	143	317
		4,098
Ireland — 0.5%
Kingspan Group plc	3	294
Kingspan Group plc	5	467
		761
Italy — 0.6%
Enel SpA	27	174
FinecoBank Banca Fineco SpA	48	672
UniCredit SpA	26	243
		1,089
Japan — 20.8%
AGC, Inc.	11	397
Asahi Group Holdings Ltd.	23	878
Asahi Kasei Corp.	69	566
Bridgestone Corp.	22	817
Capcom Co. Ltd.	13	333
Central Japan Railway Co.	5	655
Daiichi Sankyo Co. Ltd.	35	894
Daikin Industries Ltd.	3	504
Daito Trust Construction Co. Ltd.	1	87
Daiwa House Industry Co. Ltd.	27	661
Dentsu Group, Inc.	24	872
Fast Retailing Co. Ltd.	—	92
Hitachi Ltd.	24	1,143
Honda Motor Co. Ltd.	38	1,000
Hoya Corp.	11	1,042
ITOCHU Corp.	29	884
Japan Airlines Co. Ltd. *	12	205
Kao Corp.	11	425
Keyence Corp.	4	1,407
Konami Holdings Corp.	7	449
Kubota Corp.	30	517
Kyowa Kirin Co. Ltd.	18	390
Mitsubishi Corp.	26	876
Mitsubishi Electric Corp.	15	159
Mitsubishi UFJ Financial Group, Inc.	88	510
Mitsui Fudosan Co. Ltd.	24	517
Murata Manufacturing Co. Ltd.	12	715
Nidec Corp.	5	304
Nintendo Co. Ltd.	1	320
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
NIPPON EXPRESS HOLDINGS, Inc.	7	428
Nippon Steel Corp.	11	175
Nippon Telegraph & Telephone Corp.	33	975
Nitori Holdings Co. Ltd.	4	401
Nomura Research Institute Ltd.	18	495
Ono Pharmaceutical Co. Ltd.	21	529
ORIX Corp.	37	673
Otsuka Corp.	13	416
Recruit Holdings Co. Ltd.	16	573
Rohm Co. Ltd.	6	391
Ryohin Keikaku Co. Ltd.	49	440
Seven & i Holdings Co. Ltd.	13	593
Shimadzu Corp.	2	62
Shin-Etsu Chemical Co. Ltd.	7	948
Shionogi & Co. Ltd.	10	528
SoftBank Group Corp.	10	399
Sony Group Corp.	19	1,683
Sumitomo Electric Industries Ltd.	41	441
Sumitomo Metal Mining Co. Ltd.	12	531
Sumitomo Mitsui Financial Group, Inc.	34	1,027
Suzuki Motor Corp.	12	374
T&D Holdings, Inc.	36	464
Takeda Pharmaceutical Co. Ltd.	10	290
Terumo Corp.	22	649
Tokio Marine Holdings, Inc.	22	1,190
Tokyo Electron Ltd.	3	1,266
Toyota Motor Corp.	111	1,898
Yamato Holdings Co. Ltd.	6	107
		35,565
Luxembourg — 0.1%
ArcelorMittal SA	7	216
Netherlands — 5.9%
Adyen NV * (a)	—	431
Akzo Nobel NV	8	689
ASML Holding NV	6	3,389
ING Groep NV	21	202
Koninklijke Ahold Delhaize NV	18	516
Koninklijke DSM NV	4	734
Koninklijke KPN NV	234	808
Koninklijke Philips NV	6	149
NN Group NV	19	915

SEE NOTES TO FINANCIAL STATEMENTS.
46	J.P. Morgan International Equity Funds	April 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Netherlands — continued
Shell plc	62	1,674
Wolters Kluwer NV	6	547
		10,054
Singapore — 0.9%
DBS Group Holdings Ltd.	45	1,087
Oversea-Chinese Banking Corp. Ltd.	39	345
United Overseas Bank Ltd.	8	171
		1,603
Spain — 2.6%
Banco Bilbao Vizcaya Argentaria SA	239	1,256
Banco Santander SA	72	211
Endesa SA	23	486
Iberdrola SA	179	2,051
Industria de Diseno Textil SA	24	507
		4,511
Sweden — 1.8%
Atlas Copco AB, Class A	19	869
Lundin Energy AB	18	754
SKF AB, Class B	35	567
Volvo AB, Class B	61	965
		3,155
Switzerland — 10.8%
Cie Financiere Richemont SA (Registered)	3	344
Givaudan SA (Registered)	—	1,220
Julius Baer Group Ltd.	3	129
Lonza Group AG (Registered)	2	1,325
Nestle SA (Registered)	37	4,758
Novartis AG (Registered)	32	2,844
Roche Holding AG	11	4,002
SGS SA (Registered)	—	750
Sika AG (Registered)	4	1,211
UBS Group AG (Registered)	37	630
Zurich Insurance Group AG	3	1,313
		18,526
Taiwan — 0.1%
Sea Ltd., ADR *	2	119
United Kingdom — 12.7%
3i Group plc	79	1,288
AstraZeneca plc	21	2,763
Barclays plc	619	1,137
Berkeley Group Holdings plc *	15	759
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
BP plc	422	2,039
British American Tobacco plc	16	660
CK Hutchison Holdings Ltd.	17	123
DCC plc	4	339
Diageo plc	47	2,340
HSBC Holdings plc	131	819
InterContinental Hotels Group plc	15	955
Intertek Group plc	2	126
Lloyds Banking Group plc	2,027	1,151
London Stock Exchange Group plc	1	131
Prudential plc	41	510
Reckitt Benckiser Group plc	16	1,250
RELX plc	53	1,572
SSE plc	34	785
Standard Chartered plc	141	965
Taylor Wimpey plc	132	208
Tesco plc	239	811
Unilever plc	23	1,069
		21,800
United States — 1.8%
Ferguson plc	1	118
GlaxoSmithKline plc	17	378
Schneider Electric SE	12	1,760
Stellantis NV	64	861
		3,117
Total Common Stocks (Cost $147,593)		156,122
INVESTMENTS	NO. OF CONTRACTS
Options Purchased — 3.5%
Put Options Purchased — 3.5%
United States — 3.5%
MSCI EAFE E-Mini Index
6/17/2022 at USD 2,015.00, European Style
Notional Amount: USD 166,560
Counterparty: Exchange-Traded * (Cost $4,108)	819	6,077
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	47

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.5%
Investment Companies — 4.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.29% (b) (c)(Cost $7,724)	7,724	7,724
Total Investments — 99.2% (Cost $159,425)		169,923
Other Assets Less Liabilities — 0.8%		1,300
NET ASSETS — 100.0%		171,223
Percentages indicated are based on net assets.
Amounts presented as a dash (“-“) represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2022.
Summary of Investments by Industry, April 30, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	10.2%
Banks	9.5
Insurance	5.6
Chemicals	4.3
Oil, Gas & Consumable Fuels	3.8
Index Funds	3.6
Semiconductors & Semiconductor Equipment	3.6
Automobiles	3
Electric Utilities	2.8
Textiles, Apparel & Luxury Goods	2.8
Food Products	2.8
Metals & Mining	2.7
Beverages	2.6
Machinery	2.3
Personal Products	2.1
Professional Services	2.1
Capital Markets	2.1
Diversified Telecommunication Services	2
IT Services	1.7
Real Estate Management & Development	1.6
Household Durables	1.6
Industrial Conglomerates	1.5
Multi-Utilities	1.5
Electrical Equipment	1.4
Food & Staples Retailing	1.3
Electronic Equipment, Instruments & Components	1.3
Trading Companies & Distributors	1.2
Building Products	1.2
Equity Real Estate Investment Trusts (REITs)	1.1
Health Care Equipment & Supplies	1.1
Others (each less than 1.0%)	11.1
Short-Term Investments	4.5

SEE NOTES TO FINANCIAL STATEMENTS.
48	J.P. Morgan International Equity Funds	April 30, 2022

Futures contracts outstanding as of April 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
SPI 200 Index	27	06/16/2022	AUD	3,484	100
MSCI EAFE E-Mini Index	52	06/17/2022	USD	5,188	(323)
					(223)

Abbreviations
AUD	Australian Dollar
EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

Written Call Options Contracts as of April 30, 2022 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE E-Mini Index	Exchange-Traded	819	USD 166,560	USD 2,240.00	6/17/2022	(156)
Written Put Options Contracts as of April 30, 2022 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE E-Mini Index	Exchange-Traded	819	USD 166,560	USD 1,700.00	6/17/2022	(880)
Total Written Options Contracts (Premiums Received $3,954)						(1,036)

Abbreviations
EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	49

JPMorgan International Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2022 (Unaudited)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 93.0%
Australia — 5.8%
Aurizon Holdings Ltd.	1,806	5,100
Australia & New Zealand Banking Group Ltd.	473	8,996
BHP Group Ltd.	1,252	41,822
Commonwealth Bank of Australia (a)	378	27,468
CSL Ltd. (a)	156	29,779
Dexus, REIT	2,082	16,277
Goodman Group, REIT	1,551	25,816
GPT Group (The), REIT	1,310	4,657
Insurance Australia Group Ltd.	1,434	4,579
Macquarie Group Ltd.	92	13,239
Mirvac Group, REIT	4,262	7,203
National Australia Bank Ltd.	610	13,915
Newcrest Mining Ltd. (a)	254	4,775
Rio Tinto Ltd.	563	44,554
Rio Tinto plc	321	22,717
Wesfarmers Ltd.	322	11,149
Westpac Banking Corp.	1,724	28,856
Woolworths Group Ltd.	370	10,019
		320,921
Belgium — 0.4%
KBC Group NV	345	23,440
China — 0.5%
BOC Hong Kong Holdings Ltd.	3,436	12,438
Prosus NV *	295	14,253
		26,691
Denmark — 3.4%
Carlsberg A/S, Class B	238	30,226
Genmab A/S *	18	6,300
Novo Nordisk A/S, Class B	947	108,177
Orsted A/S (b)	334	36,979
Vestas Wind Systems A/S (a)	228	5,808
		187,490
Finland — 0.8%
Kone OYJ, Class B	154	7,422
Nokia OYJ *	2,127	10,783
Nordea Bank Abp	2,605	25,967
		44,172
France — 11.4%
Air Liquide SA	376	64,981
Airbus SE	156	17,120
Alstom SA	509	11,199
INVESTMENTS	SHARES (000)	VALUE ($000)

France — continued
AXA SA (a)	322	8,524
BNP Paribas SA (a)	961	49,812
Capgemini SE	253	51,500
Kering SA	42	22,324
L'Oreal SA	195	70,811
LVMH Moet Hennessy Louis Vuitton SE	153	98,992
Pernod Ricard SA	69	14,212
Safran SA	234	25,190
Sanofi (a)	188	19,901
Societe Generale SA	601	14,446
TotalEnergies SE (a)	1,445	70,937
Veolia Environnement SA	1,299	37,914
Vinci SA (a)	537	52,073
		629,936
Germany — 9.2%
adidas AG	150	30,244
Allianz SE (Registered)	315	71,064
BASF SE *	67	3,506
Bayer AG (Registered) *	266	17,549
Brenntag SE	84	6,465
Deutsche Boerse AG	34	5,976
Deutsche Post AG (Registered)	803	34,324
Deutsche Telekom AG (Registered)	3,203	59,011
Infineon Technologies AG	1,184	33,593
Mercedes-Benz Group AG *	76	5,298
Merck KGaA	98	18,147
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	147	34,965
RWE AG	1,158	48,082
SAP SE	372	37,723
Siemens AG (Registered)	271	33,291
Volkswagen AG (Preference)	191	29,548
Vonovia SE *	708	28,201
Zalando SE * (a) (b)	242	9,538
		506,525
Hong Kong — 2.2%
AIA Group Ltd.	4,937	48,498
CK Asset Holdings Ltd.	1,527	10,353
CLP Holdings Ltd.	589	5,748
Hong Kong Exchanges & Clearing Ltd.	533	22,622
Link, REIT	597	5,158
Sun Hung Kai Properties Ltd.	658	7,572

SEE NOTES TO FINANCIAL STATEMENTS.
50	J.P. Morgan International Equity Funds	April 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Techtronic Industries Co. Ltd.	812	10,839
Xinyi Glass Holdings Ltd.	4,214	9,325
		120,115
Ireland — 0.5%
Kingspan Group plc	119	10,938
Kingspan Group plc	163	15,188
		26,126
Italy — 0.7%
Enel SpA	1,060	6,894
FinecoBank Banca Fineco SpA	1,750	24,323
UniCredit SpA	890	8,236
		39,453
Japan — 19.1%
AGC, Inc.	309	11,603
Asahi Group Holdings Ltd.	677	25,537
Asahi Kasei Corp.	2,082	17,083
Bridgestone Corp.	657	24,089
Capcom Co. Ltd.	382	10,082
Central Japan Railway Co.	140	17,611
Daiichi Sankyo Co. Ltd.	1,032	25,987
Daikin Industries Ltd.	89	13,613
Daito Trust Construction Co. Ltd.	21	1,974
Daiwa House Industry Co. Ltd.	831	19,973
Dentsu Group, Inc.	690	24,876
Fast Retailing Co. Ltd.	10	4,558
Hitachi Ltd.	744	35,271
Honda Motor Co. Ltd.	1,113	29,270
Hoya Corp.	297	29,524
ITOCHU Corp.	888	26,804
Japan Airlines Co. Ltd. *	380	6,277
Kao Corp.	331	13,266
Keyence Corp.	87	34,934
Konami Holdings Corp.	219	13,436
Kubota Corp.	928	15,762
Kyowa Kirin Co. Ltd.	560	11,797
Mitsubishi Corp.	782	26,263
Mitsubishi Electric Corp.	459	4,808
Mitsubishi UFJ Financial Group, Inc.	2,758	16,033
Mitsui Fudosan Co. Ltd.	748	15,847
Murata Manufacturing Co. Ltd.	362	21,578
Nidec Corp.	151	9,743
Nintendo Co. Ltd.	22	10,086
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
NIPPON EXPRESS HOLDINGS, Inc.	217	12,723
Nippon Steel Corp.	289	4,597
Nippon Telegraph & Telephone Corp.	1,259	37,093
Nitori Holdings Co. Ltd.	115	11,852
Nomura Research Institute Ltd.	526	14,862
Ono Pharmaceutical Co. Ltd.	629	16,167
ORIX Corp.	1,122	20,460
Otsuka Corp.	465	15,242
Recruit Holdings Co. Ltd.	455	16,504
Rohm Co. Ltd.	161	11,276
Ryohin Keikaku Co. Ltd.	1,423	12,790
Seven & i Holdings Co. Ltd.	401	17,722
Shimadzu Corp.	88	2,864
Shin-Etsu Chemical Co. Ltd.	205	28,119
Shionogi & Co. Ltd.	271	15,063
SoftBank Group Corp.	278	11,438
Sony Group Corp.	552	47,657
Sumitomo Electric Industries Ltd.	1,231	13,232
Sumitomo Metal Mining Co. Ltd.	355	15,565
Sumitomo Mitsui Financial Group, Inc.	1,008	30,447
Suzuki Motor Corp.	373	11,253
T&D Holdings, Inc.	1,084	13,929
Takeda Pharmaceutical Co. Ltd.	297	8,627
Terumo Corp.	639	19,029
Tokio Marine Holdings, Inc.	650	35,161
Tokyo Electron Ltd.	84	35,317
Toyota Motor Corp.	3,162	54,180
Yamato Holdings Co. Ltd.	160	2,990
		1,053,844
Luxembourg — 0.1%
ArcelorMittal SA	290	8,453
Malta — 0.0% ^
BGP Holdings plc ‡ *	449	2
Netherlands — 6.3%
Adyen NV * (b)	9	14,794
Akzo Nobel NV (a)	273	23,721
ASML Holding NV	199	112,793
ING Groep NV (a)	877	8,309
Koninklijke Ahold Delhaize NV	619	18,252
Koninklijke DSM NV	147	24,723
Koninklijke KPN NV	8,306	28,659
Koninklijke Philips NV	206	5,380
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	51

JPMorgan International Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Netherlands — continued
NN Group NV	659	32,293
Shell plc	2,241	60,167
Wolters Kluwer NV	189	19,088
		348,179
Singapore — 0.9%
DBS Group Holdings Ltd.	1,397	33,884
Oversea-Chinese Banking Corp. Ltd.	1,225	10,880
United Overseas Bank Ltd.	250	5,356
		50,120
Spain — 2.8%
Banco Bilbao Vizcaya Argentaria SA	8,143	42,731
Banco Santander SA (a)	2,814	8,224
Endesa SA	778	16,303
Iberdrola SA	5,930	68,136
Industria de Diseno Textil SA (a)	814	17,073
		152,467
Sweden — 1.9%
Atlas Copco AB, Class A	669	30,337
Lundin Energy AB (a)	578	23,917
SKF AB, Class B	1,240	20,244
Volvo AB, Class B	2,103	33,550
		108,048
Switzerland — 11.4%
Cie Financiere Richemont SA (Registered)	107	12,489
Givaudan SA (Registered)	10	41,518
Julius Baer Group Ltd.	90	4,313
Lonza Group AG (Registered)	77	45,174
Nestle SA (Registered)	1,260	162,612
Novartis AG (Registered)	1,075	94,988
Roche Holding AG	367	136,056
SGS SA (Registered)	10	25,973
Sika AG (Registered)	133	40,771
UBS Group AG (Registered)	1,302	22,099
Zurich Insurance Group AG	100	45,432
		631,425
Taiwan — 0.1%
Sea Ltd., ADR *	48	3,953
United Kingdom — 13.6%
3i Group plc	2,813	46,037
AstraZeneca plc	662	88,261
Barclays plc	21,163	38,900
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
Berkeley Group Holdings plc *	504	25,577
BP plc	14,904	71,951
British American Tobacco plc	611	25,623
CK Hutchison Holdings Ltd.	535	3,752
DCC plc	149	11,282
Diageo plc	1,581	78,866
HSBC Holdings plc	4,651	29,061
InterContinental Hotels Group plc	517	33,011
Intertek Group plc	71	4,443
Lloyds Banking Group plc	67,039	38,076
London Stock Exchange Group plc	50	4,967
Prudential plc	1,474	18,350
Reckitt Benckiser Group plc	554	43,232
RELX plc	1,858	55,359
SSE plc	1,153	26,774
Standard Chartered plc	5,017	34,300
Taylor Wimpey plc	5,072	7,977
Tesco plc	8,523	28,956
Unilever plc	813	37,750
		752,505
United States — 1.9%
Ferguson plc	42	5,303
GlaxoSmithKline plc	528	11,898
Schneider Electric SE (a)	411	59,012
Stellantis NV	2,140	28,726
		104,939
Total Common Stocks (Cost $4,625,226)		5,138,804
Short-Term Investments — 7.4%
Investment Companies — 3.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.36% (c) (d)(Cost $204,860)	204,821	204,862
Investment of Cash Collateral from Securities Loaned — 3.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.37% (c) (d)	127,422	127,333
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.37% (c) (d)	73,567	73,567
Total Investment of Cash Collateral from Securities Loaned (Cost $200,904)		200,900
Total Short-Term Investments (Cost $405,764)		405,762

SEE NOTES TO FINANCIAL STATEMENTS.
52	J.P. Morgan International Equity Funds	April 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 100.4% (Cost $5,030,990)		5,544,566
Liabilities in Excess of Other Assets — (0.4)%		(21,526)
NET ASSETS — 100.0%		5,523,040
Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 is $177,073.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2022.
Summary of Investments by Industry, April 30, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	10.5%
Banks	9.6
Insurance	5.6
Chemicals	4.5
Oil, Gas & Consumable Fuels	4.1
Semiconductors & Semiconductor Equipment	3.4
Textiles, Apparel & Luxury Goods	2.9
Food Products	2.9
Electric Utilities	2.9
Automobiles	2.8
Beverages	2.7
Metals & Mining	2.6
Machinery	2.3
Diversified Telecommunication Services	2.3
Personal Products	2.2
Professional Services	2.2
Capital Markets	2.1
IT Services	1.8
Multi-Utilities	1.6
Real Estate Management & Development	1.5
Industrial Conglomerates	1.5
Household Durables	1.5
Electrical Equipment	1.5
Food & Staples Retailing	1.3
Trading Companies & Distributors	1.2
Building Products	1.1
Electronic Equipment, Instruments & Components	1.1
Equity Real Estate Investment Trusts (REITs)	1.1
Others (each less than 1.0%)	11.9
Short-Term Investments	7.3
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	53

JPMorgan International Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2022 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
SPI 200 Index	607	06/16/2022	AUD	78,334	2,036
MSCI EAFE E-Mini Index	826	06/17/2022	USD	82,402	(1,379)
					657

Abbreviations
AUD	Australian Dollar
EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.
54	J.P. Morgan International Equity Funds	April 30, 2022

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2022 (Unaudited)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.2%
Australia — 8.5%
Australia & New Zealand Banking Group Ltd.	177	3,371
BHP Group Ltd.	266	8,877
BlueScope Steel Ltd.	29	416
Glencore plc *	695	4,283
Harvey Norman Holdings Ltd.	141	502
JB Hi-Fi Ltd.	11	419
Metcash Ltd.	136	455
National Australia Bank Ltd.	200	4,557
Rio Tinto Ltd.	24	1,923
Rio Tinto plc	54	3,797
South32 Ltd.	291	969
Super Retail Group Ltd.	62	456
Westpac Banking Corp.	113	1,897
Worley Ltd.	109	1,062
		32,984
Austria — 1.3%
ANDRITZ AG	12	520
BAWAG Group AG * (a)	14	680
Erste Group Bank AG	25	768
OMV AG	32	1,608
Telekom Austria AG *	59	419
voestalpine AG	34	886
Wienerberger AG	13	376
		5,257
Belgium — 0.5%
Ageas SA	18	885
Bekaert SA	19	703
Telenet Group Holding NV	9	266
		1,854
China — 0.5%
BOC Hong Kong Holdings Ltd.	316	1,142
Yangzijiang Shipbuilding Holdings Ltd.	1,259	822
		1,964
Denmark — 1.7%
AP Moller - Maersk A/S, Class B	—	776
D/S Norden A/S	6	210
Drilling Co. of 1972 A/S (The) *	18	910
H+H International A/S, Class B *	24	582
Jyske Bank A/S (Registered) *	11	609
Matas A/S	38	532
Solar A/S, Class B	9	1,043
INVESTMENTS	SHARES (000)	VALUE ($000)

Denmark — continued
Spar Nord Bank A/S	83	1,055
Sydbank A/S	23	784
		6,501
Egypt — 0.3%
Energean plc *	74	1,100
Finland — 1.6%
Cargotec OYJ, Class B	12	421
Konecranes OYJ	13	374
Nokia OYJ *	370	1,878
Nordea Bank Abp	202	2,007
Outokumpu OYJ (b)	132	647
TietoEVRY OYJ (b)	10	257
Valmet OYJ	18	486
		6,070
France — 8.1%
AXA SA (b)	117	3,096
BNP Paribas SA	62	3,221
Carrefour SA	81	1,723
Cie de Saint-Gobain	25	1,436
Coface SA	41	495
Credit Agricole SA	91	985
Eiffage SA	11	1,131
Eutelsat Communications SA	84	928
IPSOS	18	870
Metropole Television SA	32	594
Orange SA	177	2,102
Publicis Groupe SA	20	1,205
Renault SA *	35	846
Rothschild & Co.	28	1,102
SCOR SE	18	516
Societe Generale SA	70	1,677
Sopra Steria Group SACA	3	496
SPIE SA	25	596
Technip Energies NV *	79	955
Television Francaise 1 (b)	56	473
TotalEnergies SE (b)	138	6,797
		31,244
Germany — 9.8%
Allianz SE (Registered)	21	4,730
Aurubis AG	7	819
Bayer AG (Registered) *	64	4,214
Bayerische Motoren Werke AG	19	1,505

SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	55

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Continental AG *	7	471
Covestro AG (a)	18	786
Daimler Truck Holding AG *	26	684
Deutsche Bank AG (Registered) *	148	1,484
Deutsche Pfandbriefbank AG (a)	77	974
Deutsche Post AG (Registered)	60	2,561
Deutsche Telekom AG (Registered)	152	2,805
DWS Group GmbH & Co. KGaA (a)	10	324
E.ON SE	127	1,324
Freenet AG	21	580
HeidelbergCement AG	12	697
HOCHTIEF AG	4	267
Kloeckner & Co. SE *	71	914
Mercedes-Benz Group AG *	51	3,553
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7	1,599
ProSiebenSat.1 Media SE	27	308
Siemens AG (Registered)	40	4,942
Talanx AG	10	405
Volkswagen AG (Preference)	14	2,097
		38,043
Hong Kong — 1.0%
Hongkong Land Holdings Ltd.	287	1,341
Kerry Properties Ltd.	420	1,136
Pacific Basin Shipping Ltd.	2,195	1,007
VTech Holdings Ltd.	57	402
		3,886
Italy — 3.4%
Anima Holding SpA (a)	104	508
Assicurazioni Generali SpA	84	1,593
Azimut Holding SpA	22	460
Credito Emiliano SpA	68	417
Eni SpA	209	2,923
Intesa Sanpaolo SpA	935	1,904
Maire Tecnimont SpA (b)	252	737
Mediobanca Banca di Credito Finanziario SpA	73	735
Pirelli & C SpA (a)	196	971
Poste Italiane SpA (a)	50	488
UniCredit SpA	137	1,267
Unipol Gruppo SpA	214	1,169
		13,172
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — 21.0%
Acom Co. Ltd.	98	251
AGC, Inc.	26	978
Aiful Corp.	138	394
Aozora Bank Ltd.	23	450
Arcs Co. Ltd.	17	269
Bridgestone Corp.	36	1,301
Brother Industries Ltd.	40	690
Chiba Bank Ltd. (The)	98	567
Concordia Financial Group Ltd.	147	537
Cosmo Energy Holdings Co. Ltd.	58	1,438
Credit Saison Co. Ltd. (b)	92	1,034
Dai-ichi Life Holdings, Inc.	102	2,048
Daiwa Securities Group, Inc.	125	613
Fuyo General Lease Co. Ltd.	16	866
Hachijuni Bank Ltd. (The)	96	316
Hitachi Ltd.	43	2,020
Honda Motor Co. Ltd.	105	2,767
Isuzu Motors Ltd.	115	1,340
ITOCHU Corp.	49	1,482
Japan Post Holdings Co. Ltd.	193	1,355
Japan Post Insurance Co. Ltd.	74	1,195
Kamigumi Co. Ltd.	23	389
Kandenko Co. Ltd.	41	261
KDDI Corp.	105	3,474
Kinden Corp.	22	265
Mitsubishi Chemical Holdings Corp.	137	837
Mitsubishi Corp.	68	2,266
Mitsubishi Gas Chemical Co., Inc.	22	314
Mitsubishi UFJ Financial Group, Inc.	731	4,250
Mitsui & Co. Ltd.	95	2,288
Mitsui Fudosan Co. Ltd.	74	1,575
Mizuho Financial Group, Inc.	178	2,159
MS&AD Insurance Group Holdings, Inc.	44	1,319
Nichias Corp.	14	253
Nippon Telegraph & Telephone Corp.	98	2,900
Nippon Television Holdings, Inc.	33	314
Nomura Holdings, Inc.	274	1,055
Nomura Real Estate Holdings, Inc.	54	1,318
ORIX Corp.	119	2,174
Rengo Co. Ltd.	36	215
Resona Holdings, Inc.	190	827
Sanwa Holdings Corp.	37	333
SBI Holdings, Inc.	23	521
Sekisui House Ltd.	64	1,105

SEE NOTES TO FINANCIAL STATEMENTS.
56	J.P. Morgan International Equity Funds	April 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Shizuoka Bank Ltd. (The)	91	587
SoftBank Corp.	211	2,452
Sojitz Corp.	71	1,075
Sompo Holdings, Inc.	23	949
Sumitomo Corp.	94	1,486
Sumitomo Forestry Co. Ltd.	66	1,007
Sumitomo Mitsui Financial Group, Inc.	93	2,807
Sumitomo Mitsui Trust Holdings, Inc.	50	1,558
T&D Holdings, Inc.	92	1,182
Takeda Pharmaceutical Co. Ltd.	115	3,349
Tokyo Steel Manufacturing Co. Ltd.	53	551
Tokyo Tatemono Co. Ltd.	35	495
Tosoh Corp.	38	518
Toyota Motor Corp.	535	9,175
Toyota Tsusho Corp.	19	672
UBE Corp.	16	253
Yamaha Motor Co. Ltd.	55	1,144
		81,583
Luxembourg — 0.5%
ArcelorMittal SA	57	1,658
RTL Group SA	7	387
		2,045
Malta — 0.1%
Kindred Group plc, SDR	57	504
Netherlands — 6.1%
ABN AMRO Bank NV, CVA (a) (b)	91	1,133
Aegon NV	337	1,747
ASR Nederland NV	27	1,218
Flow Traders (a) (b)	21	692
Heijmans NV, CVA	56	764
ING Groep NV	211	2,002
Koninklijke Ahold Delhaize NV	63	1,870
NN Group NV	26	1,288
PostNL NV (b)	116	381
Randstad NV	13	667
Shell plc	420	11,262
Signify NV (a)	14	601
		23,625
Norway — 2.5%
DNB Bank ASA (b)	70	1,354
Elkem ASA (a)	230	953
Equinor ASA	80	2,707
INVESTMENTS	SHARES (000)	VALUE ($000)

Norway — continued
Europris ASA (a)	59	300
Norsk Hydro ASA	170	1,427
Olav Thon Eiendomsselskap ASA	24	493
Selvaag Bolig ASA	12	56
SpareBank 1 Nord Norge	80	854
SpareBank 1 SMN	42	597
SpareBank 1 SR-Bank ASA	46	588
Storebrand ASA	60	518
		9,847
Singapore — 1.5%
DBS Group Holdings Ltd.	64	1,560
Oversea-Chinese Banking Corp. Ltd.	207	1,836
StarHub Ltd.	378	343
United Overseas Bank Ltd.	68	1,449
Yangzijiang Financial Holding Pte. Ltd. *	1,260	497
		5,685
South Africa — 0.9%
Anglo American plc	76	3,373
Spain — 3.3%
Acerinox SA	40	427
Atresmedia Corp. de Medios de Comunicacion SA	190	726
Banco Bilbao Vizcaya Argentaria SA	518	2,718
Banco Santander SA (b)	944	2,758
CaixaBank SA (b)	293	945
Mediaset Espana Comunicacion SA *	96	431
Repsol SA	148	2,209
Telefonica SA	401	1,950
Unicaja Banco SA (a)	541	510
		12,674
Sweden — 2.7%
Bilia AB, Class A	24	330
Boliden AB (b)	25	1,092
Bonava AB, Class B	42	204
Humana AB *	52	274
Intrum AB * (b)	24	574
Inwido AB	42	573
Loomis AB	31	777
Lundin Energy AB (b)	27	1,124
Mekonomen AB *	34	392
Securitas AB, Class B	60	709
Skandinaviska Enskilda Banken AB, Class A	125	1,402
Skanska AB, Class B	29	544
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	57

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
SSAB AB, Class B (b)	189	1,110
Svenska Handelsbanken AB, Class A	105	1,061
Volvo AB, Class B	14	230
		10,396
Switzerland — 6.2%
Adecco Group AG (Registered)	16	604
Julius Baer Group Ltd.	15	734
Mobilezone Holding AG (Registered)	51	824
Novartis AG (Registered)	108	9,584
Roche Holding AG	3	1,144
Swiss Life Holding AG (Registered)	2	1,479
Swisscom AG (Registered) (b)	2	1,153
UBS Group AG (Registered)	237	4,024
Vontobel Holding AG (Registered)	8	555
Zurich Insurance Group AG	9	4,063
		24,164
United Kingdom — 14.2%
3i Group plc	59	969
Aviva plc	276	1,481
Balfour Beatty plc	249	753
Barclays plc	969	1,782
Barratt Developments plc	139	852
Bellway plc	9	267
Berkeley Group Holdings plc *	10	513
BP plc	1,192	5,755
BT Group plc	575	1,276
Centrica plc *	1,490	1,476
CK Hutchison Holdings Ltd.	276	1,937
Crest Nicholson Holdings plc	84	265
Drax Group plc	122	1,237
easyJet plc *	111	766
Halfords Group plc	239	681
HSBC Holdings plc	1,071	6,693
IG Group Holdings plc	56	569
Inchcape plc	43	387
Investec plc	278	1,639
ITV plc	437	404
J Sainsbury plc	236	689
JET2 plc *	55	835
Johnson Matthey plc	50	1,366
Keller Group plc	44	468
Kier Group plc *	253	252
Land Securities Group plc, REIT	157	1,471
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
Legal & General Group plc	427	1,331
Lloyds Banking Group plc	4,177	2,372
Man Group plc	271	788
Marks & Spencer Group plc *	530	905
Morgan Sindall Group plc	20	531
NatWest Group plc	399	1,071
OSB Group plc	172	1,203
Paragon Banking Group plc	75	462
Premier Foods plc	451	630
Rathbones Group plc	16	412
Reach plc	208	426
Redrow plc	48	314
Royal Mail plc	263	1,125
Standard Chartered plc	163	1,114
Taylor Wimpey plc	325	511
Tesco plc	599	2,034
Vistry Group plc	77	801
Vodafone Group plc	1,914	2,898
WPP plc	106	1,322
		55,033
United States — 2.5%
GlaxoSmithKline plc	278	6,276
Stellantis NV	97	1,303
Stellantis NV	62	836
Tenaris SA	74	1,124
		9,539
Total Common Stocks (Cost $361,439)		380,543
Short-Term Investments — 6.6%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.36% (c) (d)(Cost $5,752)	5,751	5,753
Investment of Cash Collateral from Securities Loaned — 5.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.37% (c) (d)	14,709	14,699
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.37% (c) (d)	5,183	5,183
Total Investment of Cash Collateral from Securities Loaned (Cost $19,881)		19,882
Total Short-Term Investments (Cost $25,633)		25,635

SEE NOTES TO FINANCIAL STATEMENTS.
58	J.P. Morgan International Equity Funds	April 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 104.8% (Cost $387,072)		406,178
Liabilities in Excess of Other Assets — (4.8)%		(18,478)
NET ASSETS — 100.0%		387,700
Percentages indicated are based on net assets.
Amounts presented as a dash (“-“) represent amounts that round to less than a thousand.

Abbreviations
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 is $18,772.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2022.
Summary of Investments by Industry, April 30, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	18.4%
Oil, Gas & Consumable Fuels	9.1
Insurance	8.9
Metals & Mining	8.1
Pharmaceuticals	6
Automobiles	6
Capital Markets	4.2
Diversified Telecommunication Services	3.1
Trading Companies & Distributors	2.8
Wireless Telecommunication Services	2.4
Industrial Conglomerates	2.2
Media	2.1
Food & Staples Retailing	2
Real Estate Management & Development	1.6
Construction & Engineering	1.5
Household Durables	1.4
Chemicals	1.2
Air Freight & Logistics	1
Energy Equipment & Services	1
Others (each less than 1.0%)	10.7
Short-Term Investments	6.3
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	59

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2022 (Unaudited)
(Amounts in thousands, except per share amounts)
	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund	JPMorgan Europe Dynamic Fund
ASSETS:
Investments in non-affiliates, at value	$9,421,456	$2,908,681	$ 593,016
Investments in affiliates, at value	267,806	43,823	12,091
Investments of cash collateral received from securities loaned, at value (See Note 2.C)	107	14,062	48,178
Cash	—	4,238	98
Foreign currency, at value	4,775	1,131	—
Deposits at broker for futures contracts	—	12,043	834
Receivables:
Investment securities sold	10,291	155,227	931
Fund shares sold	131,113	137,432	59
Dividends from non-affiliates	4,182	6,028	2,369
Dividends from affiliates	59	10	2
Tax reclaims	230	122	3,350
Securities lending income (See Note 2.C)	—(a)	3	8
Variation margin on futures contracts	—	3,769	34
Total Assets	9,840,019	3,286,569	660,970
LIABILITIES:
Payables:
Due to custodian	10,241	—	—
Foreign currency due to custodian, at value	—	—	460
Investment securities purchased	—	—	5,093
Collateral received on securities loaned (See Note 2.C)	107	14,063	48,178
Fund shares redeemed	94,084	317,760	250
Accrued liabilities:
Investment advisory fees	5,472	569	312
Administration fees	523	140	39
Distribution fees	138	—	21
Service fees	746	19	40
Custodian and accounting fees	143	180	14
Trustees’ and Chief Compliance Officer’s fees	—	—	—(a)
Deferred foreign capital gains tax	49,934	7,716	—
Other	403	30	21
Total Liabilities	161,791	340,477	54,428
Net Assets	$9,678,228	$2,946,092	$ 606,542 (a) Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.
60	J.P. Morgan International Equity Funds	April 30, 2022

	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund	JPMorgan Europe Dynamic Fund
NET ASSETS:
Paid-in-Capital	$8,828,888	$3,082,344	$ 712,608
Total distributable earnings (loss)	849,340	(136,252)	(106,066)
Total Net Assets:	$9,678,228	$2,946,092	$ 606,542
Net Assets:
Class A	$ 476,166	$ —	$ 73,397
Class C	51,142	—	7,015
Class I	2,901,502	236,318	69,744
Class L	1,804,078	—	75,636
Class R2	465	—	—
Class R3	12,570	—	—
Class R4	2,908	—	—
Class R5	15,147	—	—
Class R6	4,414,250	2,709,774	380,750
Total	$9,678,228	$2,946,092	$ 606,542
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	16,507	—	2,832
Class C	1,848	—	307
Class I	98,095	14,208	2,638
Class L	60,492	—	2,823
Class R2	16	—	—
Class R3	439	—	—
Class R4	99	—	—
Class R5	508	—	—
Class R6	148,159	163,851	14,277
Net Asset Value (a):
Class A — Redemption price per share	$ 28.85	$ —	$ 25.92
Class C — Offering price per share (b)	27.67	—	22.86
Class I — Offering and redemption price per share	29.58	16.63	26.43
Class L — Offering and redemption price per share	29.82	—	26.79
Class R2 — Offering and redemption price per share	28.45	—	—
Class R3 — Offering and redemption price per share	28.64	—	—
Class R4 — Offering and redemption price per share	29.47	—	—
Class R5 — Offering and redemption price per share	29.82	—	—
Class R6 — Offering and redemption price per share	29.79	16.54	26.67
Class A maximum sales charge	5.25%	—%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$ 30.45	$ —	$ 27.36
Cost of investments in non-affiliates	$8,504,575	$2,859,310	$ 575,629
Cost of investments in affiliates	267,802	43,823	12,092
Cost of foreign currency	3,472	1,131	—
Investment securities on loan, at value (See Note 2.C)	106	13,480	44,177
Cost of investment of cash collateral (See Note 2.C)	107	14,061	48,178

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	61

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2022 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
ASSETS:
Investments in non-affiliates, at value	$4,234,728	$1,362,361	$156,122
Investments in affiliates, at value	127,803	39,689	7,724
Investments of cash collateral received from securities loaned, at value (See Note 2.C)	202,371	—	—
Options purchased, at value	—	—	6,077
Cash	51	50	751
Foreign currency, at value	2,745	967	204
Deposits at broker for futures contracts	—	—	642
Receivables:
Investment securities sold	—	—	995
Fund shares sold	312,065	1,544	635
Dividends from non-affiliates	12,176	1,739	636
Dividends from affiliates	39	20	1
Tax reclaims	7,971	5,603	424
Securities lending income (See Note 2.C)	126	5	—
Other assets	—	69	—
Total Assets	4,900,075	1,412,047	174,211
LIABILITIES:
Payables:
Investment securities purchased	95,972	2,937	1,215
Collateral received on securities loaned (See Note 2.C)	202,371	—	—
Fund shares redeemed	116,207	848	615
Variation margin on futures contracts	—	—	39
Outstanding options written, at fair value	—	—	1,036
Accrued liabilities:
Investment advisory fees	1,610	959	16
Administration fees	123	9	—
Distribution fees	93	71	1
Service fees	173	161	36
Custodian and accounting fees	85	73	12
Trustees’ and Chief Compliance Officer’s fees	—	—	1
Other	55	42	17
Total Liabilities	416,689	5,100	2,988
Net Assets	$4,483,386	$1,406,947	$171,223
SEE NOTES TO FINANCIAL STATEMENTS.
62	J.P. Morgan International Equity Funds	April 30, 2022

	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
NET ASSETS:
Paid-in-Capital	$4,036,997	$1,118,469	$179,991
Total distributable earnings (loss)	446,389	288,478	(8,768)
Total Net Assets:	$4,483,386	$1,406,947	$171,223
Net Assets:
Class A	$ 365,217	$ 268,558	$ 5,203
Class C	8,331	18,734	284
Class I	623,210	654,222	165,497
Class R2	20,627	1,783	—
Class R5	9,074	2,216	21
Class R6	3,456,927	461,434	218
Total	$4,483,386	$1,406,947	$171,223
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	21,721	11,896	354
Class C	526	843	19
Class I	36,411	28,583	11,216
Class R2	1,244	79	—
Class R5	527	97	2
Class R6	201,358	20,152	15
Net Asset Value (a):
Class A — Redemption price per share	$ 16.81	$ 22.57	$ 14.68
Class C — Offering price per share (b)	15.85	22.23	14.65
Class I — Offering and redemption price per share	17.12	22.89	14.76
Class R2 — Offering and redemption price per share	16.59	22.40	—
Class R5 — Offering and redemption price per share	17.21	22.89	14.78
Class R6 — Offering and redemption price per share	17.17	22.90	14.79
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$ 17.74	$ 23.82	$ 15.49
Cost of investments in non-affiliates	$3,767,366	$1,191,605	$147,593
Cost of investments in affiliates	127,784	39,692	7,724
Cost of options purchased	—	—	4,108
Cost of foreign currency	2,748	967	206
Investment securities on loan, at value (See Note 2.C)	169,016	—	—
Cost of investment of cash collateral (See Note 2.C)	202,371	—	—
Premiums received from options written	—	—	3,954

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	63

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2022 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan International Research Enhanced Equity Fund	JPMorgan International Value Fund
ASSETS:
Investments in non-affiliates, at value	$5,138,804	$380,543
Investments in affiliates, at value	204,862	5,753
Investments of cash collateral received from securities loaned, at value (See Note 2.C)	200,900	19,882
Cash	4,433	—
Foreign currency, at value	606	—
Deposits at broker for futures contracts	11,765	—
Receivables:
Investment securities sold	29,816	658
Fund shares sold	567,563	818
Dividends from non-affiliates	18,416	2,851
Dividends from affiliates	57	3
Tax reclaims	10,118	2,232
Securities lending income (See Note 2.C)	187	20
Total Assets	6,187,527	412,760
LIABILITIES:
Payables:
Due to custodian	—	266
Foreign currency due to custodian, at value	—	289
Investment securities purchased	461,303	2,647
Collateral received on securities loaned (See Note 2.C)	200,899	19,882
Fund shares redeemed	309	587
Variation margin on futures contracts	382	—
Accrued liabilities:
Investment advisory fees	714	148
Administration fees	240	3
Distribution fees	8	40
Service fees	27	37
Custodian and accounting fees	132	24
Trustees’ and Chief Compliance Officer’s fees	—(a)	—(a)
Other	473	1,137
Total Liabilities	664,487	25,060
Net Assets	$5,523,040	$387,700 (a) Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.
64	J.P. Morgan International Equity Funds	April 30, 2022

	JPMorgan International Research Enhanced Equity Fund	JPMorgan International Value Fund
NET ASSETS:
Paid-in-Capital	$5,318,902	$451,151
Total distributable earnings (loss)	204,138	(63,451)
Total Net Assets:	$5,523,040	$387,700
Net Assets:
Class A	$ 37,317	$177,422
Class C	—	2,490
Class I	313,629	37,651
Class L	—	6,285
Class R2	—	500
Class R5	—	33
Class R6	5,172,094	163,319
Total	$5,523,040	$387,700
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,080	15,053
Class C	—	217
Class I	17,407	3,106
Class L	—	521
Class R2	—	43
Class R5	—	3
Class R6	288,141	13,630
Net Asset Value (a):
Class A — Redemption price per share	$ 17.94	$ 11.79
Class C — Offering price per share (b)	—	11.44
Class I — Offering and redemption price per share	18.02	12.12
Class L — Offering and redemption price per share	—	12.05
Class R2 — Offering and redemption price per share	—	11.59
Class R5 — Offering and redemption price per share	—	11.97
Class R6 — Offering and redemption price per share	17.95	11.98
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$ 18.93	$ 12.44
Cost of investments in non-affiliates	$4,625,226	$361,439
Cost of investments in affiliates	204,860	5,752
Cost of foreign currency	631	—
Investment securities on loan, at value	177,073	18,772
Cost of investment of cash collateral (See Note 2.C)	200,904	19,881

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	65

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2022 (Unaudited)
(Amounts in thousands)
	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund	JPMorgan Europe Dynamic Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$ —	$ 3	$ 1
Dividend income from non-affiliates	49,549	46,566	11,865
Dividend income from affiliates	90	34	10
Non-cash dividend income from non-affiliates	13,536	4,198	2,368
Income from securities lending (net) (See Note 2.C)	85	20	86
Foreign taxes withheld (net)	(5,770)	(3,902)	(1,485)
Total investment income	57,490	46,919	12,845
EXPENSES:
Investment advisory fees	40,116	4,495	2,764
Administration fees	4,115	1,348	346
Distribution fees:
Class A	729	—	103
Class C	250	—	36
Class R2	2	—	—
Class R3	17	—	—
Service fees:
Class A	729	—	103
Class C	83	—	12
Class I	4,859	137	397
Class L	1,103	—	41
Class R3	17	—	—
Class R4	4	—	—
Class R5	9	—	—
Custodian and accounting fees	2,119	959	76
Interest expense to affiliates	14	—	9
Professional fees	143	49	46
Trustees’ and Chief Compliance Officer’s fees	31	18	14
Printing and mailing costs	358	15	30
Registration and filing fees	222	46	35
Transfer agency fees (See Note 2.I)	130	13	20
Other	333	39	27
Total expenses	55,383	7,119	4,059
Less fees waived	(1,804)	(796)	(20)
Less expense reimbursements	(55)	—	—
Net expenses	53,524	6,323	4,039
Net investment income (loss)	$ 3,966	$ 40,596	$ 8,806
SEE NOTES TO FINANCIAL STATEMENTS.
66	J.P. Morgan International Equity Funds	April 30, 2022

	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund	JPMorgan Europe Dynamic Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$ 58,730(a)	$(144,648)(b)	$ (51,787)
Investments in affiliates	(21)	(14)	(7)
Futures contracts	—	(420)	2,066
Foreign currency transactions	(3,457)	(1,113)	(2,159)
Forward foreign currency exchange contracts	—	—	—
Net realized gain (loss)	55,252	(146,195)	(51,887)
Distribution of capital gain received from investment company affiliates	—	—	—
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(3,600,687)(c)	(502,838)(d)	(112,693)
Investments in affiliates	4	1	(1)
Futures contracts	—	77	(1,615)
Foreign currency translations	1,104	119	(314)
Change in net unrealized appreciation/depreciation	(3,599,579)	(502,641)	(114,623)
Net realized/unrealized gains (losses)	(3,544,327)	(648,836)	(166,510)
Change in net assets resulting from operations	$(3,540,361)	$(608,240)	$(157,704)

(a)	Net of foreign capital gains tax of $(250).
(b)	Net of foreign capital gains tax of $(2,160).
(c)	Net of change in foreign capital gains tax of $(89).
(d)	Net of change in foreign capital gains tax of $5,322.
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	67

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2022 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$ —	$ —	$ —
Interest income from affiliates	—	—(a)	—
Dividend income from non-affiliates	65,897	36,677	2,708
Dividend income from affiliates	69	34	2
Non-cash dividend income from non-affiliates	—	3,517	—
Income from securities lending (net) (See Note 2.C)	347	84	—
Foreign taxes withheld (net)	(6,505)	(3,253)	(270)
Total investment income	59,808	37,059	2,440
EXPENSES:
Investment advisory fees	11,777	9,993	210
Administration fees	1,766	1,249	63
Distribution fees:
Class A	515	394	6
Class C	37	82	1
Class R2	57	5	—
Service fees:
Class A	515	394	6
Class C	12	28	—
Class I	776	970	204
Class R2	28	2	—
Class R5	5	1	—
Custodian and accounting fees	307	290	41
Interest expense to affiliates	8	5	—
Professional fees	67	52	46
Trustees’ and Chief Compliance Officer’s fees	20	17	13
Printing and mailing costs	60	49	13
Registration and filing fees	88	92	55
Transfer agency fees (See Note 2.I)	56	33	1
Other	62	44	9
Total expenses	16,156	13,700	668
Less fees waived	(2,706)	(2,941)	(158)
Less expense reimbursements	—	—	—(a)
Net expenses	13,450	10,759	510
Net investment income (loss)	$ 46,358	$ 26,300	$ 1,930 (a) Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.
68	J.P. Morgan International Equity Funds	April 30, 2022

	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$ (36,377)	$ 224,853	$ 879
Investments in affiliates	(44)	(5)	—
Options purchased	—	—	(6,076)
Futures contracts	—	71	(604)
Foreign currency transactions	(859)	(345)	(40)
Options written	—	—	5,505
Net realized gain (loss)	(37,280)	224,574	(336)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(884,227)	(803,012)	(24,366)
Investments in affiliates	19	(3)	—
Options purchased	—	—	3,612
Futures contracts	—	—	(233)
Foreign currency translations	(1,171)	(384)	(57)
Options written	—	—	1,199
Change in net unrealized appreciation/depreciation	(885,379)	(803,399)	(19,845)
Net realized/unrealized gains (losses)	(922,659)	(578,825)	(20,181)
Change in net assets resulting from operations	$(876,301)	$(552,525)	$(18,251)
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	69

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2022 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan International Research Enhanced Equity Fund	JPMorgan International Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$ 2	$ —
Interest income from affiliates	—(a)	—
Dividend income from non-affiliates	80,992	8,938
Dividend income from affiliates	96	5
Non-cash dividend income from non-affiliates	—	871
Income from securities lending (net) (See Note 2.C)	526	48
Foreign taxes withheld (net)	(7,756)	(805)
Total investment income	73,860	9,057
EXPENSES:
Investment advisory fees	4,904	1,088
Administration fees	1,839	148
Distribution fees:
Class A	53	231
Class C	—	12
Class R2	—	1
Service fees:
Class A	53	231
Class C	—	4
Class I	453	48
Class L	—	3
Class R2	—	1
Custodian and accounting fees	330	49
Interest expense to affiliates	36	1
Professional fees	82	49
Trustees’ and Chief Compliance Officer’s fees	20	13
Printing and mailing costs	13	8
Registration and filing fees	65	67
Transfer agency fees (See Note 2.I)	33	9
Other	78	25
Total expenses	7,959	1,988
Less fees waived	(1,570)	(409)
Less expense reimbursements	—	(1)
Net expenses	6,389	1,578
Net investment income (loss)	$ 67,471	$ 7,479 (a) Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.
70	J.P. Morgan International Equity Funds	April 30, 2022

	JPMorgan International Research Enhanced Equity Fund	JPMorgan International Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$ 40,943	$ (76)
Investments in affiliates	(36)	(1)
Futures contracts	(2,412)	(367)
Foreign currency transactions	(1,473)	109
Net realized gain (loss)	37,022	(335)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(745,853)	(40,325)
Investments in affiliates	(3)	1
Futures contracts	501	(50)
Foreign currency translations	(1,597)	(266)
Change in net unrealized appreciation/depreciation	(746,952)	(40,640)
Net realized/unrealized gains (losses)	(709,930)	(40,975)
Change in net assets resulting from operations	$(642,459)	$(33,496)
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	71

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICIATED
(Amounts in thousands)
	JPMorgan Emerging Markets Equity Fund		JPMorgan Emerging Markets Research Enhanced Equity Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$ 3,966	$ (660)	$ 40,596	$ 70,642
Net realized gain (loss)	55,252	570,100	(146,195)	184,068
Distributions of capital gains received from investment company affiliates	—	—	—	—
Change in net unrealized appreciation/depreciation	(3,599,579)	749,583	(502,641)	221,738
Change in net assets resulting from operations	(3,540,361)	1,319,023	(608,240)	476,448
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(22,535)	—	—	—
Class C	(2,610)	—	—	—
Class I	(162,208)	(4,875)	(231)	(1)
Class L	(91,277)	(3,336)	—	—
Class R2	(19)	—	—	—
Class R3	(504)	—	—	—
Class R4	(135)	(1)	—	—
Class R5	(704)	(80)	—	—
Class R6	(206,914)	(10,851)	(199,236)	(50,836)
Total distributions to shareholders	(486,906)	(19,143)	(199,467)	(50,837)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(130,289)	1,315,679	(39,589)	527,435
NET ASSETS:
Change in net assets	(4,157,556)	2,615,559	(847,296)	953,046
Beginning of period	13,835,784	11,220,225	3,793,388	2,840,342
End of period	$ 9,678,228	$13,835,784	$2,946,092	$3,793,388
SEE NOTES TO FINANCIAL STATEMENTS.
72	J.P. Morgan International Equity Funds	April 30, 2022

	JPMorgan Europe Dynamic Fund		JPMorgan International Equity Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$ 8,806	$ 12,685	$ 46,358	$ 80,677
Net realized gain (loss)	(51,887)	65,264	(37,280)	332,125
Change in net unrealized appreciation/depreciation	(114,623)	119,032	(885,379)	630,933
Change in net assets resulting from operations	(157,704)	196,981	(876,301)	1,043,735
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,773)	(839)	(27,845)	(3,040)
Class C	(188)	(80)	(669)	(42)
Class I	(9,923)	(772)	(38,399)	(4,786)
Class L	(2,043)	(920)	—	—
Class R2	—	—	(1,477)	(292)
Class R5	—	—	(678)	(99)
Class R6	(11,157)	(4,405)	(256,785)	(33,732)
Total distributions to shareholders	(25,084)	(7,016)	(325,853)	(41,991)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(285,188)	445,725	839,823	913,051
NET ASSETS:
Change in net assets	(467,976)	635,690	(362,331)	1,914,795
Beginning of period	1,074,518	438,828	4,845,717	2,930,922
End of period	$ 606,542	$1,074,518	$4,483,386	$4,845,717
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	73

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICIATED (continued)
(Amounts in thousands)
	International Focus Fund		JPMorgan International Hedged Equity Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$ 26,300	$ 58,536	$ 1,930	$ 2,600
Net realized gain (loss)	224,574	75,956	(336)	(5,465)
Change in net unrealized appreciation/depreciation	(803,399)	610,179	(19,845)	26,744
Change in net assets resulting from operations	(552,525)	744,671	(18,251)	23,879
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(5,362)	(1,160)	(77)	(29)
Class C	(261)	(42)	(6)	(1)
Class I	(14,693)	(4,486)	(4,049)	(2,175)
Class R2	(21)	(9)	—	—
Class R5	(56)	(32)	(1)	(1)
Class R6	(50,762)	(28,297)	(4)	(1)
Total distributions to shareholders	(71,155)	(34,026)	(4,137)	(2,207)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,889,661)	407,973	40,835	(6,164)
NET ASSETS:
Change in net assets	(2,513,341)	1,118,618	18,447	15,508
Beginning of period	3,920,288	2,801,670	152,776	137,268
End of period	$ 1,406,947	$3,920,288	$171,223	$152,776
SEE NOTES TO FINANCIAL STATEMENTS.
74	J.P. Morgan International Equity Funds	April 30, 2022

	JPMorgan International Research Enhanced Equity Fund		JPMorgan International Value Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$ 67,471	$ 126,966	$ 7,479	$ 13,022
Net realized gain (loss)	37,022	283,157	(335)	4,345
Change in net unrealized appreciation/depreciation	(746,952)	1,196,412	(40,640)	104,838
Change in net assets resulting from operations	(642,459)	1,606,535	(33,496)	122,205
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,695)	(402)	(8,496)	(4,156)
Class C	—	—	(136)	(106)
Class I	(15,314)	(10,216)	(1,804)	(914)
Class L	—	—	(331)	(192)
Class R2	—	—	(22)	(11)
Class R5	—	—	(2)	(3)
Class R6	(182,288)	(95,880)	(7,825)	(3,877)
Total distributions to shareholders	(199,297)	(106,498)	(18,616)	(9,259)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,368,954	(1,366,544)	43,113	15,889
NET ASSETS:
Change in net assets	527,198	133,493	(8,999)	128,835
Beginning of period	4,995,842	4,862,349	396,699	267,864
End of period	$5,523,040	$ 4,995,842	$387,700	$396,699
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	75

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICIATED (continued)
(Amounts in thousands)
	JPMorgan Emerging Markets Equity Fund		JPMorgan Emerging Markets Research Enhanced Equity Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$ 72,542	$ 254,285	$ —	$ —
Distributions reinvested	21,957	—	—	—
Cost of shares redeemed	(124,291)	(192,488)	—	—
Change in net assets resulting from Class A capital transactions	(29,792)	61,797	—	—
Class C
Proceeds from shares issued	1,419	21,002	—	—
Distributions reinvested	2,464	—	—	—
Cost of shares redeemed	(12,578)	(18,983)	—	—
Change in net assets resulting from Class C capital transactions	(8,695)	2,019	—	—
Class I
Proceeds from shares issued	737,549	2,529,253	289,005	6,294
Distributions reinvested	152,054	4,534	232	1
Cost of shares redeemed	(1,413,676)	(2,287,926)	(28,388)	(466)
Change in net assets resulting from Class I capital transactions	(524,073)	245,861	260,849	5,829
Class L
Proceeds from shares issued	375,238	1,202,345	—	—
Distributions reinvested	90,633	3,299	—	—
Cost of shares redeemed	(510,665)	(693,103)	—	—
Change in net assets resulting from Class L capital transactions	(44,794)	512,541	—	—
Class R2
Proceeds from shares issued	80	415	—	—
Distributions reinvested	19	—	—	—
Cost of shares redeemed	(36)	(288)	—	—
Change in net assets resulting from Class R2 capital transactions	63	127	—	—
Class R3
Proceeds from shares issued	3,296	13,765	—	—
Distributions reinvested	227	—	—	—
Cost of shares redeemed	(1,233)	(5,183)	—	—
Change in net assets resulting from Class R3 capital transactions	2,290	8,582	—	—
Class R4
Proceeds from shares issued	574	2,383	—	—
Distributions reinvested	135	1	—	—
Cost of shares redeemed	(464)	(1,833)	—	—
Change in net assets resulting from Class R4 capital transactions	245	551	—	—
SEE NOTES TO FINANCIAL STATEMENTS.
76	J.P. Morgan International Equity Funds	April 30, 2022

	JPMorgan Emerging Markets Equity Fund		JPMorgan Emerging Markets Research Enhanced Equity Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$ 2,496	$ 18,329	$ —	$ —
Distributions reinvested	651	79	—	—
Cost of shares redeemed	(2,589)	(63,474)	—	—
Change in net assets resulting from Class R5 capital transactions	558	(45,066)	—	—
Class R6
Proceeds from shares issued	1,170,304	2,782,507	626,445	1,383,412
Distributions reinvested	189,279	9,925	199,236	50,835
Cost of shares redeemed	(885,674)	(2,263,165)	(1,126,119)	(912,641)
Change in net assets resulting from Class R6 capital transactions	473,909	529,267	(300,438)	521,606
Total change in net assets resulting from capital transactions	$ (130,289)	$ 1,315,679	$ (39,589)	$ 527,435
SHARE TRANSACTIONS:
Class A
Issued	2,151	6,043	—	—
Reinvested	591	—	—	—
Redeemed	(3,559)	(4,582)	—	—
Change in Class A Shares	(817)	1,461	—	—
Class C
Issued	44	523	—	—
Reinvested	69	—	—	—
Redeemed	(380)	(464)	—	—
Change in Class C Shares	(267)	59	—	—
Class I
Issued	20,934	58,966	15,500	281
Reinvested	3,999	106	12	—
Redeemed	(41,117)	(52,366)	(1,565)	(22)
Change in Class I Shares	(16,184)	6,706	13,947	259
Class L
Issued	10,537	27,731	—	—
Reinvested	2,366	77	—	—
Redeemed	(14,334)	(15,762)	—	—
Change in Class L Shares	(1,431)	12,046	—	—
Class R2
Issued	2	10	—	—
Reinvested	1	—	—	—
Redeemed	(1)	(7)	—	—
Change in Class R2 Shares	2	3	—	—
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICIATED (continued)
(Amounts in thousands)
	JPMorgan Emerging Markets Equity Fund		JPMorgan Emerging Markets Research Enhanced Equity Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
SHARE TRANSACTIONS: (continued)
Class R3
Issued	98	334	—	—
Reinvested	6	—	—	—
Redeemed	(35)	(124)	—	—
Change in Class R3 Shares	69	210	—	—
Class R4
Issued	16	54	—	—
Reinvested	4	—	—	—
Redeemed	(13)	(42)	—	—
Change in Class R4 Shares	7	12	—	—
Class R5
Issued	70	416	—	—
Reinvested	17	2	—	—
Redeemed	(73)	(1,466)	—	—
Change in Class R5 Shares	14	(1,048)	—	—
Class R6
Issued	34,215	63,838	35,237	64,804
Reinvested	4,950	232	10,435	2,474
Redeemed	(25,924)	(51,699)	(64,205)	(42,567)
Change in Class R6 Shares	13,241	12,371	(18,533)	24,711
SEE NOTES TO FINANCIAL STATEMENTS.
78	J.P. Morgan International Equity Funds	April 30, 2022

	JPMorgan Europe Dynamic Fund		JPMorgan International Equity Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$ 3,798	$ 6,061	$ 45,611	$ 128,373
Distributions reinvested	1,698	805	27,642	3,017
Cost of shares redeemed	(6,159)	(15,952)	(37,996)	(50,637)
Change in net assets resulting from Class A capital transactions	(663)	(9,086)	35,257	80,753
Class C
Proceeds from shares issued	65	543	817	2,112
Distributions reinvested	183	79	669	42
Cost of shares redeemed	(2,942)	(4,769)	(1,587)	(3,467)
Change in net assets resulting from Class C capital transactions	(2,694)	(4,147)	(101)	(1,313)
Class I
Proceeds from shares issued	51,229	412,233	265,574	217,953
Distributions reinvested	9,021	721	38,299	4,774
Cost of shares redeemed	(358,634)	(48,189)	(110,519)	(91,184)
Change in net assets resulting from Class I capital transactions	(298,384)	364,765	193,354	131,543
Class L
Proceeds from shares issued	7,945	11,606	—	—
Distributions reinvested	2,037	917	—	—
Cost of shares redeemed	(5,871)	(6,155)	—	—
Change in net assets resulting from Class L capital transactions	4,111	6,368	—	—
Class R2
Proceeds from shares issued	—	—	3,053	5,946
Distributions reinvested	—	—	1,474	289
Cost of shares redeemed	—	—	(2,833)	(9,508)
Change in net assets resulting from Class R2 capital transactions	—	—	1,694	(3,273)
Class R5
Proceeds from shares issued	—	—	1,886	4,537
Distributions reinvested	—	—	650	95
Cost of shares redeemed	—	—	(1,596)	(3,471)
Change in net assets resulting from Class R5 capital transactions	—	—	940	1,161
Class R6
Proceeds from shares issued	38,473	135,760	1,034,724	1,637,397
Distributions reinvested	10,393	4,405	256,061	33,605
Cost of shares redeemed	(36,424)	(52,340)	(682,106)	(966,822)
Change in net assets resulting from Class R6 capital transactions	12,442	87,825	608,679	704,180
Total change in net assets resulting from capital transactions	$(285,188)	$445,725	$ 839,823	$ 913,051
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	79

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICIATED (continued)
(Amounts in thousands)
	JPMorgan Europe Dynamic Fund		JPMorgan International Equity Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
SHARE TRANSACTIONS:
Class A
Issued	131	204	2,323	6,338
Reinvested	58	31	1,370	155
Redeemed	(215)	(561)	(1,993)	(2,491)
Change in Class A Shares	(26)	(326)	1,700	4,002
Class C
Issued	2	21	44	108
Reinvested	7	3	35	2
Redeemed	(118)	(189)	(87)	(179)
Change in Class C Shares	(109)	(165)	(8)	(69)
Class I
Issued	1,685	13,177	13,925	10,466
Reinvested	301	27	1,865	242
Redeemed	(13,380)	(1,563)	(5,912)	(4,423)
Change in Class I Shares	(11,394)	11,641	9,878	6,285
Class L
Issued	264	384	—	—
Reinvested	67	34	—	—
Redeemed	(198)	(212)	—	—
Change in Class L Shares	133	206	—	—
Class R2
Issued	—	—	164	296
Reinvested	—	—	74	15
Redeemed	—	—	(148)	(468)
Change in Class R2 Shares	—	—	90	(157)
Class R5
Issued	—	—	101	219
Reinvested	—	—	31	5
Redeemed	—	—	(78)	(165)
Change in Class R5 Shares	—	—	54	59
Class R6
Issued	1,288	4,263	55,539	79,648
Reinvested	344	163	12,433	1,702
Redeemed	(1,348)	(1,668)	(37,798)	(46,388)
Change in Class R6 Shares	284	2,758	30,174	34,962
SEE NOTES TO FINANCIAL STATEMENTS.
80	J.P. Morgan International Equity Funds	April 30, 2022

	International Focus Fund		JPMorgan International Hedged Equity Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$ 55,948	$ 195,801	$ 3,689	$ 3,079
Distributions reinvested	5,307	1,132	77	29
Cost of shares redeemed	(67,045)	(32,379)	(1,511)	(1,473)
Change in net assets resulting from Class A capital transactions	(5,790)	164,554	2,255	1,635
Class C
Proceeds from shares issued	1,461	8,415	131	184
Distributions reinvested	260	42	6	1
Cost of shares redeemed	(3,033)	(3,542)	(132)	(7)
Change in net assets resulting from Class C capital transactions	(1,312)	4,915	5	178
Class I
Proceeds from shares issued	190,812	534,780	89,078	57,032
Distributions reinvested	14,119	4,249	3,842	2,032
Cost of shares redeemed	(224,640)	(182,797)	(54,423)	(67,180)
Change in net assets resulting from Class I capital transactions	(19,709)	356,232	38,497	(8,116)
Class R2
Proceeds from shares issued	417	947	—	—
Distributions reinvested	21	9	—	—
Cost of shares redeemed	(363)	(716)	—	—
Change in net assets resulting from Class R2 capital transactions	75	240	—	—
Class R5
Proceeds from shares issued	217	424	—	—
Distributions reinvested	56	32	1	—
Cost of shares redeemed	(691)	(749)	—	—
Change in net assets resulting from Class R5 capital transactions	(418)	(293)	1	—
Class R6
Proceeds from shares issued	85,526	452,976	112	151
Distributions reinvested	50,271	28,297	5	1
Cost of shares redeemed	(566,706)	(598,948)	(40)	(13)
Redemptions in-kind	(1,431,598)	—	—	—
Change in net assets resulting from Class R6 capital transactions	(1,862,507)	(117,675)	77	139
Total change in net assets resulting from capital transactions	$(1,889,661)	$ 407,973	$ 40,835	$ (6,164)
SHARE TRANSACTIONS:
Class A
Issued	2,189	7,283	232	192
Reinvested	205	45	5	2
Redeemed	(2,748)	(1,217)	(96)	(92)
Change in Class A Shares	(354)	6,111	141	102
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	81

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICIATED (continued)
(Amounts in thousands)
	International Focus Fund		JPMorgan International Hedged Equity Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
SHARE TRANSACTIONS: (continued)
Class C
Issued	57	316	8	11
Reinvested	10	2	—	—
Redeemed	(122)	(134)	(8)	—
Change in Class C Shares	(55)	184	—	11
Class I
Issued	7,441	19,663	5,596	3,560
Reinvested	538	165	241	135
Redeemed	(9,166)	(6,676)	(3,457)	(4,418)
Change in Class I Shares	(1,187)	13,152	2,380	(723)
Class R2
Issued	17	36	—	—
Reinvested	1	—	—	—
Redeemed	(14)	(26)	—	—
Change in Class R2 Shares	4	10	—	—
Class R5
Issued	8	15	—	—
Reinvested	2	1	—	—
Redeemed	(27)	(27)	—	—
Change in Class R5 Shares	(17)	(11)	—	—
Class R6
Issued	3,340	16,687	7	9
Reinvested	1,917	1,099	—	—
Redeemed	(21,797)	(22,086)	(2)	(1)
Redemptions in-kind	(60,558)	—	—	—
Change in Class R6 Shares	(77,098)	(4,300)	5	8
SEE NOTES TO FINANCIAL STATEMENTS.
82	J.P. Morgan International Equity Funds	April 30, 2022

	JPMorgan International Research Enhanced Equity Fund		JPMorgan International Value Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$ 712	$ 1,989	$ 21,599	$ 39,262
Distributions reinvested	1,642	389	8,400	4,095
Cost of shares redeemed	(4,775)	(22,274)	(16,228)	(34,717)
Change in net assets resulting from Class A capital transactions	(2,421)	(19,896)	13,771	8,640
Class C
Proceeds from shares issued	—	—	127	165
Distributions reinvested	—	—	135	104
Cost of shares redeemed	—	—	(1,309)	(2,175)
Change in net assets resulting from Class C capital transactions	—	—	(1,047)	(1,906)
Class I
Proceeds from shares issued	75,161	105,581	7,674	12,348
Distributions reinvested	15,288	10,212	1,784	829
Cost of shares redeemed	(103,229)	(342,012)	(5,847)	(11,848)
Change in net assets resulting from Class I capital transactions	(12,780)	(226,219)	3,611	1,329
Class L
Proceeds from shares issued	—	—	349	2,881
Distributions reinvested	—	—	310	179
Cost of shares redeemed	—	—	(554)	(3,956)
Change in net assets resulting from Class L capital transactions	—	—	105	(896)
Class R2
Proceeds from shares issued	—	—	32	175
Distributions reinvested	—	—	22	11
Cost of shares redeemed	—	—	(2)	(252)
Change in net assets resulting from Class R2 capital transactions	—	—	52	(66)
Class R5
Proceeds from shares issued	—	—	24	21
Distributions reinvested	—	—	2	3
Cost of shares redeemed	—	—	(52)	(64)
Change in net assets resulting from Class R5 capital transactions	—	—	(26)	(40)
Class R6
Proceeds from shares issued	1,424,432	359,932	37,644	52,793
Distributions reinvested	181,166	95,880	7,790	3,621
Cost of shares redeemed	(221,443)	(1,576,241)	(18,787)	(47,586)
Change in net assets resulting from Class R6 capital transactions	1,384,155	(1,120,429)	26,647	8,828
Total change in net assets resulting from capital transactions	$1,368,954	$(1,366,544)	$ 43,113	$ 15,889
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	83

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICIATED (continued)
(Amounts in thousands)
	JPMorgan International Research Enhanced Equity Fund		JPMorgan International Value Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
SHARE TRANSACTIONS:
Class A
Issued	36	100	1,690	3,054
Reinvested	83	21	685	356
Redeemed	(238)	(1,211)	(1,270)	(2,757)
Change in Class A Shares	(119)	(1,090)	1,105	653
Class C
Issued	—	—	10	12
Reinvested	—	—	11	10
Redeemed	—	—	(105)	(181)
Change in Class C Shares	—	—	(84)	(159)
Class I
Issued	3,788	5,301	582	923
Reinvested	765	540	141	70
Redeemed	(5,228)	(17,195)	(449)	(921)
Change in Class I Shares	(675)	(11,354)	274	72
Class L
Issued	—	—	28	219
Reinvested	—	—	25	15
Redeemed	—	—	(43)	(301)
Change in Class L Shares	—	—	10	(67)
Class R2
Issued	—	—	3	14
Reinvested	—	—	2	1
Redeemed	—	—	(—)(a)	(20)
Change in Class R2 Shares	—	—	5	(5)
Class R5
Issued	—	—	2	2
Redeemed	—	—	(4)	(5)
Change in Class R5 Shares	—	—	(2)	(3)
Class R6
Issued	76,037	17,749	2,914	4,060
Reinvested	9,108	5,089	626	310
Redeemed	(10,933)	(80,049)	(1,451)	(3,744)
Change in Class R6 Shares	74,212	(57,211)	2,089	626

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.
84	J.P. Morgan International Equity Funds	April 30, 2022

THIS PAGE IS INTENTIONALLY LEFT BLANK

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund
Class A
Six Months Ended April 30, 2022(Unaudited)	$40.54	$(0.04)	$(10.32)	$(10.36)	$(0.07)	$(1.26)	$(1.33)
Year Ended October 31, 2021	36.44	(0.14)	4.24	4.10	—	—	—
Year Ended October 31, 2020	30.07	(0.02)	6.56	6.54	(0.17)	—	(0.17)
Year Ended October 31, 2019	23.84	0.19	6.16	6.35	(0.12)	—	(0.12)
Year Ended October 31, 2018	27.58	0.14	(3.84)	(3.70)	(0.04)	—	(0.04)
Year Ended October 31, 2017	21.79	0.09	5.80	5.89	(0.10)	—	(0.10)
Class C
Six Months Ended April 30, 2022(Unaudited)	38.96	(0.13)	(9.90)	(10.03)	—	(1.26)	(1.26)
Year Ended October 31, 2021	35.20	(0.34)	4.10	3.76	—	—	—
Year Ended October 31, 2020	29.07	(0.18)	6.35	6.17	(0.04)	—	(0.04)
Year Ended October 31, 2019	23.08	0.04	5.98	6.02	(0.03)	—	(0.03)
Year Ended October 31, 2018	26.80	0.02	(3.74)	(3.72)	—(g)	—	—
Year Ended October 31, 2017	21.18	(0.04)	5.67	5.63	(0.01)	—	(0.01)
Class I
Six Months Ended April 30, 2022(Unaudited)	41.60	(0.01)	(10.58)	(10.59)	(0.17)	(1.26)	(1.43)
Year Ended October 31, 2021	37.34	(0.04)	4.34	4.30	(0.04)	—	(0.04)
Year Ended October 31, 2020	30.79	0.05	6.75	6.80	(0.25)	—	(0.25)
Year Ended October 31, 2019	24.45	0.27	6.29	6.56	(0.22)	—	(0.22)
Year Ended October 31, 2018	28.29	0.24	(3.96)	(3.72)	(0.12)	—	(0.12)
Year Ended October 31, 2017	22.33	0.16	5.94	6.10	(0.14)	—	(0.14)
Class L
Six Months Ended April 30, 2022(Unaudited)	41.96	0.02	(10.68)	(10.66)	(0.22)	(1.26)	(1.48)
Year Ended October 31, 2021	37.64	0.01	4.37	4.38	(0.06)	—	(0.06)
Year Ended October 31, 2020	31.03	0.08	6.80	6.88	(0.27)	—	(0.27)
Year Ended October 31, 2019	24.63	0.29	6.35	6.64	(0.24)	—	(0.24)
Year Ended October 31, 2018	28.49	0.26	(3.99)	(3.73)	(0.13)	—	(0.13)
Year Ended October 31, 2017	22.49	0.21	5.96	6.17	(0.17)	—	(0.17)
Class R2
Six Months Ended April 30, 2022(Unaudited)	39.99	(0.09)	(10.19)	(10.28)	—	(1.26)	(1.26)
Year Ended October 31, 2021	36.06	(0.26)	4.19	3.93	—	—	—
Year Ended October 31, 2020	29.78	(0.13)	6.52	6.39	(0.11)	—	(0.11)
Year Ended October 31, 2019	23.73	0.08	6.13	6.21	(0.16)	—	(0.16)
Year Ended October 31, 2018	27.57	0.07	(3.83)	(3.76)	(0.08)	—	(0.08)
July 31, 2017(h) through October 31, 2017	26.40	(0.01)	1.18	1.17	—	—	—
Class R3
Six Months Ended April 30, 2022(Unaudited)	40.30	(0.05)	(10.24)	(10.29)	(0.11)	(1.26)	(1.37)
Year Ended October 31, 2021	36.25	(0.15)	4.20	4.05	—	—	—
Year Ended October 31, 2020	29.96	(0.05)	6.55	6.50	(0.21)	—	(0.21)
Year Ended October 31, 2019	23.78	0.25	6.06	6.31	(0.13)	—	(0.13)
Year Ended October 31, 2018	27.59	0.22	(3.92)	(3.70)	(0.11)	—	(0.11)
July 31, 2017(h) through October 31, 2017	26.40	0.01	1.18	1.19	—	—	—
SEE NOTES TO FINANCIAL STATEMENTS.
86	J.P. Morgan International Equity Funds	April 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$28.85	(26.28)%	$ 476,166	1.24(f)%	(0.26)(f)%	1.31(f)%	11%
40.54	11.25	702,288	1.24	(0.33)	1.30	25
36.44	21.84	578,112	1.24	(0.06)	1.33	15
30.07	26.77	524,357	1.24	0.69	1.47	34
23.84	(13.44)	369,490	1.24	0.51	1.52	13
27.58	27.22	525,451	1.35	0.36	1.58	22

27.67	(26.47)	51,142	1.74(f)	(0.78)(f)	1.81(f)	11
38.96	10.68	82,409	1.74	(0.83)	1.80	25
35.20	21.24	72,364	1.74	(0.58)	1.83	15
29.07	26.12	56,830	1.74	0.15	1.98	34
23.08	(13.87)	43,612	1.74	0.06	2.02	13
26.80	26.58	48,497	1.85	(0.15)	2.09	22

29.58	(26.20)	2,901,502	0.99(f)	(0.04)(f)	1.05(f)	11
41.60	11.51	4,753,438	0.99	(0.09)	1.05	25
37.34	22.19	4,016,180	0.99	0.15	1.07	15
30.79	27.04	1,725,882	0.99	0.94	1.21	34
24.45	(13.23)	773,142	0.99	0.84	1.26	13
28.29	27.54	629,451	1.10	0.62	1.30	22

29.82	(26.17)	1,804,078	0.89(f)	0.09(f)	0.90(f)	11
41.96	11.63	2,598,326	0.89	0.02	0.90	25
37.64	22.29	1,877,489	0.89	0.25	0.92	15
31.03	27.20	926,781	0.89	1.00	1.06	34
24.63	(13.16)	475,997	0.89	0.91	1.11	13
28.49	27.72	430,860	0.95	0.84	1.14	22

28.45	(26.41)	465	1.54(f)	(0.54)(f)	1.81(f)	11
39.99	10.90	585	1.54	(0.63)	1.78	25
36.06	21.51	414	1.54	(0.41)	2.00	15
29.78	26.35	145	1.54	0.31	2.26	34
23.73	(13.69)	95	1.54	0.26	2.04	13
27.57	4.43	21	1.60	(0.17)	1.80	22

28.64	(26.29)	12,570	1.29(f)	(0.29)(f)	1.31(f)	11
40.30	11.17	14,918	1.29	(0.36)	1.30	25
36.25	21.80	5,797	1.29	(0.15)	1.33	15
29.96	26.67	2,151	1.29	0.90	1.49	34
23.78	(13.49)	341	1.29	0.81	1.59	13
27.59	4.51	21	1.35	0.08	1.55	22
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	87

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class R4
Six Months Ended April 30, 2022(Unaudited)	$41.45	$(0.01)	$(10.55)	$(10.56)	$(0.16)	$(1.26)	$(1.42)
Year Ended October 31, 2021	37.20	(0.05)	4.32	4.27	(0.02)	—	(0.02)
Year Ended October 31, 2020	30.68	0.04	6.70	6.74	(0.22)	—	(0.22)
Year Ended October 31, 2019	24.42	0.27	6.25	6.52	(0.26)	—	(0.26)
Year Ended October 31, 2018	28.28	0.18	(3.91)	(3.73)	(0.13)	—	(0.13)
July 31, 2017(h) through October 31, 2017	27.05	0.02	1.21	1.23	—	—	—
Class R5
Six Months Ended April 30, 2022(Unaudited)	41.88	0.02	(10.67)	(10.65)	(0.15)	(1.26)	(1.41)
Year Ended October 31, 2021	37.56	0.01	4.36	4.37	(0.05)	—	(0.05)
Year Ended October 31, 2020	30.96	0.08	6.78	6.86	(0.26)	—	(0.26)
Year Ended October 31, 2019	24.60	0.31	6.31	6.62	(0.26)	—	(0.26)
Year Ended October 31, 2018	28.47	0.39	(4.11)	(3.72)	(0.15)	—	(0.15)
Year Ended October 31, 2017	22.49	0.15	6.01	6.16	(0.18)	—	(0.18)
Class R6
Six Months Ended April 30, 2022(Unaudited)	41.95	0.04	(10.68)	(10.64)	(0.26)	(1.26)	(1.52)
Year Ended October 31, 2021	37.61	0.05	4.37	4.42	(0.08)	—	(0.08)
Year Ended October 31, 2020	31.00	0.12	6.78	6.90	(0.29)	—	(0.29)
Year Ended October 31, 2019	24.60	0.31	6.35	6.66	(0.26)	—	(0.26)
Year Ended October 31, 2018	28.46	0.29	(3.99)	(3.70)	(0.16)	—	(0.16)
Year Ended October 31, 2017	22.46	0.21	5.98	6.19	(0.19)	—	(0.19)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Not annualized for periods less than one year.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Amount rounds to less than $0.005.
(h)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.
88	J.P. Morgan International Equity Funds	April 30, 2022

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED
	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$29.47	(26.22)%	$ 2,908	1.04(f)%	(0.03)(f)%	1.06(f)%	11%
41.45	11.48	3,810	1.04	(0.12)	1.06	25
37.20	22.09	2,962	1.04	0.12	1.08	15
30.68	26.98	1,300	1.04	0.94	1.23	34
24.42	(13.25)	26	1.04	0.63	1.62	13
28.28	4.55	21	1.10	0.33	1.30	22

29.82	(26.15)	15,147	0.89(f)	0.10(f)	0.92(f)	11
41.88	11.64	20,676	0.89	0.02	0.91	25
37.56	22.29	57,909	0.89	0.26	0.93	15
30.96	27.19	41,872	0.89	1.08	1.08	34
24.60	(13.14)	1,672	0.89	1.37	1.11	13
28.47	27.72	217	0.95	0.58	3.36	22

29.79	(26.14)	4,414,250	0.79(f)	0.20(f)	0.80(f)	11
41.95	11.75	5,659,334	0.79	0.11	0.80	25
37.61	22.39	4,608,998	0.79	0.37	0.82	15
31.00	27.36	3,034,359	0.79	1.09	0.96	34
24.60	(13.08)	2,936,830	0.79	1.00	1.01	13
28.46	27.87	2,813,349	0.85	0.85	1.01	22
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	89

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund
Class I
Six Months Ended April 30, 2022(Unaudited)	$20.87	$0.19	$(3.38)	$(3.19)	$(0.52)	$(0.53)	$(1.05)
Year Ended October 31, 2021	18.11	0.51	2.56	3.07	(0.31)	—	(0.31)
Year Ended October 31, 2020	16.78	0.33	1.04	1.37	—	(0.04)	(0.04)
January 30, 2019(g) through October 31, 2019	16.22	0.31	0.25	0.56	—	—	—
Class R6
Six Months Ended April 30, 2022(Unaudited)	20.77	0.21	(3.37)	(3.16)	(0.54)	(0.53)	(1.07)
Year Ended October 31, 2021	18.01	0.42	2.65	3.07	(0.31)	—	(0.31)
Year Ended October 31, 2020	16.80	0.31	1.07	1.38	(0.13)	(0.04)	(0.17)
December 11, 2018(h) through October 31, 2019	15.00	0.42	1.46	1.88	(0.08)	—	(0.08)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Not annualized for periods less than one year.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Commencement of offering of class of shares.
(h)	Commencement of operations.
SEE NOTES TO FINANCIAL STATEMENTS.
90	J.P. Morgan International Equity Funds	April 30, 2022

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED
	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers	Portfolio turnover rate(d)

$16.63	(15.90)%	$ 236,318	0.45(f)%	2.21(f)%	0.64(f)%	16%
20.87	16.95	5,435	0.45	2.36	0.69	53
18.11	8.15	33	0.45	1.98	1.39	47
16.78	3.45	5	0.44(f)	2.52(f)	0.70(f)	28

16.54	(15.84)	2,709,774	0.35(f)	2.26(f)	0.39(f)	16
20.77	17.09	3,787,953	0.35	1.97	0.40	53
18.01	8.22	2,840,309	0.35	1.87	0.41	47
16.80	12.60	2,090,569	0.34(f)	2.90(f)	0.46(f)	28
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	91

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Europe Dynamic Fund
Class A
Six Months Ended April 30, 2022(Unaudited)	$30.91	$0.28	$(4.65)	$(4.37)	$(0.62)
Year Ended October 31, 2021	21.64	0.40(g)	9.14	9.54	(0.27)
Year Ended October 31, 2020	24.25	0.25	(2.16)	(1.91)	(0.70)
Year Ended October 31, 2019	23.01	0.61	1.18	1.79	(0.55)
Year Ended October 31, 2018	27.04	0.42	(4.08)	(3.66)	(0.37)
Year Ended October 31, 2017	21.94	0.37	5.15	5.52	(0.42)
Class C
Six Months Ended April 30, 2022(Unaudited)	27.25	0.16	(4.08)	(3.92)	(0.47)
Year Ended October 31, 2021	19.10	0.22(g)	8.08	8.30	(0.15)
Year Ended October 31, 2020	21.47	0.12	(1.91)	(1.79)	(0.58)
Year Ended October 31, 2019	20.39	0.44	1.06	1.50	(0.42)
Year Ended October 31, 2018	24.00	0.25	(3.62)	(3.37)	(0.24)
Year Ended October 31, 2017	19.52	0.23	4.58	4.81	(0.33)
Class I
Six Months Ended April 30, 2022(Unaudited)	31.57	0.16	(4.57)	(4.41)	(0.73)
Year Ended October 31, 2021	22.10	0.47(g)	9.33	9.80	(0.33)
Year Ended October 31, 2020	24.75	0.31	(2.19)	(1.88)	(0.77)
Year Ended October 31, 2019	23.48	0.67	1.21	1.88	(0.61)
Year Ended October 31, 2018	27.60	0.49	(4.17)	(3.68)	(0.44)
Year Ended October 31, 2017	22.37	0.46	5.25	5.71	(0.48)
Class L
Six Months Ended April 30, 2022(Unaudited)	31.99	0.36	(4.81)	(4.45)	(0.75)
Year Ended October 31, 2021	22.38	0.54(g)	9.44	9.98	(0.37)
Year Ended October 31, 2020	25.05	0.35	(2.23)	(1.88)	(0.79)
Year Ended October 31, 2019	23.70	0.65	1.27	1.92	(0.57)
Year Ended October 31, 2018	27.85	0.51	(4.18)	(3.67)	(0.48)
Year Ended October 31, 2017	22.61	0.52	5.27	5.79	(0.55)
Class R6
Six Months Ended April 30, 2022(Unaudited)	31.86	0.36	(4.77)	(4.41)	(0.78)
Year Ended October 31, 2021	22.29	0.55(g)	9.41	9.96	(0.39)
Year Ended October 31, 2020	24.96	0.37	(2.22)	(1.85)	(0.82)
Year Ended October 31, 2019	23.70	0.75	1.19	1.94	(0.68)
October 1, 2018(h) through October 31, 2018	26.32	0.01	(2.63)	(2.62)	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Not annualized for periods less than one year.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income (loss) per share would have been $0.38, $0.20, $0.45, $0.52 and $0.53 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.29%, 0.78%, 1.44%, 1.70% and 1.75% for Class A, Class C, Class I, Class L and Class R6, respectively.
(h)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.
92	J.P. Morgan International Equity Funds	April 30, 2022

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED
	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers	Portfolio turnover rate(d)

$25.92	(14.36)%	$ 73,397	1.24(f)%	1.98(f)%	1.24(f)%	43%
30.91	44.30	88,315	1.24	1.37(g)	1.26	92
21.64	(8.21)	68,882	1.24	1.09	1.28	159
24.25	8.14	98,294	1.24	2.67	1.31	83
23.01	(13.72)	124,681	1.24	1.58	1.29	149
27.04	25.65	165,020	1.36	1.52	1.36	189

22.86	(14.58)	7,015	1.74(f)	1.27(f)	1.75(f)	43
27.25	43.56	11,313	1.74	0.86(g)	1.77	92
19.10	(8.68)	11,082	1.74	0.59	1.77	159
21.47	7.64	19,798	1.74	2.15	1.80	83
20.39	(14.18)	31,125	1.74	1.08	1.79	149
24.00	25.02	46,615	1.85	1.07	1.86	189

26.43	(14.25)	69,744	0.98(f)	1.07(f)	0.98(f)	43
31.57	44.61	443,053	0.98	1.52(g)	0.99	92
22.10	(7.98)	52,841	0.99	1.33	1.01	159
24.75	8.44	86,582	0.99	2.86	1.05	83
23.48	(13.53)	139,858	0.99	1.84	1.04	149
27.60	26.06	187,678	1.06	1.85	1.07	189

26.79	(14.19)	75,636	0.82(f)	2.43(f)	0.83(f)	43
31.99	44.88	86,054	0.84	1.78(g)	0.85	92
22.38	(7.86)	55,597	0.85	1.49	0.86	159
25.05	8.49	65,686	0.89	2.77	0.90	83
23.70	(13.41)	389,665	0.88	1.88	0.89	149
27.85	26.22	578,183	0.90	2.07	0.91	189

26.67	(14.13)	380,750	0.72(f)	2.45(f)	0.73(f)	43
31.86	45.01	445,783	0.74	1.83(g)	0.75	92
22.29	(7.79)	250,426	0.75	1.61	0.76	159
24.96	8.65	271,885	0.79	3.17	0.79	83
23.70	(9.95)	18	0.82	0.67	0.83	149
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	93

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Equity Fund
Class A
Six Months Ended April 30, 2022(Unaudited)	$21.63	$0.15	$(3.61)	$(3.46)	$(0.37)	$(0.99)	$(1.36)
Year Ended October 31, 2021	16.47	0.30(g)	5.04	5.34	(0.18)	—	(0.18)
Year Ended October 31, 2020	17.27	0.19	(0.49)	(0.30)	(0.50)	—	(0.50)
Year Ended October 31, 2019	15.56	0.33	1.89	2.22	(0.33)	(0.18)	(0.51)
Year Ended October 31, 2018	17.81	0.33	(2.33)	(2.00)	(0.25)	—	(0.25)
Year Ended October 31, 2017	14.24	0.22	3.39	3.61	(0.04)	—	(0.04)
Class C
Six Months Ended April 30, 2022(Unaudited)	20.41	0.09	(3.39)	(3.30)	(0.27)	(0.99)	(1.26)
Year Ended October 31, 2021	15.53	0.18(g)	4.77	4.95	(0.07)	—	(0.07)
Year Ended October 31, 2020	16.29	0.09	(0.45)	(0.36)	(0.40)	—	(0.40)
Year Ended October 31, 2019	14.68	0.23	1.80	2.03	(0.24)	(0.18)	(0.42)
Year Ended October 31, 2018	16.83	0.25	(2.23)	(1.98)	(0.17)	—	(0.17)
Year Ended October 31, 2017	13.50	0.12	3.22	3.34	(0.01)	—	(0.01)
Class I
Six Months Ended April 30, 2022(Unaudited)	22.02	0.20	(3.69)	(3.49)	(0.42)	(0.99)	(1.41)
Year Ended October 31, 2021	16.76	0.36(g)	5.13	5.49	(0.23)	—	(0.23)
Year Ended October 31, 2020	17.56	0.21	(0.47)	(0.26)	(0.54)	—	(0.54)
Year Ended October 31, 2019	15.82	0.36	1.93	2.29	(0.37)	(0.18)	(0.55)
Year Ended October 31, 2018	18.09	0.41	(2.40)	(1.99)	(0.28)	—	(0.28)
Year Ended October 31, 2017	14.45	0.26	3.44	3.70	(0.06)	—	(0.06)
Class R2
Six Months Ended April 30, 2022(Unaudited)	21.31	0.12	(3.55)	(3.43)	(0.30)	(0.99)	(1.29)
Year Ended October 31, 2021	16.31	0.23(g)	4.99	5.22	(0.22)	—	(0.22)
Year Ended October 31, 2020	17.14	0.13	(0.48)	(0.35)	(0.48)	—	(0.48)
Year Ended October 31, 2019	15.44	0.28	1.88	2.16	(0.28)	(0.18)	(0.46)
Year Ended October 31, 2018	17.70	0.29	(2.33)	(2.04)	(0.22)	—	(0.22)
Year Ended October 31, 2017	14.17	0.17	3.38	3.55	(0.02)	—	(0.02)
Class R5
Six Months Ended April 30, 2022(Unaudited)	22.14	0.19	(3.69)	(3.50)	(0.44)	(0.99)	(1.43)
Year Ended October 31, 2021	16.85	0.39(g)	5.15	5.54	(0.25)	—	(0.25)
Year Ended October 31, 2020	17.60	0.24	(0.48)	(0.24)	(0.51)	—	(0.51)
Year Ended October 31, 2019	15.85	0.38	1.94	2.32	(0.39)	(0.18)	(0.57)
Year Ended October 31, 2018	18.13	0.41	(2.40)	(1.99)	(0.29)	—	(0.29)
Year Ended October 31, 2017	14.47	0.21	3.52	3.73	(0.07)	—	(0.07)
SEE NOTES TO FINANCIAL STATEMENTS.
94	J.P. Morgan International Equity Funds	April 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers	Portfolio turnover rate(d)

$16.81	(16.98)%	$365,217	0.95(f)%	1.58(f)%	1.11(f)%	18%
21.63	32.56	433,033	0.95	1.47(g)	1.11	35
16.47	(1.88)	263,791	0.95	1.17	1.12	28
17.27	14.93	328,312	0.95	2.03	1.22	25
15.56	(11.42)	240,394	0.95	1.88	1.32	33
17.81	25.43	302,130	1.23	1.39	1.35	17

15.85	(17.16)	8,331	1.45(f)	1.02(f)	1.62(f)	18
20.41	31.94	10,899	1.45	0.91(g)	1.62	35
15.53	(2.38)	9,358	1.45	0.61	1.62	28
16.29	14.39	14,549	1.45	1.51	1.74	25
14.68	(11.89)	18,899	1.45	1.48	1.83	33
16.83	24.79	24,281	1.74	0.83	1.88	17

17.12	(16.85)	623,210	0.70(f)	2.03(f)	0.85(f)	18
22.02	32.94	584,191	0.70	1.71(g)	0.86	35
16.76	(1.64)	339,416	0.70	1.26	0.86	28
17.56	15.20	190,885	0.70	2.22	0.96	25
15.82	(11.20)	179,831	0.70	2.30	1.06	33
18.09	25.69	139,715	0.99	1.59	1.10	17

16.59	(17.06)	20,627	1.25(f)	1.27(f)	1.46(f)	18
21.31	32.18	24,598	1.25	1.13(g)	1.47	35
16.31	(2.21)	21,379	1.25	0.79	1.37	28
17.14	14.58	2,099	1.25	1.75	1.57	25
15.44	(11.68)	1,833	1.25	1.64	1.60	33
17.70	25.12	2,096	1.49	1.07	1.71	17

17.21	(16.83)	9,074	0.60(f)	1.97(f)	0.71(f)	18
22.14	33.04	10,463	0.60	1.85(g)	0.71	35
16.85	(1.52)	6,970	0.60	1.41	0.72	28
17.60	15.38	3,778	0.60	2.31	0.83	25
15.85	(11.16)	19,516	0.60	2.31	0.91	33
18.13	25.88	21,891	0.84	1.36	0.93	17
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	95

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class R6
Six Months Ended April 30, 2022(Unaudited)	$22.10	$0.20	$(3.68)	$(3.48)	$(0.46)	$(0.99)	$(1.45)
Year Ended October 31, 2021	16.81	0.42(g)	5.13	5.55	(0.26)	—	(0.26)
Year Ended October 31, 2020	17.61	0.26	(0.49)	(0.23)	(0.57)	—	(0.57)
Year Ended October 31, 2019	15.86	0.40	1.93	2.33	(0.40)	(0.18)	(0.58)
Year Ended October 31, 2018	18.13	0.43	(2.39)	(1.96)	(0.31)	—	(0.31)
Year Ended October 31, 2017	14.46	0.29	3.46	3.75	(0.08)	—	(0.08)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Not annualized for periods less than one year.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Reflects income from foreign withholding tax claims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.
SEE NOTES TO FINANCIAL STATEMENTS.
96	J.P. Morgan International Equity Funds	April 30, 2022

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED
	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers	Portfolio turnover rate(d)

$17.17	(16.77)%	$3,456,927	0.50(f)%	2.01(f)%	0.60(f)%	18%
22.10	33.20	3,782,533	0.50	1.98(g)	0.60	35
16.81	(1.46)	2,290,008	0.50	1.56	0.61	28
17.61	15.50	2,457,383	0.50	2.46	0.72	25
15.86	(11.04)	3,808,621	0.50	2.42	0.81	33
18.13	26.04	3,516,978	0.74	1.84	0.81	17
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	97

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Focus Fund
Class A
Six Months Ended April 30, 2022(Unaudited)	$27.55	$0.18	$(4.73)	$(4.55)	$(0.43)
Year Ended October 31, 2021	22.07	0.35(g)	5.32	5.67	(0.19)
Year Ended October 31, 2020	21.15	0.18	0.75	0.93	(0.01)
Year Ended October 31, 2019	18.24	0.26	3.02	3.28	(0.37)
Year Ended October 31, 2018	21.14	0.36	(3.13)	(2.77)	(0.13)
Year Ended October 31, 2017	17.24	0.16	4.09	4.25	(0.35)
Class C
Six Months Ended April 30, 2022(Unaudited)	27.06	0.11	(4.65)	(4.54)	(0.29)
Year Ended October 31, 2021	21.68	0.20(g)	5.24	5.44	(0.06)
Year Ended October 31, 2020	20.86	0.07	0.75	0.82	—
Year Ended October 31, 2019	17.98	0.16	2.97	3.13	(0.25)
Year Ended October 31, 2018	20.90	0.26	(3.09)	(2.83)	(0.09)
Year Ended October 31, 2017	17.04	0.05	4.06	4.11	(0.25)
Class I
Six Months Ended April 30, 2022(Unaudited)	27.95	0.21	(4.79)	(4.58)	(0.48)
Year Ended October 31, 2021	22.39	0.42(g)	5.39	5.81	(0.25)
Year Ended October 31, 2020	21.43	0.23	0.78	1.01	(0.05)
Year Ended October 31, 2019	18.49	0.31	3.04	3.35	(0.41)
Year Ended October 31, 2018	21.41	0.44	(3.19)	(2.75)	(0.17)
Year Ended October 31, 2017	17.45	0.23	4.13	4.36	(0.40)
Class R2
Six Months Ended April 30, 2022(Unaudited)	27.25	0.14	(4.69)	(4.55)	(0.30)
Year Ended October 31, 2021	21.85	0.27(g)	5.26	5.53	(0.13)
Year Ended October 31, 2020	20.99	0.13	0.73	0.86	—
Year Ended October 31, 2019	18.14	0.21	2.98	3.19	(0.34)
Year Ended October 31, 2018	21.11	0.35	(3.17)	(2.82)	(0.15)
Year Ended October 31, 2017	17.21	0.06	4.14	4.20	(0.30)
Class R5
Six Months Ended April 30, 2022(Unaudited)	27.96	0.22	(4.79)	(4.57)	(0.50)
Year Ended October 31, 2021	22.38	0.44(g)	5.40	5.84	(0.26)
Year Ended October 31, 2020	21.42	0.25	0.78	1.03	(0.07)
Year Ended October 31, 2019	18.49	0.34	3.03	3.37	(0.44)
Year Ended October 31, 2018	21.39	0.53	(3.25)	(2.72)	(0.18)
Year Ended October 31, 2017	17.44	0.20	4.17	4.37	(0.42)
SEE NOTES TO FINANCIAL STATEMENTS.
98	J.P. Morgan International Equity Funds	April 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers	Portfolio turnover rate(d)

$22.57	(16.72)%	$268,558	1.00(f)%	1.39(f)%	1.21(f)%	16%
27.55	25.74	337,503	1.00	1.31(g)	1.21	32
22.07	4.39	135,527	1.00	0.86	1.22	38
21.15	18.41	114,629	1.00	1.33	1.32	34
18.24	(13.20)	84,325	1.00	1.75	1.38	63
21.14	25.16	67,684	1.24	0.83	1.46	38

22.23	(16.91)	18,734	1.50(f)	0.89(f)	1.73(f)	16
27.06	25.11	24,272	1.50	0.77(g)	1.72	32
21.68	3.93	15,463	1.50	0.32	1.73	38
20.86	17.73	18,447	1.50	0.83	1.84	34
17.98	(13.60)	22,532	1.50	1.29	1.89	63
20.90	24.51	14,534	1.74	0.27	2.00	38

22.89	(16.59)	654,222	0.75(f)	1.63(f)	0.96(f)	16
27.95	26.04	832,039	0.75	1.54(g)	0.96	32
22.39	4.71	372,068	0.75	1.05	0.96	38
21.43	18.62	177,764	0.75	1.57	1.08	34
18.49	(12.96)	189,061	0.75	2.09	1.13	63
21.41	25.60	131,356	0.89	1.14	1.19	38

22.40	(16.83)	1,783	1.30(f)	1.13(f)	1.50(f)	16
27.25	25.35	2,078	1.30	1.00(g)	1.48	32
21.85	4.10	1,441	1.30	0.61	1.51	38
20.99	18.01	1,049	1.30	1.05	1.74	34
18.14	(13.46)	773	1.30	1.70	1.72	63
21.11	24.85	97	1.49	0.31	2.79	38

22.89	(16.57)	2,216	0.65(f)	1.69(f)	0.87(f)	16
27.96	26.19	3,172	0.65	1.61(g)	0.87	32
22.38	4.79	2,772	0.65	1.16	0.88	38
21.42	18.76	3,082	0.65	1.71	1.04	34
18.49	(12.84)	3,341	0.65	2.56	1.07	63
21.39	25.67	90	0.79	1.01	2.44	38
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	99

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Class R6
Six Months Ended April 30, 2022(Unaudited)	$27.98	$0.21	$(4.76)	$(4.55)	$(0.53)
Year Ended October 31, 2021	22.40	0.46(g)	5.40	5.86	(0.28)
Year Ended October 31, 2020	21.44	0.28	0.77	1.05	(0.09)
Year Ended October 31, 2019	18.50	0.27	3.13	3.40	(0.46)
Year Ended October 31, 2018	21.40	0.44	(3.16)	(2.72)	(0.18)
Year Ended October 31, 2017	17.45	0.26	4.12	4.38	(0.43)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Not annualized for periods less than one year.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Reflects income from foreign withholding tax claims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.
SEE NOTES TO FINANCIAL STATEMENTS.
100	J.P. Morgan International Equity Funds	April 30, 2022

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED
	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers	Portfolio turnover rate(d)

$22.90	(16.50)%	$ 461,434	0.55(f)%	1.60(f)%	0.71(f)%	16%
27.98	26.28	2,721,224	0.55	1.68(g)	0.71	32
22.40	4.89	2,274,399	0.55	1.31	0.71	38
21.44	18.95	2,284,670	0.55	1.32	0.77	34
18.50	(12.81)	175,198	0.55	2.12	0.87	63
21.40	25.72	143,868	0.74	1.37	0.95	38
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Hedged Equity Fund
Class A
Six Months Ended April 30, 2022(Unaudited)	$16.73	$0.18	$(1.85)	$(1.67)	$(0.38)
Year Ended October 31, 2021	14.12	0.30	2.58	2.88	(0.27)
Year Ended October 31, 2020	15.58	0.27	(1.49)	(1.22)	(0.24)
March 15, 2019(g) through October 31, 2019	15.00	0.19	0.39	0.58	—
Class C
Six Months Ended April 30, 2022(Unaudited)	16.68	0.10	(1.81)	(1.71)	(0.32)
Year Ended October 31, 2021	14.06	0.22	2.57	2.79	(0.17)
Year Ended October 31, 2020	15.53	0.20	(1.50)	(1.30)	(0.17)
March 15, 2019(g) through October 31, 2019	15.00	0.16	0.37	0.53	—
Class I
Six Months Ended April 30, 2022(Unaudited)	16.83	0.18	(1.84)	(1.66)	(0.41)
Year Ended October 31, 2021	14.18	0.32	2.61	2.93	(0.28)
Year Ended October 31, 2020	15.61	0.31	(1.50)	(1.19)	(0.24)
March 15, 2019(g) through October 31, 2019	15.00	0.32	0.29	0.61	—
Class R5
Six Months Ended April 30, 2022(Unaudited)	16.86	0.19	(1.84)	(1.65)	(0.43)
Year Ended October 31, 2021	14.20	0.35	2.61	2.96	(0.30)
Year Ended October 31, 2020	15.62	0.31	(1.48)	(1.17)	(0.25)
March 15, 2019(g) through October 31, 2019	15.00	0.34	0.28	0.62	—
Class R6
Six Months Ended April 30, 2022(Unaudited)	16.88	0.21	(1.85)	(1.64)	(0.45)
Year Ended October 31, 2021	14.22	0.39	2.59	2.98	(0.32)
Year Ended October 31, 2020	15.63	0.34	(1.49)	(1.15)	(0.26)
March 15, 2019(g) through October 31, 2019	15.00	0.35	0.28	0.63	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Not annualized for periods less than one year.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.
102	J.P. Morgan International Equity Funds	April 30, 2022

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED
	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers	Portfolio turnover rate(d)

$14.68	(10.15)%	$ 5,203	0.85(f)%	2.33(f)%	1.04(f)%	9%
16.73	20.60	3,561	0.85	1.85	1.05	50
14.12	(8.02)	1,573	0.85	1.84	1.30	85
15.58	3.87	330	0.85(f)	1.95(f)	1.31(f)	9

14.65	(10.38)	284	1.35(f)	1.33(f)	1.55(f)	9
16.68	19.97	320	1.35	1.35	1.55	50
14.06	(8.47)	115	1.35	1.34	1.81	85
15.53	3.53	119	1.35(f)	1.73(f)	1.92(f)	9

14.76	(10.02)	165,497	0.60(f)	2.30(f)	0.79(f)	9
16.83	20.90	148,703	0.60	2.02	0.79	50
14.18	(7.78)	135,542	0.60	2.12	1.03	85
15.61	4.07	59,751	0.60(f)	3.38(f)	1.19(f)	9

14.78	(9.97)	21	0.45(f)	2.35(f)	0.70(f)	9
16.86	21.10	23	0.45	2.19	0.71	50
14.20	(7.68)	19	0.45	2.08	1.04	85
15.62	4.13	21	0.45(f)	3.59(f)	1.03(f)	9

14.79	(9.92)	218	0.35(f)	2.66(f)	0.56(f)	9
16.88	21.19	169	0.35	2.42	0.58	50
14.22	(7.53)	19	0.35	2.33	0.94	85
15.63	4.20	21	0.35(f)	3.69(f)	0.93(f)	9
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Research Enhanced Equity Fund
Class A
Six Months Ended April 30, 2022(Unaudited)	$21.26	$0.24	$(2.78)	$(2.54)	$(0.78)	$ —	$(0.78)
Year Ended October 31, 2021	15.84	0.43(g)	5.16	5.59	(0.17)	—	(0.17)
Year Ended October 31, 2020	17.93	0.36	(1.96)	(1.60)	(0.49)	—	(0.49)
Year Ended October 31, 2019	16.79	0.51	1.15	1.66	(0.52)	—	(0.52)
Year Ended October 31, 2018	18.76	0.45	(2.04)	(1.59)	(0.19)	(0.19)	(0.38)
Year Ended October 31, 2017	15.54	0.34	3.23	3.57	(0.35)	—	(0.35)
Class I
Six Months Ended April 30, 2022(Unaudited)	21.39	0.25	(2.79)	(2.54)	(0.83)	—	(0.83)
Year Ended October 31, 2021	16.05	0.47(g)	5.23	5.70	(0.36)	—	(0.36)
Year Ended October 31, 2020	18.17	0.36	(1.94)	(1.58)	(0.54)	—	(0.54)
Year Ended October 31, 2019	17.01	0.56	1.16	1.72	(0.56)	—	(0.56)
Year Ended October 31, 2018	18.92	0.35	(1.91)	(1.56)	(0.16)	(0.19)	(0.35)
Year Ended October 31, 2017	15.68	0.41	3.23	3.64	(0.40)	—	(0.40)
Class R6
Six Months Ended April 30, 2022(Unaudited)	21.33	0.27	(2.80)	(2.53)	(0.85)	—	(0.85)
Year Ended October 31, 2021	16.00	0.49(g)	5.21	5.70	(0.37)	—	(0.37)
Year Ended October 31, 2020	18.11	0.39	(1.94)	(1.55)	(0.56)	—	(0.56)
Year Ended October 31, 2019	16.97	0.57	1.16	1.73	(0.59)	—	(0.59)
November 1, 2017(h) through October 31, 2018	18.98	0.56	(2.16)	(1.60)	(0.22)	(0.19)	(0.41)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Not annualized for periods less than one year.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income (loss) per share for each share class would have remained the same and the net investment income (loss) ratios would have been 2.13%, 2.33%, and 2.44% for Class A, Class I and Class R6, respectively.
(h)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.
104	J.P. Morgan International Equity Funds	April 30, 2022

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED
	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers	Portfolio turnover rate(d)

$17.94	(12.31)%	$ 37,317	0.47(f)%	2.38(f)%	0.84(f)%	9%
21.26	35.44	46,779	0.60	2.15(g)	0.88	20
15.84	(9.26)	52,118	0.60	2.21	0.83	52
17.93	10.39	213,256	0.60	3.00	0.83	22
16.79	(8.66)	203,437	0.60	2.40	0.84	42
18.76	23.41	298,112	0.59	1.98	0.90	33

18.02	(12.26)	313,629	0.35(f)	2.48(f)	0.56(f)	9
21.39	35.78	386,797	0.35	2.35(g)	0.56	20
16.05	(9.05)	472,455	0.34	2.15	0.56	52
18.17	10.65	185,680	0.35	3.28	0.56	22
17.01	(8.42)	152,610	0.35	1.85	0.56	42
18.92	23.71	4,740,590	0.34	2.37	0.58	33

17.95	(12.24)	5,172,094	0.25(f)	2.78(f)	0.30(f)	9
21.33	35.93	4,562,266	0.25	2.46(g)	0.31	20
16.00	(8.96)	4,337,776	0.24	2.35	0.30	52
18.11	10.78	4,435,538	0.25	3.37	0.31	22
16.97	(8.60)	4,344,571	0.25	3.00	0.32	42
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Value Fund
Class A
Six Months Ended April 30, 2022(Unaudited)	$13.46	$0.23	$(1.29)	$(1.06)	$(0.61)
Year Ended October 31, 2021	9.46	0.43(g)	3.89	4.32	(0.32)
Year Ended October 31, 2020	12.22	0.28	(2.55)	(2.27)	(0.49)
Year Ended October 31, 2019	12.44	0.44	(0.20)	0.24	(0.46)
Year Ended October 31, 2018	14.26	0.36	(1.87)	(1.51)	(0.31)
Year Ended October 31, 2017	12.23	0.22	2.50	2.72	(0.69)
Class C
Six Months Ended April 30, 2022(Unaudited)	13.02	0.17	(1.23)	(1.06)	(0.52)
Year Ended October 31, 2021	9.14	0.33(g)	3.79	4.12	(0.24)
Year Ended October 31, 2020	11.81	0.21	(2.47)	(2.26)	(0.41)
Year Ended October 31, 2019	12.02	0.36	(0.18)	0.18	(0.39)
Year Ended October 31, 2018	13.78	0.28	(1.82)	(1.54)	(0.22)
Year Ended October 31, 2017	11.88	0.15	2.42	2.57	(0.67)
Class I
Six Months Ended April 30, 2022(Unaudited)	13.84	0.25	(1.33)	(1.08)	(0.64)
Year Ended October 31, 2021	9.72	0.47(g)	3.99	4.46	(0.34)
Year Ended October 31, 2020	12.54	0.31	(2.61)	(2.30)	(0.52)
Year Ended October 31, 2019	12.76	0.48	(0.20)	0.28	(0.50)
Year Ended October 31, 2018	14.62	0.41	(1.92)	(1.51)	(0.35)
Year Ended October 31, 2017	12.57	0.28	2.55	2.83	(0.78)
Class L
Six Months Ended April 30, 2022(Unaudited)	13.78	0.25	(1.33)	(1.08)	(0.65)
Year Ended October 31, 2021	9.66	0.47(g)	3.99	4.46	(0.34)
Year Ended October 31, 2020	12.47	0.30	(2.58)	(2.28)	(0.53)
Year Ended October 31, 2019	12.70	0.46	(0.17)	0.29	(0.52)
Year Ended October 31, 2018	14.55	0.41	(1.90)	(1.49)	(0.36)
Year Ended October 31, 2017	12.50	0.27	2.57	2.84	(0.79)
Class R2
Six Months Ended April 30, 2022(Unaudited)	13.22	0.20	(1.26)	(1.06)	(0.57)
Year Ended October 31, 2021	9.29	0.39(g)	3.82	4.21	(0.28)
Year Ended October 31, 2020	11.96	0.24	(2.51)	(2.27)	(0.40)
Year Ended October 31, 2019	12.20	0.40	(0.20)	0.20	(0.44)
Year Ended October 31, 2018	14.01	0.31	(1.84)	(1.53)	(0.28)
Year Ended October 31, 2017	12.04	0.19	2.46	2.65	(0.68)
Class R5
Six Months Ended April 30, 2022(Unaudited)	13.67	0.28	(1.34)	(1.06)	(0.64)
Year Ended October 31, 2021	9.60	0.41(g)	4.02	4.43	(0.36)
Year Ended October 31, 2020	12.40	0.33	(2.59)	(2.26)	(0.54)
Year Ended October 31, 2019	12.65	0.49	(0.21)	0.28	(0.53)
Year Ended October 31, 2018	14.51	0.42	(1.91)	(1.49)	(0.37)
Year Ended October 31, 2017	12.51	0.23	2.59	2.82	(0.82)
SEE NOTES TO FINANCIAL STATEMENTS.
106	J.P. Morgan International Equity Funds	April 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements(f)	Portfolio turnover rate(d)

$11.79	(8.05)%	$177,422	1.00(f)%	3.55(f)%	1.23(f)%	11%
13.46	46.20	187,774	1.00	3.39(g)	1.24	33
9.46	(19.51)	125,744	1.00	2.66	1.26	59
12.22	2.30	181,458	1.00	3.69	1.28	61
12.44	(10.88)	242,231	1.00	2.59	1.27	90
14.26	23.30	316,510	1.35	1.71	1.35	31

11.44	(8.34)	2,490	1.50(f)	2.79(f)	1.76(f)	11
13.02	45.54	3,923	1.50	2.70(g)	1.77	33
9.14	(19.94)	4,202	1.50	2.07	1.78	59
11.81	1.82	9,358	1.50	3.15	1.80	61
12.02	(11.37)	14,055	1.50	2.06	1.78	90
13.78	22.67	20,997	1.85	1.21	1.87	31

12.12	(7.97)	37,651	0.75(f)	3.86(f)	0.98(f)	11
13.84	46.51	39,188	0.75	3.58(g)	0.99	33
9.72	(19.31)	26,805	0.75	2.88	1.02	59
12.54	2.56	45,503	0.75	3.91	1.03	61
12.76	(10.62)	66,291	0.75	2.84	1.02	90
14.62	23.66	144,875	1.04	2.07	1.04	31

12.05	(8.00)	6,285	0.66(f)	3.88(f)	0.84(f)	11
13.78	46.77	7,042	0.66	3.66(g)	0.84	33
9.66	(19.25)	5,585	0.65	2.72	0.85	59
12.47	2.69	30,256	0.65	3.81	0.87	61
12.70	(10.57)	73,651	0.65	2.84	0.87	90
14.55	23.88	201,672	0.87	2.03	0.88	31

11.59	(8.22)	500	1.30(f)	3.25(f)	1.59(f)	11
13.22	45.84	514	1.30	3.14(g)	1.59	33
9.29	(19.74)	412	1.30	2.27	1.61	59
11.96	2.00	722	1.30	3.47	1.69	61
12.20	(11.19)	1,025	1.30	2.27	1.59	90
14.01	23.02	1,369	1.58	1.52	1.73	31

11.97	(7.93)	33	0.65(f)	4.35(f)	0.84(f)	11
13.67	46.74	67	0.65	3.24(g)	0.85	33
9.60	(19.26)	77	0.65	3.13	0.86	59
12.40	2.64	88	0.65	4.08	0.87	61
12.65	(10.58)	70	0.65	2.97	0.91	90
14.51	23.81	62	0.93	1.69	4.00	31
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	107

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Class R6
Six Months Ended April 30, 2022(Unaudited)	$13.71	$0.26	$(1.32)	$(1.06)	$(0.67)
Year Ended October 31, 2021	9.62	0.49(g)	3.97	4.46	(0.37)
Year Ended October 31, 2020	12.43	0.34	(2.60)	(2.26)	(0.55)
Year Ended October 31, 2019	12.67	0.51	(0.21)	0.30	(0.54)
Year Ended October 31, 2018	14.53	0.43	(1.91)	(1.48)	(0.38)
Year Ended October 31, 2017	12.51	0.31	2.53	2.84	(0.82)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Not annualized for periods less than one year.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Reflects income from foreign withholding tax claims, including related interest income, less IRS compliance fees. Without these proceeds, the net investment income (loss) per share would have been $0.38, $0.28, $0.42, $0.41, $0.34, $0.35 and $0.44 for Class A, Class C, Class I, Class L, Class R2, Class R5, and Class R6,respectively, and the net investment income (loss) ratios would have been 3.00%, 2.26%, 3.19%, 3.23%, 2.72%, 2.80% and 3.44% for Class A, Class C, Class I, Class L, Class R2, Class R5, and Class R6, respectively.
SEE NOTES TO FINANCIAL STATEMENTS.
108	J.P. Morgan International Equity Funds	April 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements(f)	Portfolio turnover rate(d)

$11.98	(7.93)%	$163,319	0.55(f)%	4.07(f)%	0.73(f)%	11%
13.71	46.99	158,191	0.55	3.83(g)	0.73	33
9.62	(19.22)	105,039	0.55	3.18	0.76	59
12.43	2.83	125,887	0.55	4.22	0.77	61
12.67	(10.49)	124,246	0.55	3.06	0.77	90
14.53	23.99	108,302	0.80	2.28	0.82	31
SEE NOTES TO FINANCIAL STATEMENTS.
April 30, 2022	J.P. Morgan International Equity Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2022 (Unaudited)
(Dollar values in thousands)
1.  Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 8 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Emerging Markets Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Research Enhanced Equity Fund	Class I and Class R6	JPM IV	Diversified
JPMorgan Europe Dynamic Fund	Class A, Class C, Class I, Class L and Class R6	JPM I	Diversified
JPMorgan International Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Focus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Hedged Equity Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan International Research Enhanced Equity Fund	Class A, Class I and Class R6	JPM II	Diversified
JPMorgan International Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6	JPM I	Diversified
The investment objective of JPMorgan Emerging Markets Equity Fund (“Emerging Markets Equity Fund”) is to seek to provide high total return.
The investment objective of JPMorgan Emerging Markets Research Enhanced Equity Fund (“Emerging Markets Research Enhanced Equity Fund”),
JPMorgan International Focus Fund (“International Focus Fund”), JPMorgan International Research Enhanced Equity Fund (“International Research Enhanced Equity Fund”) and JPMorgan International Value Fund (“International Value Fund”) is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Europe Dynamic Fund (“Europe Dynamic Fund”) is to seek total return from long-term capital growth. Total return consists of capital growth and current income.
The investment objective of JPMorgan International Equity Fund (“International Equity Fund”) is to seek total return from long-term capital growth and income. Total return consists of capital growth and current income.
The investment objective of JPMorgan International Hedged Equity Fund (“International Hedged Equity Fund”) is to seek to provide capital appreciation.
Class L Shares of Europe Dynamic Fund and International Value Fund are publicly offered on a limited basis. Class A Shares of International Research Enhanced Equity Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of Europe Dynamic Fund and International Value Fund and Class A Shares of International Research Enhanced Equity Fund unless they meet certain requirements as described in the Funds' prospectuses.
Effective as of the close of business on December 31, 2020, all share classes of Emerging Markets Equity Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements as described in the Fund's prospectuses.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. ("JPMIM"), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), acts as Adviser (the "Adviser") and Administrator (the "Administrator") to the Funds.
110	J.P. Morgan International Equity Funds	April 30, 2022

2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A.  Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the  "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds' investments. The Administrator implements the valuation policies of the Funds' investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
April 30, 2022	J.P. Morgan International Equity Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
Emerging Markets Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$ 551,331	$ —	$—	$ 551,331
China	247,149	2,704,394	—	2,951,543
Hong Kong	—	475,149	—	475,149
India	290,761	1,832,518	—	2,123,279
Indonesia	—	424,269	—	424,269
Macau	—	48,921	—	48,921
Mexico	303,316	—	—	303,316
Panama	66,264	—	—	66,264
Poland	—	34,466	—	34,466
Portugal	—	89,295	—	89,295
South Africa	72,233	73,285	—	145,518
South Korea	—	790,082	—	790,082
Taiwan	756,695	358,809	—	1,115,504
United Kingdom	—	109,652	—	109,652
United States	144,031	48,836	—	192,867
Total Common Stocks	2,431,780	6,989,676	—	9,421,456
Short-Term Investments
Investment Companies	267,806	—	—	267,806
Investment of Cash Collateral from Securities Loaned	107	—	—	107
Total Short-Term Investments	267,913	—	—	267,913
Total Investments in Securities	$2,699,693	$6,989,676	$—	$9,689,369

Emerging Markets Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$182,209	$ —	$ —	$ 182,209
Chile	11,347	—	—	11,347
China	48,016	847,933	—	895,949
Colombia	5,352	—	—	5,352
Greece	—	14,274	—	14,274
Hong Kong	—	5,579	—	5,579
Hungary	—	11,198	—	11,198
India	42,303	335,312	—	377,615
Indonesia	16,177	38,174	—	54,351
Malaysia	13,972	20,624	—	34,596
Mexico	84,570	—	—	84,570
Peru	11,094	—	—	11,094
Philippines	—	13,330	—	13,330
Poland	—	13,262	—	13,262
Qatar	12,624	6,142	—	18,766
Russia	—	—	892	892
Saudi Arabia	4,249	120,714	—	124,963
Singapore	—	2,718	—	2,718
112	J.P. Morgan International Equity Funds	April 30, 2022

Emerging Markets Research Enhanced Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Africa	$ 34,735	$ 88,445	$ —	$ 123,180
South Korea	—	392,600	—	392,600
Taiwan	28,492	404,323	—	432,815
Thailand	54,907	6,990	—	61,897
Turkey	6,651	—	—	6,651
United Arab Emirates	6,720	21,354	—	28,074
United States	—	1,399	—	1,399
Total Common Stocks	563,418	2,344,371	892	2,908,681
Short-Term Investments
Investment Companies	43,823	—	—	43,823
Investment of Cash Collateral from Securities Loaned	14,062	—	—	14,062
Total Short-Term Investments	57,885	—	—	57,885
Total Investments in Securities	$621,303	$2,344,371	$892	$2,966,566
Appreciation in Other Financial Instruments
Futures Contracts	$ 77	$ —	$ —	$ 77
Transfers between level 1 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended April 30, 2022.
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended April 30, 2022.
Europe Dynamic Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$ —	$ 12,823	$—	$ 12,823
Austria	—	6,617	—	6,617
Denmark	—	47,127	—	47,127
Finland	—	20,959	—	20,959
France	—	97,803	—	97,803
Germany	—	92,385	—	92,385
Ireland	9,168	108	—	9,276
Italy	—	7,051	—	7,051
Luxembourg	—	6,134	—	6,134
Netherlands	—	38,030	—	38,030
Norway	—	8,688	—	8,688
Spain	—	7,753	—	7,753
Switzerland	—	105,063	—	105,063
United Kingdom	1,867	117,059	—	118,926
United States	—	14,381	—	14,381
Total Common Stocks	11,035	581,981	—	593,016
Short-Term Investments
Investment Companies	12,091	—	—	12,091
Investment of Cash Collateral from Securities Loaned	48,178	—	—	48,178
Total Short-Term Investments	60,269	—	—	60,269
April 30, 2022	J.P. Morgan International Equity Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
Europe Dynamic Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$71,304	$581,981	$—	$653,285
Depreciation in Other Financial Instruments
Futures Contracts	$ (264)	$ —	$—	$ (264)

International Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$ —	$ 112,477	$—	$ 112,477
Austria	—	36,856	—	36,856
Belgium	—	59,685	—	59,685
China	—	34,693	—	34,693
Denmark	—	260,363	—	260,363
Finland	—	29,279	—	29,279
France	—	679,203	—	679,203
Germany	—	378,463	—	378,463
Hong Kong	—	157,403	—	157,403
India	41,122	—	—	41,122
Japan	—	537,131	—	537,131
Netherlands	—	253,370	—	253,370
Singapore	—	92,118	—	92,118
South Africa	—	68,826	—	68,826
South Korea	—	76,370	—	76,370
Spain	—	92,781	—	92,781
Sweden	—	163,086	—	163,086
Switzerland	—	460,691	—	460,691
Taiwan	60,289	—	—	60,289
United Kingdom	—	451,538	—	451,538
United States	—	188,984	—	188,984
Total Common Stocks	101,411	4,133,317	—	4,234,728
Short-Term Investments
Investment Companies	127,803	—	—	127,803
Investment of Cash Collateral from Securities Loaned	202,371	—	—	202,371
Total Short-Term Investments	330,174	—	—	330,174
Total Investments in Securities	$431,585	$4,133,317	$—	$4,564,902

International Focus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$ —	$ 49,409	$—	$ 49,409
Belgium	—	28,987	—	28,987
Canada	80,585	—	—	80,585
114	J.P. Morgan International Equity Funds	April 30, 2022

International Focus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
China	$ —	$ 33,657	$—	$ 33,657
Denmark	—	74,064	—	74,064
France	—	138,178	—	138,178
Germany	—	75,560	—	75,560
Hong Kong	—	68,290	—	68,290
India	33,384	—	—	33,384
Indonesia	—	26,541	—	26,541
Japan	—	65,907	—	65,907
Netherlands	—	104,594	—	104,594
Singapore	—	37,318	—	37,318
South Africa	—	44,450	—	44,450
South Korea	—	62,928	—	62,928
Spain	—	30,314	—	30,314
Sweden	—	19,881	—	19,881
Switzerland	—	157,149	—	157,149
Taiwan	45,891	—	—	45,891
United Kingdom	—	138,706	—	138,706
United States	—	46,568	—	46,568
Total Common Stocks	159,860	1,202,501	—	1,362,361
Short-Term Investments
Investment Companies	39,689	—	—	39,689
Total Investments in Securities	$199,549	$1,202,501	$—	$1,402,050

International Hedged Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$ —	$ 10,304	$—	$ 10,304
Belgium	—	689	—	689
China	—	829	—	829
Denmark	—	5,467	—	5,467
Finland	—	1,281	—	1,281
France	—	18,235	—	18,235
Germany	—	14,703	—	14,703
Hong Kong	—	4,098	—	4,098
Ireland	—	761	—	761
Italy	—	1,089	—	1,089
Japan	—	35,565	—	35,565
Luxembourg	—	216	—	216
Netherlands	—	10,054	—	10,054
Singapore	—	1,603	—	1,603
Spain	—	4,511	—	4,511
Sweden	—	3,155	—	3,155
Switzerland	—	18,526	—	18,526
Taiwan	119	—	—	119
United Kingdom	—	21,800	—	21,800
April 30, 2022	J.P. Morgan International Equity Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
International Hedged Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	$ —	$ 3,117	$—	$ 3,117
Total Common Stocks	119	156,003	—	156,122
Options Purchased
Put Options Purchased	6,077	—	—	6,077
Short-Term Investments
Investment Companies	7,724	—	—	7,724
Total Investments in Securities	$13,920	$156,003	$—	$169,923
Appreciation in Other Financial Instruments
Futures Contracts	$ 100	$ —	$—	$ 100
Depreciation in Other Financial Instruments
Futures Contracts	(323)	—	—	(323)
Options Written
Call Options Written	(156)	—	—	(156)
Put Options Written	(880)	—	—	(880)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$ (1,259)	$ —	$—	$ (1,259)

International Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$ —	$ 320,921	$—	$ 320,921
Belgium	—	23,440	—	23,440
China	—	26,691	—	26,691
Denmark	—	187,490	—	187,490
Finland	—	44,172	—	44,172
France	—	629,936	—	629,936
Germany	—	506,525	—	506,525
Hong Kong	—	120,115	—	120,115
Ireland	—	26,126	—	26,126
Italy	—	39,453	—	39,453
Japan	—	1,053,844	—	1,053,844
Luxembourg	—	8,453	—	8,453
Malta	—	—	2	2
Netherlands	—	348,179	—	348,179
Singapore	—	50,120	—	50,120
Spain	—	152,467	—	152,467
Sweden	—	108,048	—	108,048
Switzerland	—	631,425	—	631,425
Taiwan	3,953	—	—	3,953
United Kingdom	—	752,505	—	752,505
United States	—	104,939	—	104,939
Total Common Stocks	3,953	5,134,849	2	5,138,804
Short-Term Investments
Investment Companies	204,862	—	—	204,862
116	J.P. Morgan International Equity Funds	April 30, 2022

International Research Enhanced Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment of Cash Collateral from Securities Loaned	$200,900	$ —	$—	$ 200,900
Total Short-Term Investments	405,762	—	—	405,762
Total Investments in Securities	$409,715	$5,134,849	$ 2	$5,544,566
Appreciation in Other Financial Instruments
Futures Contracts	$ 2,036	$ —	$—	$ 2,036
Depreciation in Other Financial Instruments
Futures Contracts	(1,379)	—	—	(1,379)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$ 657	$ —	$—	$ 657

International Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$ —	$ 32,984	$—	$ 32,984
Austria	—	5,257	—	5,257
Belgium	—	1,854	—	1,854
China	—	1,964	—	1,964
Denmark	532	5,969	—	6,501
Egypt	1,100	—	—	1,100
Finland	—	6,070	—	6,070
France	—	31,244	—	31,244
Germany	—	38,043	—	38,043
Hong Kong	—	3,886	—	3,886
Italy	—	13,172	—	13,172
Japan	—	81,583	—	81,583
Luxembourg	—	2,045	—	2,045
Malta	—	504	—	504
Netherlands	—	23,625	—	23,625
Norway	1,403	8,444	—	9,847
Singapore	497	5,188	—	5,685
South Africa	—	3,373	—	3,373
Spain	—	12,674	—	12,674
Sweden	274	10,122	—	10,396
Switzerland	—	24,164	—	24,164
United Kingdom	2,401	52,632	—	55,033
United States	—	9,539	—	9,539
Total Common Stocks	6,207	374,336	—	380,543
Short-Term Investments
Investment Companies	5,753	—	—	5,753
Investment of Cash Collateral from Securities Loaned	19,882	—	—	19,882
Total Short-Term Investments	25,635	—	—	25,635
Total Investments in Securities	$31,842	$374,336	$—	$406,178
April 30, 2022	J.P. Morgan International Equity Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
B.  Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of April 30, 2022, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C.  Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the as of April 30, 2022.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Emerging Markets Equity Fund	$ 106	$ (106)	$—
Emerging Markets Research Enhanced Equity Fund	13,480	(13,480)	—
Europe Dynamic Fund	44,177	(44,177)	—
International Equity Fund	169,016	(169,016)	—
International Research Enhanced Equity Fund	177,073	(177,073)	—
International Value Fund	18,772	(18,772)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
118	J.P. Morgan International Equity Funds	April 30, 2022

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended April 30, 2022, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Emerging Markets Equity Fund	$6
Emerging Markets Research Enhanced Equity Fund	2
Europe Dynamic Fund	2
International Equity Fund	8
International Focus Fund	3
International Research Enhanced Equity Fund	4
International Value Fund	1
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
D.  Investment Transactions with Affiliates — The Funds invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Emerging Markets Equity Fund
	For the six months ended April 30, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2022	Shares at April 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.36% (a) (b)	$ 24,800	$1,675,531	$1,432,508	$(21)	$ 4	$267,806	267,753	$ 90	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.37% (a) (b)	222,040	150,500	372,500	(32)*	—(c)	8	8	26*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.37% (a) (b)	25,886	319,665	345,452	—	—	99	99	2*	—
Total	$272,726	$2,145,696	$2,150,460	$(53)	$ 4	$267,913		$118	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2022.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

April 30, 2022	J.P. Morgan International Equity Funds	119

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
Emerging Markets Research Enhanced Equity Fund
	For the six months ended April 30, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2022	Shares at April 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.36% (a) (b)	$ 3,718	$745,224	$705,105	$(14)	$—(c)	$43,823	43,814	$34	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.37% (a) (b)	22,493	48,000	64,000	(8)*	1	6,486	6,491	7*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.37% (a) (b)	2,859	98,486	93,769	—	—	7,576	7,576	2*	—
Total	$29,070	$891,710	$862,874	$(22)	$ 1	$57,885		$43	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2022.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Europe Dynamic Fund
	For the six months ended April 30, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2022	Shares at April 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.36% (a) (b)	$46,060	$253,946	$287,907	$(7)	$(1)	$12,091	12,089	$10	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.37% (a) (b)	—	73,000	39,000	1*	—(c)	34,001	34,025	8*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.37% (a) (b)	7,173	129,488	122,484	—	—	14,177	14,177	4*	—
Total	$53,233	$456,434	$449,391	$(6)	$(1)	$60,269		$22	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2022.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

120	J.P. Morgan International Equity Funds	April 30, 2022

International Equity Fund
	For the six months ended April 30, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2022	Shares at April 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.36% (a) (b)	$123,785	$ 968,511	$ 964,468	$(44)	$19	$127,803	127,777	$ 69	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.37% (a) (b)	111,000	561,000	535,975	(16)*	—(c)	136,009	136,104	59*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.37% (a) (b)	13,466	609,509	556,613	—	—	66,362	66,362	16*	—
Total	$248,251	$2,139,020	$2,057,056	$(60)	$19	$330,174		$144	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2022.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Focus Fund
	For the six months ended April 30, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2022	Shares at April 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.36% (a) (b)	$47,837	$595,620	$ 603,760	$ (5)	$(3)	$39,689	39,681	$34	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.37% (a) (b)	33,000	234,000	266,986	(14)*	—	—	—	8*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.37% (a) (b)	3,469	160,401	163,870	—	—	—	—	5*	—
Total	$84,306	$990,021	$1,034,616	$(19)	$(3)	$39,689		$47	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2022.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Hedged Equity Fund
	For the six months ended April 30, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2022	Shares at April 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.29% (a) (b)	$3,536	$54,734	$50,546	$—	$—	$7,724	7,724	$2	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2022.

April 30, 2022	J.P. Morgan International Equity Funds	121

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
International Research Enhanced Equity Fund
	For the six months ended April 30, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2022	Shares at April 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.36% (a) (b)	$ 93,239	$ 936,459	$ 824,801	$(36)	$ 1	$204,862	204,821	$ 96	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.37% (a) (b)	82,347	399,000	354,000	(10)*	(4)	127,333	127,422	47*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.37% (a) (b)	10,123	411,295	347,851	—	—	73,567	73,567	18*	—
Total	$185,709	$1,746,754	$1,526,652	$(46)	$(3)	$405,762		$161	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2022.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Value Fund
	For the six months ended April 30, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2022	Shares at April 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.36% (a) (b)	$2,400	$ 40,191	$ 36,838	$(1)	$ 1	$ 5,753	5,751	$ 5	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.37% (a) (b)	3,199	41,501	30,000	(1)*	—	14,699	14,709	6*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.37% (a) (b)	945	52,091	47,853	—	—	5,183	5,183	2*	—
Total	$6,544	$133,783	$114,691	$(2)	$ 1	$25,635		$13	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2022.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E.  Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets
122	J.P. Morgan International Equity Funds	April 30, 2022

and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F.  Options  — International Hedged Equity Fund purchased put and call options on securities to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written — Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds' exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G.  Futures Contracts — Emerging Markets Research Enhanced Equity Fund, Europe Dynamic Fund, International Hedged Equity Fund, International Research Enhanced Equity Fund and International Value Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
April 30, 2022	J.P. Morgan International Equity Funds	123

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds’ options, futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended April 30, 2022. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:
	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund	International Focus Fund	International Hedged Equity Fund	International Research Enhanced Equity Fund	International Value Fund
Futures Contracts:
Average Notional Balance Long	$82,512	$20,389	$ 14,652	$ 7,409	$108,795	$3,581
Average Notional Balance Short	—	—	(14,662)	—	—	—
Ending Notional Balance Long	4,119	7,675	—	8,672	160,736	—
Exchange-Traded Options:
Average Number of Contracts Purchased	—	—	—	747	—	—
Average Number of Contracts Written	—	—	—	(1,494)	—	—
Ending Number of Contracts Purchased	—	—	—	819	—	—
Ending Number of Contracts Written	—	—	—	(1,638)	—	—
The Funds' derivatives contracts held at April 30, 2022 are not accounted for as hedging instruments under GAAP.
H.  Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
I.  Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended April 30, 2022 are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Emerging Markets Equity Fund
Transfer agency fees	$ 16	$ 2	$42	$ 12	$ 1	$ —(a)	$ —(a)	$ 2	$55	$130
Emerging Markets Research Enhanced Equity Fund
Transfer agency fees	n/a	n/a	2	n/a	n/a	n/a	n/a	n/a	11	13
Europe Dynamic Fund
Transfer agency fees	6	1	11	1	n/a	n/a	n/a	n/a	1	20
International Equity Fund
Transfer agency fees	11	1	14	n/a	12	n/a	n/a	—(a)	18	56
International Focus Fund
Transfer agency fees	4	2	16	n/a	—(a)	n/a	n/a	1	10	33
International Hedged Equity Fund
Transfer agency fees	—(a)	—(a)	1	n/a	n/a	n/a	n/a	—(a)	—(a)	1
124	J.P. Morgan International Equity Funds	April 30, 2022

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
International Research Enhanced Equity Fund
Transfer agency fees	$ 9	n/a	$12	n/a	n/a	n/a	n/a	n/a	$12	$ 33
International Value Fund
Transfer agency fees	6	$ 1	1	$ —(a)	$ —(a)	n/a	n/a	$ —(a)	1	9

(a)	Amount rounds to less than one thousand.
J.  Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of April 30, 2022, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
K.  Foreign Taxes —The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court rulings in certain European countries, the tax authorities of each of these countries, recently paid European Dynamic Fund (Finland & Sweden), International Equity Fund (Sweden), International Focus Fund (Finland), International Research Enhanced Equity Fund (Finland & Sweden) and International Value Fund (Finland, Spain & Sweden) tax reclaims for prior tax withholding. These tax reclaim payments are included in Foreign withholding tax reclaims on the Statements of Operations. Interest income, if any, related to these tax reclaim payments is included in Interest income from non-affiliates on the Statements of Operations.
In the event that tax reclaims received by the Funds during the fiscal year ending October 31, 2021 exceed the foreign withholding taxes paid by the Funds for other foreign investments, and the Funds have previously passed foreign tax credits on to their shareholders, the Funds will have a U.S. tax liability. The Funds will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability (fees) on behalf of the Funds' shareholders. These IRS fees are estimated through the year ended October 31, 2021 and are included in IRS Compliance Fees for foreign withholding tax reclaims on the Statements of Operations, if applicable.
L.  Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3.  Fees and Other Transactions with Affiliates
A.  Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:
Emerging Markets Equity Fund	0.68%
Emerging Markets Research Enhanced Equity Fund	0.25
Europe Dynamic Fund	0.60
International Equity Fund	0.50
International Focus Fund	0.60
International Hedged Equity Fund	0.25
International Research Enhanced Equity Fund	0.20
International Value Fund	0.55
April 30, 2022	J.P. Morgan International Equity Funds	125

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B.  Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended April 30, 2022, the effective annualized rate for Emerging Markets Equity Fund, Emerging Markets Research Enhanced Equity Fund, Europe Dynamic Fund, International Equity Fund, International Focus Fund, International Hedged Equity Fund, International Research Enhanced Equity Fund and International Value Fund was 0.07%, 0.075%, 0.075%, 0.075%, 0.075%, 0.075%, 0.075% and 0.075%, respectively of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that the following Funds shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Emerging Markets Equity Fund	0.25%	0.75%	0.50%	0.25%
Europe Dynamic Fund	0.25	0.75	n/a	n/a
International Equity Fund	0.25	0.75	0.50	n/a
International Focus Fund	0.25	0.75	0.50	n/a
International Hedged Equity Fund	0.25	0.75	n/a	n/a
International Research Enhanced Equity Fund	0.25	n/a	n/a	n/a
International Value Fund	0.25	0.75	0.50	n/a
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended ended April 30, 2022, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Emerging Markets Equity Fund	$ 7	$—(a)
Europe Dynamic Fund	1	—
International Equity Fund	26	1
International Focus Fund	39	—(a)
International Hedged Equity Fund	1	—
International Research Enhanced Equity Fund	—(a)	—
International Value Fund	19	—

(a)	Amount rounds to less than one thousand.
D.  Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Emerging Markets Equity Fund	0.25%	0.25%	0.25%	0.10%	0.25%	0.25%	0.25%	0.10%
Emerging Markets Research Enhanced Equity Fund	n/a	n/a	0.25	n/a	n/a	n/a	n/a	n/a
Europe Dynamic Fund	0.25	0.25	0.25	0.10	n/a	n/a	n/a	n/a
International Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
126	J.P. Morgan International Equity Funds	April 30, 2022

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
International Focus Fund	0.25%	0.25%	0.25%	n/a%	0.25%	n/a%	n/a%	0.10%
International Hedged Equity Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
International Research Enhanced Equity Fund	0.25	n/a	0.25	n/a	n/a	n/a	n/a	n/a
International Value Fund	0.25	0.25	0.25	0.10	0.25	n/a	n/a	0.10
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E.  Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F.  Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Emerging Markets Equity Fund	1.24%	1.74%	0.99%	1.54%	1.29%	1.04%	0.89%	0.79%
Emerging Markets Research Enhanced Equity Fund	n/a	n/a	0.45	n/a	n/a	n/a	n/a	0.35
Europe Dynamic Fund	1.24	1.74	0.99	n/a	n/a	n/a	n/a	n/a
International Equity Fund	0.95	1.45	0.70	1.25	n/a	n/a	0.60	0.50
International Focus Fund	1.00	1.50	0.75	1.30	n/a	n/a	0.65	0.55
International Hedged Equity Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
International Research Enhanced Equity Fund	0.60	n/a	0.35	n/a	n/a	n/a	n/a	0.25
International Value Fund	1.00	1.50	0.75	1.30	n/a	n/a	0.65	0.55
The expense limitation agreements were in effect for the six months ended April 30, 2022 and the contractual expense limitation percentages in the table above are in place until at least February 28, 2023.
April 30, 2022	J.P. Morgan International Equity Funds	127

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
For the six months ended April 30, 2022, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers					Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements	12b-1
Emerging Markets Equity Fund	$ 326	$ 219	$1,197	$1,742	$55	$ —
Emerging Markets Research Enhanced Equity Fund	402	268	84	754	—	—
International Equity Fund	1,412	941	293	2,646	—	—
International Focus Fund	1,568	1,045	297	2,910	—	—
International Hedged Equity Fund	95	60	—(a)	155	—	—
International Research Enhanced Equity Fund	691	459	324	1,474	—	29
International Value Fund	205	137	64	406	1	—

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended April 30, 2022 were as follows:
Emerging Markets Equity Fund	$61
Emerging Markets Research Enhanced Equity Fund	42
Europe Dynamic Fund	19
International Equity Fund	59
International Focus Fund	30
International Hedged Equity Fund	2
International Research Enhanced Equity Fund	66
International Value Fund	3
Effective January 1, 2022, JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the period January 1, 2022 through April 30, 2022 the amount of these waivers were as follows:
Emerging Markets Equity Fund	1
Emerging Markets Research Enhanced Equity Fund	1
Europe Dynamic Fund	1
International Equity Fund	1
International Focus Fund	1
International Hedged Equity Fund	1
International Research Enhanced Equity Fund	1
G.  Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
128	J.P. Morgan International Equity Funds	April 30, 2022

4.  Investment Transactions
During the six months ended April 30, 2022, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Emerging Markets Equity Fund	$1,308,784	$2,177,166
Emerging Markets Research Enhanced Equity Fund	571,098	737,155
Europe Dynamic Fund	385,041	642,085
International Equity Fund	1,248,185	836,829
International Focus Fund	512,049	1,301,728
International Hedged Equity Fund	46,086	13,376
International Research Enhanced Equity Fund	1,412,392	422,408
International Value Fund	69,376	44,096
During the six months ended April 30, 2022, there were no purchases or sales of U.S. Government securities.
5.  Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2022 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity Fund	$8,772,484	$2,384,515	$1,467,630	$916,885
Emerging Markets Research Enhanced Equity Fund	2,917,194	408,925	359,476	49,449
Europe Dynamic Fund	635,899	55,515	38,393	17,122
International Equity Fund	4,097,521	741,897	274,516	467,381
International Focus Fund	1,231,297	257,687	86,934	170,753
International Hedged Equity Fund	155,471	23,579	10,386	13,193
International Research Enhanced Equity Fund	5,030,990	808,857	294,624	514,233
International Value Fund	387,072	45,483	26,377	19,106
At October 31, 2021, the following Funds had net capital loss carryforwards which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Europe Dynamic Fund	$ 60,459	$ —
International Focus Fund	113,809	—
International Hedged Equity Fund	4,593*	13,223*
International Research Enhanced Equity Fund	—	285,015
International Value Fund	48,944	31,961

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code sections 381-384.
April 30, 2022	J.P. Morgan International Equity Funds	129

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
During the year ended October 31, 2021, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Emerging Markets Equity Fund	$ —	$151,019
Emerging Markets Research Enhanced Equity Fund	64,286	18,842
Europe Dynamic Fund	58,188	—
International Equity Fund	56,023	54,962
International Focus Fund	51,636	21,707
International Research Enhanced Equity Fund	33,296	211,502
International Value Fund	4,721	—
6.  Borrowings
The Funds rely  upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2022. Average borrowings from the Facility during the six months ended April 30, 2022 were as follows:
	Average Borrowings	Average Interest Rate paid	Number of Days Outstanding	Interest Paid
Emerging Markets Equity Fund	$45,389	0.83%	20	$14
Emerging Markets Research Enhanced Equity Fund	12,242	0.81	2	1
Europe Dynamic Fund	45,914	0.81	5	5
International Equity Fund	90,091	0.81	2	4
International Focus Fund	23,839	0.80	3	2
International Value Fund	1,651	0.82	2	—(a)

(a)	Amount rounds to less than one thousand.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2022.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, which has decreased from 1.25% pursuant to the amendment referenced below (the "Applicable Margin"), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate ("LIBOR"). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the
130	J.P. Morgan International Equity Funds	April 30, 2022

unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 10, 2021, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a reduction of the Applicable Margin charged for borrowing under the Credit Facility from 1.25% to 1.00%.
The Fund did not utilize the Credit Facility during the six months ended April 30, 2022.
7.  Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of April 30, 2022, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Emerging Markets Equity Fund	—	—%	3	43.4%
Europe Dynamic Fund	3	45.3	1	11.6
International Focus Fund	—	—	2	35.5
International Hedged Equity Fund	1	13.9	3	57.7
International Research Enhanced Equity Fund	1	10.4	1	10.4
International Value Fund	—	—	1	80.8
As of April 30, 2022, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Emerging Markets Research Enhanced Equity Fund	10.5%	31.5%	39.9%
Europe Dynamic Fund	50.5	—	—
International Equity Fund	—	49.8	—
International Focus Fund	11.6	—	—
International Research Enhanced Equity Fund	19.3	60.5	—
Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
April 30, 2022	J.P. Morgan International Equity Funds	131

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
As of April 30, 2022, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Emerging Markets Equity Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund	International Equity Fund	International Focus Fund	International Hedged Equity Fund	International Research Enhanced Equity Fund	International Value Fund
China	30.5%	30.3%	—%	—%	—%	—%	—%	—%
France	—	—	16.2	15.6	—	10.7	11.8	—
Germany	—	—	15.3	—	—	—	—	—
India	21.9	12.8	—	—	—	—	—	—
Japan	—	—	—	12.3	—	20.9	19.7	21.1
South Korea	—	13.3	—	—	—	—	—	—
Switzerland	—	—	17.4	10.6	11.2	10.9	11.8	—
Taiwan	11.5	14.7	—	—	—	—	—	—
United Kingdom	—	—	19.7	10.4	—	12.8	14.1	14.2
As of April 30, 2022, a significant portion of each Fund's investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds' original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were  perceived as comparatively stable becoming riskier and more volatile. Emerging Markets Equity Fund and Emerging Markets Research Enhanced Equity Fund each invests a substantial portion of their assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
In addition, a Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging market countries.
LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA's consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of a Fund's loans, notes, derivatives and other instruments or investments comprising some or all of a Fund's investments and
132	J.P. Morgan International Equity Funds	April 30, 2022

result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of a Fund's investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for a Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on a Fund and its investments. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.
The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
8.  Redemptions in-kind
On April 21, 2022, certain shareholders sold Class R6 Shares of International Focus Fund. The portfolio securities were delivered primarily by means of a redemption in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as detailed below:
Fund	Value	Type
International Focus Fund	$1,236,430(a)	Redemption in-kind

(a)	This amount includes cash of $99,867 associated with the redemption in-kind.
9.  Subsequent Event
At a meeting held on January 13, 2022, the Board approved the reorganization (the “Reorganization”) of International Research Enhanced Equity Fund into a newly created exchange-traded fund, JPMorgan International Research Enhanced Equity ETF (“JPM International Research Enhanced Equity ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization occurred as of the close of business on June 10, 2022 (the “Closing Date”). Following the Reorganization, International Research Enhanced Equity Fund’s performance and financial history were adopted by JPM International Research Enhanced Equity ETF. In connection with the Reorganization, each shareholder of International Research Enhanced Equity Fund (except as noted below) received shares of JPM International Research Enhanced Equity ETF equal in value to the number of shares of International Research Enhanced Equity Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of JPM International Research Enhanced Equity ETF, which cash payment may be taxable. Shareholders of International Research Enhanced Equity Fund who did not hold their shares through a brokerage account that could accept shares of JPM International Research Enhanced Equity ETF on the Closing Date had their Fund shares liquidated, and such shareholders received cash equal in value to their International Research Enhanced Equity Fund shares, which cash payment may be taxable. Shareholders of International Research Enhanced Equity Fund who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganization had their Fund shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to their International Research Enhanced Equity Fund shares.  JPM International Research Enhanced Equity ETF has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as International Research Enhanced Equity Fund.  Effective as of the close of business on June 10, 2022, International Research Enhanced Equity Fund ceased operations in connection with the consummation of the Reorganization.
April 30, 2022	J.P. Morgan International Equity Funds	133

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, November 1, 2021, and continued to hold your shares at the end of the reporting period, April 30, 2022.
Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees, and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Emerging Markets Equity Fund
Class A
Actual	$1,000.00	$ 737.20	$5.34	1.24%
Hypothetical	1,000.00	1,018.65	6.21	1.24
Class C
Actual	1,000.00	735.30	7.49	1.74
Hypothetical	1,000.00	1,016.17	8.70	1.74
Class I
Actual	1,000.00	738.00	4.27	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99
Class R2
Actual	1,000.00	735.90	6.63	1.54
Hypothetical	1,000.00	1,017.16	7.70	1.54
Class R3
Actual	1,000.00	737.10	5.56	1.29
Hypothetical	1,000.00	1,018.40	6.46	1.29
Class R4
Actual	1,000.00	737.80	4.48	1.04
Hypothetical	1,000.00	1,019.64	5.21	1.04
Class R5
Actual	1,000.00	738.50	3.84	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Class R6
Actual	1,000.00	738.60	3.41	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79
134	J.P. Morgan International Equity Funds	April 30, 2022

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Emerging Markets Research Enhanced Equity Fund
Class I
Actual	$1,000.00	$ 841.00	$2.05	0.45%
Hypothetical	1,000.00	1,022.56	2.26	0.45
Class R6
Actual	1,000.00	841.60	1.60	0.35
Hypothetical	1,000.00	1,023.06	1.76	0.35
JPMorgan Europe Dynamic Fund
Class A
Actual	1,000.00	856.40	5.71	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24
Class C
Actual	1,000.00	854.20	8.00	1.74
Hypothetical	1,000.00	1,016.17	8.70	1.74
Class I
Actual	1,000.00	857.50	4.51	0.98
Hypothetical	1,000.00	1,019.94	4.91	0.98
Class R6
Actual	1,000.00	858.70	3.32	0.72
Hypothetical	1,000.00	1,021.22	3.61	0.72
JPMorgan International Equity Fund
Class A
Actual	1,000.00	830.20	4.31	0.95
Hypothetical	1,000.00	1,020.08	4.76	0.95
Class C
Actual	1,000.00	828.40	6.57	1.45
Hypothetical	1,000.00	1,017.60	7.25	1.45
Class I
Actual	1,000.00	831.50	3.18	0.70
Hypothetical	1,000.00	1,021.32	3.51	0.70
Class R2
Actual	1,000.00	829.40	5.67	1.25
Hypothetical	1,000.00	1,018.60	6.26	1.25
Class R5
Actual	1,000.00	831.70	2.72	0.60
Hypothetical	1,000.00	1,021.82	3.01	0.60
Class R6
Actual	1,000.00	832.30	2.27	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
JPMorgan International Focus Fund
Class A
Actual	1,000.00	832.80	4.54	1.00
Hypothetical	1,000.00	1,019.84	5.01	1.00
Class C
Actual	1,000.00	830.90	6.81	1.50
Hypothetical	1,000.00	1,017.36	7.50	1.50
Class I
Actual	1,000.00	834.10	3.41	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class R2
Actual	1,000.00	831.70	5.90	1.30
Hypothetical	1,000.00	1,018.35	6.51	1.30
April 30, 2022	J.P. Morgan International Equity Funds	135

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan International Focus Fund (continued)
Class R5
Actual	$1,000.00	$ 834.30	$2.96	0.65%
Hypothetical	1,000.00	1,021.57	3.26	0.65
Class R6
Actual	1,000.00	835.00	2.50	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55
JPMorgan International Hedged Equity Fund
Class A
Actual	1,000.00	898.50	4.00	0.85
Hypothetical	1,000.00	1,020.58	4.26	0.85
Class C
Actual	1,000.00	896.20	6.35	1.35
Hypothetical	1,000.00	1,018.10	6.76	1.35
Class I
Actual	1,000.00	899.80	2.83	0.60
Hypothetical	1,000.00	1,021.82	3.01	0.60
Class R5
Actual	1,000.00	900.30	2.12	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Class R6
Actual	1,000.00	900.80	1.65	0.35
Hypothetical	1,000.00	1,023.06	1.76	0.35
JPMorgan International Research Enhanced Equity Fund
Class A
Actual	1,000.00	876.90	2.19	0.47
Hypothetical	1,000.00	1,022.46	2.36	0.47
Class I
Actual	1,000.00	877.40	1.63	0.35
Hypothetical	1,000.00	1,023.06	1.76	0.35
Class R6
Actual	1,000.00	877.60	1.16	0.25
Hypothetical	1,000.00	1,023.56	1.25	0.25
JPMorgan International Value Fund
Class A
Actual	1,000.00	919.50	4.76	1.00
Hypothetical	1,000.00	1,019.84	5.01	1.00
Class C
Actual	1,000.00	916.60	7.13	1.50
Hypothetical	1,000.00	1,017.36	7.50	1.50
Class I
Actual	1,000.00	920.30	3.57	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class R2
Actual	1,000.00	917.80	6.18	1.30
Hypothetical	1,000.00	1,018.35	6.51	1.30
Class R5
Actual	1,000.00	920.70	3.10	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65
136	J.P. Morgan International Equity Funds	April 30, 2022

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan International Value Fund (continued)
Class R6
Actual	$1,000.00	$ 920.70	$2.62	0.55%
Hypothetical	1,000.00	1,022.07	2.76	0.55

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
April 30, 2022	J.P. Morgan International Equity Funds	137

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report have adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 8, 2022, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. During the Program Reporting Period, the Program was amended, pursuant to an exemptive order from the Securities and Exchange Commission, to permit the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. The
Report discussed the implementation of these changes. No other material changes were made to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the exemptive order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.
138	J.P. Morgan International Equity Funds	April 30, 2022

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2022. All rights reserved. April 2022.	SAN-INTEQ-422

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A	separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 5, 2022

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
July 5, 2022